                                                    Registration Nos. 333-34199
                                                                      811-04867
      As filed with the Securities and Exchange Commission on May 1, 2007
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6

                               -----------------

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                 Pre-effective Amendment No.               [    ]

                Post-Effective Amendment No.               [ 20 ]

                           and/or

              REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940

                        Amendment No.                      [ 12 ]          [X]

                               -----------------

               VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                          Wilmington, Delaware 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective

    [ ]immediately upon filing pursuant to paragraph (b)

    [X]on May 1, 2007 pursuant to paragraph (b)

    [ ]60 days after filing pursuant to paragraph (a)(1)

    [ ]on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

EXECUTIVE ADVANTAGE(SM)

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by AIG Life Insurance Company ("AIG Life") through its Variable Account II

                           This prospectus is dated
                                  May 1, 2007

AIG Life Insurance Company ("AIG Life") is offering life insurance coverage under the Executive Advantage/SM/ group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the Beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AIG Life, please see page 5.

The Index of Special Words and Phrases on page 50 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The Guaranteed Account is part of our general account. You can use AIG Life's Variable Account II ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

..  AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein
   VPS")

..  American Century Variable Portfolios, Inc. ("American Century VP")

..  BlackRock Variable Series Funds, Inc. ("BlackRock")

..  Credit Suisse Trust ("Credit Suisse Trust")

..  Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

..  Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
   VIP")

..  Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT")

..  J.P. Morgan Series Trust II ("JPMorgan")

..  Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

..  PIMCO Variable Insurance Trust ("PIMCO VIT")

..  The Universal Institutional Funds, Inc. ("UIF")

..  VALIC Company I ("VALIC Co. I")

..  Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 17 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center shown on page 5 of this prospectus.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable universal life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS

    POLICY BENEFITS/RISKS SUMMARY.......................................  6
    POLICY BENEFITS.....................................................  6
       Death Benefit....................................................  6
           Death Benefit Proceeds.......................................  6
           Death Benefit Options........................................  6
       Full Surrenders, Partial Surrenders, Transfers, and Policy Loans.  6
           Full Surrenders..............................................  6
           Partial Surrenders...........................................  7
           Transfers....................................................  7
           Loans........................................................  7
       Premiums.........................................................  7
           Flexibility of Premiums......................................  7
           Free Look....................................................  7
       The Policy.......................................................  7
           Ownership Rights.............................................  7
           Variable Account.............................................  7
           Guaranteed Account...........................................  7
           Account Value................................................  8
           Payment Options..............................................  8
           Tax Benefits.................................................  8
       Supplemental Benefits and Riders.................................  8
    POLICY RISKS........................................................  8
       Investment Risk..................................................  8
       Risk of Lapse....................................................  9
       Tax Risks........................................................  9
       Partial Surrender and Full Surrender Risks.......................  9
       Policy Loan Risks................................................  9
    PORTFOLIO RISKS..................................................... 10
    TABLES OF CHARGES................................................... 11
    GENERAL INFORMATION................................................. 15
       AIG Life Insurance Company....................................... 15
       The Variable Account............................................. 15
       Guarantee of Insurance Obligations............................... 15
       Additional Information........................................... 16
       Communication with AIG Life...................................... 16
           Administrative Center........................................ 16
       Applying for a Policy............................................ 16
           Our age requirement for the Insured.......................... 16
           The minimum Face Amount...................................... 16
           We require a minimum initial premium......................... 16
           When your coverage will be effective......................... 16
           General...................................................... 17
       Variable Investment Options...................................... 17
       Guaranteed Investment Option..................................... 20
       Guaranteed Account Value......................................... 20
       Voting Privileges................................................ 20
       Illustrations.................................................... 21

   POLICY FEATURES...................................................... 21
      Death Benefits.................................................... 21
          Your Face Amount of insurance................................. 21
          Your death benefit............................................ 22
          Life Insurance Proceeds....................................... 22
          Payment of Life Insurance Proceeds............................ 22
          Amount of Life Insurance Proceeds............................. 22
      Tax Qualification Options......................................... 23
      Changes in Death Benefit Options.................................. 23
          How to request a change....................................... 23
          Tax consequences of changes in insurance coverage............. 24
      Premium Payments.................................................. 24
          Restrictions on Premium....................................... 24
          Minimum Initial Premium....................................... 24
          Planned Periodic Premium...................................... 24
          Additional Premium............................................ 24
          Effect of Premium Payments.................................... 24
          Grace Period.................................................. 25
          Premium Allocations........................................... 25
          Allocation Rules.............................................. 25
          Crediting Premium............................................. 25
          Future premium payments....................................... 26
      Determining the Account Value..................................... 26
      Account Value in the Subaccounts.................................. 26
          Accumulation Unit Values...................................... 27
          Net Investment Factor......................................... 27
          Guaranteed Account Value...................................... 27
          Net Account Value............................................. 27
          Cash Surrender Value.......................................... 28
          Net Cash Surrender Value...................................... 28
      Transfers......................................................... 28
          Minimum amount of transfer.................................... 28
          Form of transfer request...................................... 28
          Transfers from the Guaranteed Account......................... 28
          Date We Process Your Transfer Request......................... 28
          Number of Permitted Transfers/Transfer Charge................. 28
      Dollar Cost Averaging............................................. 28
          Processing your automatic dollar cost averaging transfers..... 29
      Market Timing..................................................... 29
      Restrictions Initiated By the Funds............................... 30
      Changing the Face Amount of Insurance............................. 30
          Changes in Face Amount........................................ 30
          Increases in Face Amount...................................... 30
          Decreases in Face Amount...................................... 31
          Consequences of a Change in Face Amount....................... 31
      Effective Date of Policy and Related Transactions................. 31
          Valuation dates, times, and periods........................... 31
          Fund Pricing.................................................. 31
          Date of receipt............................................... 31
          Commencement of insurance coverage............................ 31

       Issue Date; Policy months and years................................ 31
       Monthly deduction days............................................. 32
       Commencement of investment performance............................. 32
       Effective date of other premium payments and requests that you make............................................................. 32
   Reports to Policy Owners............................................... 32
POLICY TRANSACTIONS....................................................... 33
   Withdrawing Policy Investments......................................... 33
       Full surrender..................................................... 33
       Partial surrender.................................................. 33
       Loans.............................................................. 33
       Maximum Loan Amount................................................ 34
       Interest........................................................... 34
       Loan Account....................................................... 34
       Effect of a Loan................................................... 34
       Outstanding Loan................................................... 34
       Loan Repayment..................................................... 34
   Maturity of your Policy................................................ 35
   Tax considerations..................................................... 35
POLICY PAYMENTS........................................................... 35
   Payment Options........................................................ 35
       Change of payment option........................................... 35
       Tax impact......................................................... 35
   The Beneficiary........................................................ 35
   Assignment of a Policy................................................. 35
   Payment of Proceeds.................................................... 36
       General............................................................ 36
       Delay of Guaranteed Account option proceeds........................ 36
       Delay for check clearance.......................................... 36
       Delay of Variable Account proceeds................................. 36
       Delay to challenge coverage........................................ 36
       Delay required under applicable law................................ 36
ADDITIONAL RIGHTS THAT WE HAVE............................................ 37
CHARGES UNDER THE POLICY.................................................. 37
   Deductions From Premium................................................ 38
       Monthly Deduction From Account Value............................... 38
       Administrative Charge.............................................. 38
       Cost of Insurance Charge........................................... 38
   Net Amount at Risk..................................................... 39
       Rate Classes for Insureds.......................................... 39
   Legal Considerations Relating to Sex-Distinct Premiums and Benefits.... 40
   Deduction From Variable Account Assets................................. 40
   Deductions Upon Policy Transactions.................................... 40
       Transfer Charge.................................................... 40
       Surrender Charge................................................... 40
       Surrender Charge Calculation....................................... 41
       Surrender Charge Based On An Increase Or Decrease In Face
         Amount........................................................... 41
       Partial Surrender Charge........................................... 41
       Partial Surrender Charge Due to Decrease in Face Amount............ 42
       Partial Surrender Administrative Charge............................ 42
       Discount Purchase Programs......................................... 42

OTHER POLICY PROVISIONS.................................................. 42
   Right to Exchange..................................................... 42
   More About Policy Charges............................................. 42
       Purpose of our charges............................................ 42
       General........................................................... 43
   Account Value......................................................... 43
       Your Account Value................................................ 43
       Your investment options........................................... 43
       The Guaranteed Account............................................ 43
POLICY LAPSE AND REINSTATEMENT........................................... 44
   Reinstatement......................................................... 44
FEDERAL INCOME TAX CONSIDERATIONS........................................ 44
   Tax Status of the Policy.............................................. 45
   AIG Life.............................................................. 45
   Diversification and Investor Control.................................. 45
   Tax Treatment of the Policy........................................... 45
   Tax Treatment of Policy Benefits In General........................... 46
   Pre-Death Distribution................................................ 46
   Policies Not Classified as Modified Endowment Contracts............... 46
   Modified Endowment Contracts.......................................... 46
   Interest on Loans..................................................... 47
   Policy Exchanges and Modifications.................................... 47
   Withholding........................................................... 47
   Contracts Issued in Connection With Tax Qualified Pension Plans....... 48
   Possible Charge for AIG Life's Taxes.................................. 48
LEGAL PROCEEDINGS........................................................ 48
FINANCIAL STATEMENTS..................................................... 49
INDEX OF SPECIAL WORDS AND PHRASES....................................... 50
APPENDIX A............................................................... 52

CONTACT INFORMATION: Here is how you can contact us about the AIG Life Executive Advantage Policies:

         Administrative Center:                Home Office:
         ----------------------                --------------------------
         AIG Life Insurance Company            AIG Life Insurance Company
         One ALICO Plaza                       One ALICO Plaza
         600 King Street, CLMK                 600 King Street
         Wilmington, Delaware 19801            Wilmington, Delaware 19801
         1-302-594-2352                        1-302-594-2352

                         POLICY BENEFITS/RISKS SUMMARY

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                POLICY BENEFITS

   You may allocate your Account Value among the 43 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

Death Benefit

.. Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the Beneficiary when the Insured person dies. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

.. Death Benefit Options: You must choose one of the two Death Benefit Options when you apply for your Policy:

       .  Level Death Benefit Option or

       .  Increasing Death Benefit Option

   For the Level Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

   You should consider this Death Benefit Option if you want to minimize your cost of insurance.

   For the Increasing Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount plus the Account Value; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

   You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

   Federal tax law may require us to increase payment under any of the above Death Benefit Options. See "Tax Qualification Options" on page 23.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

.. Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your Net Cash Surrender Value. A surrender charge may apply. See "Surrender Charge" on page 40. You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

..  Partial Surrenders: We will not allow a partial surrender during the first
   Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we do not assess a processing charge for partial surrenders. A partial surrender may have adverse tax consequences.

.. Transfers: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

..  Loans: You may take a loan from your Policy at any time after the first
   Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charged on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

.. Flexibility of Premiums: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

.. Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid.

       The free look period generally expires the later of:

    .  10 days after you receive the Policy, or

    .  45 days after you sign Part I of the application.

The Policy

.. Ownership Rights: While the Insured person is living, you, as the Owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.

.. Variable Account: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this prospectus.

.. Guaranteed Account: You may place amounts in the Guaranteed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest, but are not obligated to do so.

.. Account Value: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

.. Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center.

.. Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the Beneficiary until there is a distribution. In addition, this means that under a qualifying life insurance Policy, cash value accumulates on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

   We offer no supplemental benefits or riders with this Policy.

                                 POLICY RISKS

Investment Risk

   The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. Any applicable surrender charge may be large enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your Account Value may not cover required charges and your Policy would lapse.

   If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum Account Value.

   If you allocate Net Premiums to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

   If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Cash Surrender Value.

   If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

Tax Risks

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   You should consult a qualified tax adviser for assistance in all Policy-related tax matters. See "Federal Income Tax Considerations" on page 44.

Partial Surrender and Full Surrender Risks

   The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. Any Outstanding Loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals.

A partial surrender or full surrender may have adverse tax consequences.

Policy Loan Risks

   A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Guaranteed Account.

   We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the Net Cash Surrender Value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not previously been taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting us at the Administrative Center shown on page 5 of this prospectus.

   There is no assurance that any of the Funds will achieve its stated investment objective.

                               TABLES OF CHARGES

   The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy Owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

   AIG may also make available to policy owners other variable universal life insurance policies with different features and different charges. Please ask your AIG representative about our other policies.

   The first table describes the fees and expenses that are payable, at the time that you (1) buy a Policy, (2) surrender a Policy during the first 14 Policy years and the first 14 Policy years following an increase in the Policy's Face Amount, (3) change a Policy's Face Amount, or (4) transfer Account Value between investment options.

                                     Transaction Fees
                                     ----------------
                       When Charge is         Maximum
Charge                 Deducted               Guaranteed Charge      Current Charge
------                 ---------------------  ---------------------  ---------------------

Statutory Premium Tax  Upon receipt of each   3.5%/1/ of each        0%/1/ of each premium
Charge                 premium                premium payment        payment
                       payment

DAC Tax Charge         Upon receipt of each   1%                     0%
                       premium payment

Premium Expense Charge Upon receipt of each   9% of the amount of    9% of the amount of
                       premium payment        each premium payment   each premium payment

Surrender Charge

Maximum Charge - for   Upon a partial         $48 per $1,000 of      $0 per $1,000 of Face
a 55 year old male,    surrender or a full    Face Amount            Amount/2/
smoker with a Face     surrender of your
Amount of $100,000     Policy during the
for the first Policy   first 14 Policy years
year/2/                and during the first
                       14 Policy years
                       following an increase
                       in the Policy=s Face
                       Amount

Minimum Charge - for   Upon a partial         $13 per $1,000 of      $0 per $1,000 of Face
a 18 year old female,  surrender or a full    Face Amount            Amount/2/
nonsmoker with a Face  surrender of your
Amount of $100,000     Policy during the
for the first Policy   first 14 Policy years
year/2/                and during the first
                       14 Policy years
                       following an increase
                       in the Policy=s Face
                       Amount

Example Charge - for   Upon a partial         $26 per $1,000 of      $0 per $1,000 of Face
a 45 year old male,    surrender or a full    Face Amount            Amount/2/
nonsmoker with a Face  surrender of your
Amount of $100,000     Policy during the
for the first Policy   first 14 Policy years
year/2/                and during the first
                       14 Policy years
                       following an increase
                       in the Policy=s Face
                       Amount

--------
/1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.50%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes.
/2/ The Surrender Charge will vary based on the Insured person's sex, age, risk class, Policy year and Face Amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 3B of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown on page 5 of this prospectus.

                                 Transaction Fees
                                 ----------------
                      When Charge is        Maximum
Charge                Deducted              Guaranteed Charge     Current Charge
------                -------------------   -------------------   -------------------

Partial Surrender     Upon a partial        The lesser of $25     $0
Processing Fee        surrender of your     or 2% of the amount
                      Policy                of the partial
                                            surrender

Transfer Fee          Upon a transfer of    $25 for each          $25 for each
                      Account Value         transfer/1/           transfer/1/

Policy Loan           Annually (on your     8.0% of the           8.0% of the
Interest Charge       Policy anniversary)   Outstanding Loan      Outstanding Loan
                                            balance               balance

Policy Owner          Upon each request     $25                   $0
Additional            for a Policy
Illustration Charge   illustration after
                      the first in a
                      Policy year

Flat Monthly Charge   Monthly, at the       $10                   $7
                      beginning of each
                      Policy Month

First Year            Monthly, at the       $25                   $0
Administrative        beginning of each
Charge                Policy month during
                      the first Policy
                      year

Face Amount           Monthly, at the       $25                   $0
Increase Charge       beginning of each
                      Policy month for
                      the 12 months
                      immediately
                      following the
                      effective date of
                      the increase

--------
/1/ The first 12 transfers in a Policy year are free of charge.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

               Periodic Charges (other than Fund fees and expenses)
                ----------------------------------------------------
                       When Charge is       Maximum Guaranteed
Charge                 Deducted             Charge               Current Charge
------                 -------------------  -------------------  -------------------

Cost of Insurance
  Charge/1/

  Maximum Charge -     Monthly, at the      $4.74911 per $1,000  $2.3204 per $1,000
  for the first        beginning of each    of Net Amount at     of Net Amount at
  Policy year for a    Policy month         Risk/2/              Risk
  70 year old male,
  smoker,
  guaranteed issue
  with a Face
  Amount of $100,000

  Minimum Charge -     Monthly, at the      $0.08 per $1,000 of  $0.0171 per $1,000
  for the first        beginning of each    Net Amount at Risk   of Net Amount at
  Policy year for a    Policy month                              Risk
  18 year old
  female,
  nonsmoker,
  medically
  underwritten,
  with a Face
  Amount of $100,000

  Example Charge -     Monthly, at the      $0.28758 per $1,000  $0.0514 per $1,000
  for the first        beginning of each    of Net Amount at     of Net Amount at
  Policy year for a    Policy month         Risk                 Risk
  45 year old male,
  nonsmoker,
  medically
  underwritten with
  a Face Amount of
  $100,000

Mortality and
Expense Risk Charge

  Policy years
  1-4/3,4/                                  annual effective     annual effective
                       Daily                rate of 1.0%/4/      rate of 0.65%/4/

--------
/1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age, rate class, Policy year, and the Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the Death Benefit Option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AIG Life for information about your Cost of Insurance Charge.
/2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.
/3/ After the 4th Policy year, the maximum Mortality and Expense Charge will be as follows:

Policy years 5-20      annual effective rate of 1.00% (guaranteed) and 0.20% (current)
Policy years 21+       annual effective rate of 1.00% (guaranteed) and 0.15% (current)

/4/ All percentages are calculated as a percent of Account Value invested in the Variable Account options.

   The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

                         Annual Fund Fees and Expenses
               (expenses that are deducted from the Fund assets)
               -------------------------------------------------
          Charge                                       Maximum Minimum
          ------                                       ------- -------
          Total Annual Fund Operating Expenses for      1.72%   0.10%
          all of the Funds (expenses that are deducted from portfolio assets include management fees, distribution (12b-1) fees, and other expenses)/1/

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

--------
/1/ Currently 13 of the Funds have contractual reimbursements or fee waivers.
    These reimbursements or waivers expire on April 30, 2008. The impact of contractual reimbursements or fee waivers is as follows:

            Charge                                   Maximum Minimum
            ------                                   ------- -------
            Total Annual Fund Operating Expenses for  1.72%   0.10%
            all of the Funds After Contractual
            Reimbursement or Fee Waiver

                              GENERAL INFORMATION

AIG Life Insurance Company

   AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG is a marketing name of AIG Life and its affiliates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

The Variable Account

   We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable universal life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

   We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

   The assets in the Variable Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies, and AIG Life is obligated to pay all amounts due the Policy Owners under the Policies.

Guarantee of Insurance Obligations

   Certain insurance obligations under the Policies are guaranteed (the "Guarantee") by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, Policy values invested in the Fixed Account, death benefits and Policy features that provide return of premium or protection against Policy lapse. The Guarantee does not guarantee Policy value or the investment performance of the variable investment options available under the Policies. The Guarantee provides that Policy Owners can enforce the Guarantee directly.

   As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Policies. The Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

   National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of AIG and an affiliate of AIG Life.

Additional Information

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page of this prospectus describes how you can obtain a copy of the SAI.

Communication with AIG Life

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the Owner named in the Policy. Where a Policy has more than one Owner, each Owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy Owners. For applicants, your AIG Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AIG Life's addresses under "Contact Information" on page 5 of this prospectus.

Applying for a Policy

   To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the Death Benefit Option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

   Our age requirement for the Insured. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

   The minimum Face Amount. The Face Amount must be at least $50,000, for each Insured.

   We require a minimum initial premium. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

   We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

   When your coverage will be effective. Your Policy will become effective after:

    .  We accept your application;

    .  We receive an initial premium payment in an amount we determine; and

    .  We have completed our review of your application to our satisfaction.

   General. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

   You must make the following requests in writing:

    .  transfer of Account Value;

    .  loan;

    .  full surrender;

    .  partial surrender;

    .  change of Beneficiary or contingent Beneficiary;

    .  change of allocation percentages for premium payments;

    .  change of allocation percentages for Policy deductions;

    .  loan repayments or loan interest payments;

    .  change of Death Benefit Option or manner of death benefit payment;

    .  change in Face Amount;

    . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and

    .  tax withholding elections.

   You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of Owner or Beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AIG Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

Variable Investment Options

   We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. The text of the footnotes follows the table. Fund sub-advisers are shown in parenthesis.

                                       Investment Adviser (Sub-adviser, if
Variable Investment Options            applicable)
---------------------------            -------------------------------------
AllianceBernstein VPS Americas         AllianceBernstein L.P.
Government Income Portfolio - Class A

AllianceBernstein VPS Growth and       AllianceBernstein L.P.
Income Portfolio - Class A

AllianceBernstein VPS Growth           AllianceBernstein L.P.
Portfolio - Class A

AllianceBernstein VPS Large Cap        AllianceBernstein L.P.
Growth Portfolio - Class A

AllianceBernstein VPS Small Cap        AllianceBernstein L.P.
Growth Portfolio - Class A/1 /

American Century VP Income & Growth    American Century Investment
Fund                                   Management, Inc.

                                        Investment Adviser (Sub-adviser, if
 Variable Investment Options            applicable)
 ---------------------------            --------------------------------------
 American Century VP International Fund American Century Global Investment
                                        Management, Inc.

 BlackRock Basic Value V.I. Fund B
 Class I Shares/2/
                                        BlackRock Advisors, LLC (BlackRock
                                        Investment Management, LLC)

 BlackRock Fundamental Growth V.I.
 Fund B Class I Shares/3/
                                        BlackRock Advisors, LLC (BlackRock
                                        Investment Management, LLC)

 BlackRock Government Income V.I. Fund
 B Class I Shares
                                        BlackRock Advisors, LLC (BlackRock
                                        Financial Management, Inc.)

 BlackRock Value Opportunities V.I.
 Fund B Class I Shares
                                        BlackRock Advisors, LLC (BlackRock
                                        Investment Management, LLC)

 Credit Suisse Trust Emerging Markets
 Portfolio
                                        Credit Suisse Asset Management, LLC
                                        (Credit Suisse Asset Management
                                        Limited (Australia))
                                        (Credit Suisse Asset Management
                                        Limited (U.K.))

 Credit Suisse Trust Global Small Cap
 Portfolio
                                        Credit Suisse Asset Management, LLC
                                        (Credit Suisse Asset Management
                                        Limited (Australia))
                                        (Credit Suisse Asset Management
                                        Limited (Japan))
                                        (Credit Suisse Asset Management
                                        Limited (U.K.))

 Credit Suisse Trust International
 Focus Portfolio
                                        Credit Suisse Asset Management, LLC
                                        (Credit Suisse Asset Management
                                        Limited (Australia))
                                        (Credit Suisse Asset Management
                                        Limited (U.K.))

 Credit Suisse Trust Large Cap Value
 Portfolio
                                        Credit Suisse Asset Management, LLC

 Credit Suisse Trust Mid-Cap Core
 Portfolio
                                        Credit Suisse Asset Management, LLC

 Credit Suisse Trust Small Cap Core I
 Portfolio
                                        Credit Suisse Asset Management, LLC

 Fidelity/7/ VIP Balanced Portfolio B
 Initial Class
                                        Fidelity Management & Research
                                        Company (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Investments Money
                                        Management, Inc.)
                                        (Fidelity Management & Research
                                        (U.K.) Inc.)
                                        (Fidelity Research & Analysis Company)

 Fidelity/7/ VIP Contrafund? Portfolio
 B Initial Class/4/
                                        Fidelity Management & Research
                                        Company (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research
                                        (U.K.) Inc.)
                                        (Fidelity Research & Analysis Company)

 Fidelity/7/ VIP Index 500 Portfolio B
 Initial Class
                                        Fidelity Management & Research
                                        Company (FMR Co., Inc.)
                                        (Geode Capital Management, LLC)

 Franklin Templeton VIP Franklin Money
 Market Fund -Class 1
                                        Franklin Advisers, Inc.

 Franklin Templeton VIP Templeton
 Developing Markets Securities Fund B
 Class 2
                                        Templeton Asset Management Ltd.

 Franklin Templeton VIP Templeton
 Foreign Securities Fund B Class 2
                                        Templeton Investment Counsel, LLC

 Franklin Templeton VIP Templeton
 Growth Securities Fund B Class 2
                                        Templeton Global Advisors Limited
                                        (Templeton Asset Management Limited)

 Goldman Sachs VIT Strategic
 International Equity Fund
                                        Goldman Sachs Asset Management
                                        International

 Goldman Sachs VIT Structured U.S.
 Equity Fund
                                        Goldman Sachs Asset Management, L.P.

 JPMorgan Small Company Portfolio
                                        J.P. Morgan Investment Management Inc.

 Neuberger Berman AMT Partners
   Portfolio/5/
                                        Neuberger Berman Management Inc.
                                        (Neuberger Berman LLC)

 PIMCO VIT High Yield Portfolio B
 Administrative Class
                                        Pacific Investment Management Company
                                        LLC

 PIMCO VIT Long-Term U.S. Government
 Portfolio B Administrative Class
                                        Pacific Investment Management Company
                                        LLC

 PIMCO VIT Real Return Portfolio B
 Administrative Class
                                        Pacific Investment Management Company
                                        LLC

 PIMCO VIT Short-Term Portfolio B
 Administrative Class
                                        Pacific Investment Management Company
                                        LLC

 PIMCO VIT Total Return Portfolio B
 Administrative Class
                                        Pacific Investment Management Company
                                        LLC

                                        Investment Adviser (Sub-adviser, if
 Variable Investment Options            applicable)
 ---------------------------            -------------------------------------
 UIF Core Plus Fixed Income Portfolio   Morgan Stanley Investment Management
 B Class I Shares                       Inc. d/b/a Van Kampen
 UIF Emerging Markets Equity Portfolio  Morgan Stanley Investment Management
 B Class I Shares                       Inc. d/b/a Van Kampen (Morgan Stanley
                                        Investment Management Company)

 UIF High Yield Portfolio B Class I     Morgan Stanley Investment Management
 Shares                                 Inc. d/b/a Van Kampen

 UIF Mid Cap Growth Portfolio B         Morgan Stanley Investment Management
 Class I Shares                         Inc. d/b/a Van Kampen

 UIF U.S. Mid Cap Value Portfolio B     Morgan Stanley Investment Management
 Class I Shares                         Inc. d/b/a Van Kampen

 VALIC Co. I International Equities     VALIC* (AIG Global Investment Corp.)
 Fund

 VALIC Co. I Mid Cap Index Fund         VALIC* (AIG Global Investment Corp.)

 VALIC Co. I Small Cap Index Fund       VALIC* (AIG Global Investment Corp.)

 Vanguard** VIF Total Bond Market       The Vanguard Group, Inc.
 Index Portfolio

 Vanguard** VIF Total Stock Market      The Vanguard Group, Inc.
 Index Portfolio
--------
/1/ The Fund type for AllianceBernstein VPS Small Cap Growth Portfolio - Class A is long-term growth of capital.
/2/ The Fund type for BlackRock Basic Value V.I. Fund - Class I Shares is capital appreciation and income.
/3/ The Fund type for BlackRock Fundamental Growth V.I. Fund - Class I Shares is long-term growth of capital.
/4/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class is long-term capital appreciation.
/5/ The Fund type for Neuberger Berman AMT Partners Portfolio is mid to large cap value.

*   "VALIC" means The Variable Annuity Life Insurance Company.
**  "Vanguard" is a trademark of The Vanguard Group, Inc.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. If the expenses incurred are less than we anticipate, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 37.

   We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Guaranteed Investment Option

   Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

   We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

   All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

   We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

   If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Guaranteed Account Value

   On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

    .  the total of all Net Premium, allocated to the Guaranteed Account, plus

    .  any amounts transferred to the Guaranteed Account, plus

    . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

    .  the amount of any transfers from the Guaranteed Account, less

    . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

    . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

    .  the amount of the Loan Account.

   If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Voting Privileges

   We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your

Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Owners participating in that Fund through the Variable Account.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy Owners. AIG Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Illustrations

   We may provide you with illustrations for your Policy's death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selection of a Death Benefit Option, Face Amount, planned periodic premiums and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                                POLICY FEATURES

Death Benefits

   Your Face Amount of insurance. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

   Investment performance affects the amount of your Policy's Account Value. We deduct all charges from your Account Value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid on a timely basis each month, the Face Amount of insurance payable under your Policy is unaffected by investment performance. See "Monthly Deduction From Account Value" on page 38.

   Your death benefit. You must choose one of the two Death Benefit Options at the time we issue your Policy.

       .  Level Death Benefit Option or

       .  Increasing Death Benefit Option.

       For the Level Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

       You should consider this Death Benefit Option if you want to minimize your cost of insurance.

       For the Increasing Death Benefit Option, the death benefit will be the greater of:

       .  Face Amount plus the Account Value; or

       . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

       You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Center:

       .  satisfactory proof of the Insured's death; and

       .  the Policy.

   Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

   We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

   Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

       . the amount of the death benefit determined according to the Death Benefit Option selected; minus

       .  the Outstanding Loan, if any, and accrued loan interest; minus

       .  any overdue monthly deductions if the Insured dies during a Grace
          Period.

Tax Qualification Options

   Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

   Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Age, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

   The two tax qualification options are:

       .  Guideline Premium/Cash Value Corridor Test.

       .  Cash Value Accumulation Test.

   You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

Changes in Death Benefit Options

   If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

   How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Center. We may require that you submit satisfactory evidence of insurability to us.

   If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

   If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

   Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

   The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

   Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 44 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Premium Payments

   The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Center.

   Restrictions on Premium. We may not accept any premium payment:

    .  If it is less than $50;

    . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code; or

    . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

   Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

   Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

   You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

   At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Center.

   Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

   Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

   Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

   Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

    . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

    . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

   Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

   We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

   The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

   If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

   If your Policy lapses with an Outstanding Loan you may have taxable income.

   Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

   For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Center. The change will apply to all premium received with or after your notice.

   Allocation Rules. Your allocation instructions must meet the following requirements:

    .  Each allocation percentage must be a whole number;

    .  Any allocation to a subaccount must be at least 5%; and

    .  the sum of your allocations must equal 100%.

   Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Center. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

   If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

    .  The returns earned by the subaccounts you select.

    .  Interest credited on amounts allocated to the Guaranteed Account.

   We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

Determining the Account Value

   On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

   On each Valuation Date thereafter, your Account Value is equal to:

    .  Your Account Value held in the subaccounts; and

    .  Your Account Value held in the Guaranteed Account.

   Your Account Value will reflect:

    .  the premiums you pay; and,

    .  the returns earned by the subaccounts you select; and,

    .  the interest credited on amounts allocated to the Guaranteed Account;
       and,

    .  any loans or partial surrender; and,

    .  the Policy expenses we deduct.

Account Value in the Subaccounts

   We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your

Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

   The number of subaccount accumulation units we credit to your Policy will:

    . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

    . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

   Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

   Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

   Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

    .  the total of all Net Premium, allocated to the Guaranteed Account, plus

    .  any amounts transferred to the Guaranteed Account, plus

    . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

    .  the amount of any transfers from the Guaranteed Account, less

    . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

    . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

    . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

   If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

   Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

   Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

   Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

    .  the Cash Surrender Value, less

    .  the Outstanding Loan on that date.

Transfers

   You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

    . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

    . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

    . Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

   Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Center. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

   Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we will charge you $25 for each additional transfer. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

Dollar Cost Averaging

   Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

   If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment. You may maintain only one dollar cost averaging instruction with us at a time.

   There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

   Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

    . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

    . On the second Monthly Anniversary following receipt of your request at our Administrative Center if you elect the program after you apply for the Policy.

   We will stop processing automatic transfers if:

    .  The funds in the Money Market subaccount have been depleted;

    . We receive your written request at our Administrative Center to cancel future transfers;

    .  We receive notification of death of the Insured; or

    .  Your Policy goes into the Grace Period.

   Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

Market Timing

   The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Policy owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

   We have policies and procedures that require us to monitor the Policies to determine if a Policy owner requests:

    . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

    . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . exchanges into or out of the same variable investment option, other than the money market investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances and we will treat all Policy owners the same.

   In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

Restrictions Initiated By the Funds

   The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

Changing the Face Amount of Insurance

   Changes in Face Amount. At any time after the first Policy anniversary while your Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

   Increases in Face Amount. Any request for an increase:

    .  Must be for at least $10,000;

    . May not be requested in the same Policy year as another request for an increase; and

    .  May not be requested after the Insured is Attained Age 65.

   A written application must be submitted to our Administrative Center along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount. Increasing the Face Amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   Decreases in Face Amount. Any request for a decrease:

   .   Must be at least $5,000;

   . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

   . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

   Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

Effective Date of Policy and Related Transactions

   Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange ("NYSE") is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern time. We call this our "close of business." We call the time from the close of business on one Valuation Date to the close of business of the next Valuation Date a "Valuation Period." We are closed only on those holidays the NYSE is closed.

   Fund Pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any Valuation Date, however, we consider that we have received it on the day following that Valuation Date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the Owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death.

   Issue Date; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Issue Date." Policy months and years are measured from the

Issue Date. To preserve a younger age at issue for the Insured person, we may assign an Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent Valuation Period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the Valuation Period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

   . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in Death Benefit Option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

   . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum Net Amount at Risk;

   . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AIG Life representative, or if you mailed it to us, the day it is postmarked; and

   . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the
       Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

   You will receive a confirmation within seven days of the transaction of:

   .   the receipt of any premium;

   .   any change of allocation of premiums;

   .   any transfer between subaccounts;

   .   any loan, interest repayment, or loan repayment;

   .   any partial surrender;

   . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

   .   any exercise of your right to cancel;

   .   an exchange of the Policy;

   .   full surrender of the Policy.

   Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                              POLICY TRANSACTIONS

   The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 37.

Withdrawing Policy Investments

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that an Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year. A full surrender may have adverse tax consequences.

   Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have adverse tax consequences.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

   There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

   Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

   You must submit a written request for a loan to the Administrative Center. Loans will be processed as of the date we receive the request at our Administrative Center. Loan proceeds generally will be sent to you within seven days.

   Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

   Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

   Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

   When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

   Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

   In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

   If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

   If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

   Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

   . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

   .   accrued interest not yet due.

   Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Center and will be credited as of the date received.

Maturity of your Policy

   If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

Tax considerations

   Please refer to "Federal Income Tax Considerations" on page 44 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

Payment Options

   The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request.

   Change of payment option. You may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

   Tax impact. If a payment option is chosen, the Policy Owner or the Beneficiary may have tax consequences. The Policy Owner or the Beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

The Beneficiary

   You name your Beneficiary when you apply for a Policy. The Beneficiary is entitled to the insurance benefits of the Policy. You may change the Beneficiary during the lifetime of the Insured person unless your previous designation of Beneficiary provides otherwise. In this case the previous Beneficiary must give us permission to change the Beneficiary and then we will accept your instructions. A new Beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no Beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the Owner or the Owner's estate.

Assignment of a Policy

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

   General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

   Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Variable Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to the Variable Account, if:

   .   the NYSE is closed other than weekend and holiday closings;

   .   trading on the NYSE is restricted;

   . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of securities or determination of the Account Value is not reasonably practicable; or

   .   the SEC by order so permits for the protection of investors.

   Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

   . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

   . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

   . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

   . operate Variable Account under the direction of a committee or discharge such a committee at any time;

   . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

   We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

   You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval, SEC and regulatory approvals.

                           CHARGES UNDER THE POLICY

   Periodically, we will deduct expenses related to your Policy. We will deduct these:

   .   from premium, Account Value and from subaccount assets; and

   .   upon certain transactions.

   The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deductions From Premium

   We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

   The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

   We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

   In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

   Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

   We will deduct charges on each Monthly Anniversary for:

   .   The administration of your Policy.

   .   The cost of insurance for your Policy.

   .   The cost associated with mortality and expense risks.

   Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications, establishing Policy records, and sending regulatory mailings and responding to Policy owners' requests. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

   Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

Net Amount at Risk

   The Net Amount at Risk is calculated as (a) minus (b) where:

    a. is the current death benefit at the beginning of the Policy month divided by 1.0032737; and

    b. is the current total Account Value.

   However, if the death benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the death benefit minus the amount in the Account Value of the Policy at that time.

   Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

   .   nonsmoker;

   .   smoker;

   .   substandard for those involving a higher mortality risk

   .   Unismoke/Unisex

   At our discretion we may offer this Policy on a guaranteed issue basis.

   We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

   If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

   In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

   The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

   Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

   Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

   Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

   We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

   Mortality and Expense Risk Charge. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual effective rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual effective rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual effective rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

   The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AIG Life receives this charge to pay for these mortality and expense risks.

Deductions Upon Policy Transactions

   Transfer Charge. We will charge a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AIG Life receives this charge to help pay for the expense of making the requested transfer.

   Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.
AIG Life receives this charge to help recover sales expenses.

   Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

    1. is equal to the Face Amount divided by $1,000;

    2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

    3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                           Policy Year         Factor
                           -----------         ------
                               1                100%
                               2                100%
                               3                100%
                               4                100%
                               5                100%
                               6                 90%
                               7                 80%
                               8                 70%
                               9                 60%
                               10                50%
                               11                40%
                               12                30%
                               13                20%
                               14                10%
                               15+                0%

   A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

   Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

   Partial Surrender Charge. We may deduct a partial surrender charge:

   .   upon a partial surrender; and

   .   if you decrease your Policy's Face Amount.

   We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

   Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

   Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

   Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                            OTHER POLICY PROVISIONS

Right to Exchange

   You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

   .   within 24 months after the Issue Date while the Policy is in force; or

   .   within 24 months of any increase in Face Amount of the Policy; or

   . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

   When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

More About Policy Charges

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

   . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

   . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

   . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

   . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

   AIG may also make available to policy owners other variable universal life insurance policies with different features and different charges. Please ask your AIG representative about our other policies.

Account Value

   Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 38 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 17 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 37 under "Charges Under the Policy."

   You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AIG Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

   The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

   We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

   The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                        POLICY LAPSE AND REINSTATEMENT

Reinstatement

   If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

   . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

   .   Provide evidence of insurability satisfactory to us;

   . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
       (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

   .   Repay or reinstate any loan which existed on the date the Policy ended.

   The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

   We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

Tax Status of the Policy

   A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AIG Life

   We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

   The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

   Although we do not have direct control over the investments or activities of the portfolios in which the subaccount invests, we intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

   A variable universal life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the Owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the Owner of the underlying investments. There is some uncertainty on this point because only limited guidance has been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Tax Treatment of the Policy

   Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

   With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

   With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

   If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under Section 7702.

Tax Treatment of Policy Benefits In General

   This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

   The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

   . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

   . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

   . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

   . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made. An increase in the Face Amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

   . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

   . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

   . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

Interest on Loans

   Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications

   Depending on the circumstances, the exchange of a Policy, a change in the Death Benefit Option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have adverse federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding

   We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

   You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Contracts Issued in Connection With Tax Qualified Pension Plans

   Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for AIG Life's Taxes

   At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                               LEGAL PROCEEDINGS

   AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations and financial position.

   The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offers general securities. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG Life, the Variable Account, its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AIG Life, the Variable Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

   The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware, 19801 or call us at 1-302-594-2352. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

                      INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Center. One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the death benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                                  APPENDIX A

                       Maximum Initial Surrender Charge
                  Per $1,000 of Initial Specified Face Amount

                Issue Age  Sex   Smoker Status Surrender Charge
                --------- ------ ------------- ----------------
                   25     Male     Nonsmoker        $16.00
                   35     Male     Nonsmoker        20.00
                   45     Male     Nonsmoker        26.00
                   55     Male     Nonsmoker        38.00
                   65     Male     Nonsmoker        46.00
                   75     Male     Nonsmoker        44.00
                   25     Male     Smoker           18.00
                   35     Male     Smoker           23.00
                   45     Male     Smoker           32.00
                   55     Male     Smoker           48.00
                   65     Male     Smoker           47.00
                   75     Male     Smoker           46.00
                   25     Female   Nonsmoker        14.00
                   35     Female   Nonsmoker        18.00
                   45     Female   Nonsmoker        23.00
                   55     Female   Nonsmoker        33.00
                   65     Female   Nonsmoker        45.00
                   75     Female   Nonsmoker        44.00
                   25     Female   Smoker           16.00
                   35     Female   Smoker           20.00
                   45     Female   Smoker           26.00
                   55     Female   Smoker           37.00
                   65     Female   Smoker           46.00
                   75     Female   Smoker           44.00
                   25     Unisex   Unismoke         16.00
                   35     Unisex   Unismoke         20.00
                   45     Unisex   Unismoke         27.00
                   55     Unisex   Unismoke         40.00
                   65     Unisex   Unismoke         46.00
                   75     Unisex   Unismoke         45.00

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

[LOGO OF AIG(R) AMERICAN GENERAL]

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware 19801 or call us at 1-302-594-2352. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including personalized illustrations of death benefits, cash surrender values, and account values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Policies issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Executive Advantage Group Flexible Premium Variable Life Insurance
Policy Form Number           11GVULU997 (unisex)
                             11GVULD997 (sex distinct)

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of America International Group.Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Policies are not available in all states.

          [LOGO OF IMSA INSURANCE MARKETPLACE STANDARDS ASSOCIATION]
                      Membership in IMSA applies only to
                        AIG Life Insurance Company and
                             not to its products.

(C) 2007 American International Group, Inc. All rights ICA File No. 811-04867 reserved.

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT II

                            EXECUTIVE ADVANTAGE(SM)

           GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                   POLICIES

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                     AFFLUENT AND CORPORATE MARKETS GROUP

      ONE ALICO PLAZA, 600 KING STREET, CLMK, WILMINGTON, DELAWARE 19801

                           TELEPHONE: 1-302-594-2352

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account" or "Variable Account II") dated
May 1, 2007, describing the Executive Advantage group flexible premium variable life insurance policies (the "Policy" or "Policies"). The description of the Policy or Policies in the related prospectus is fully applicable to your certificate and the use of the word "Policy" or "Policies" in this SAI includes such certificate. The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3
   AIG Life................................................................  3
   Variable Account II.....................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa.................  3

SERVICES...................................................................  4

DISTRIBUTION OF THE POLICIES...............................................  4

PERFORMANCE INFORMATION....................................................  5

ADDITIONAL INFORMATION ABOUT THE POLICIES..................................  6
       Gender neutral policies.............................................  6
       Cost of insurance rates.............................................  6
       Certain arrangements................................................  6
   Guaranteed Investment Option............................................  6
   Adjustments to Death Benefit............................................  7
       Suicide.............................................................  7
       Wrong age or gender.................................................  7
       Death during grace period...........................................  7

ACTUARIAL EXPERT...........................................................  7

MATERIAL CONFLICTS.........................................................  8

FINANCIAL STATEMENTS.......................................................  8
   Separate Account Financial Statements...................................  8
   AIG Life Financial Statements...........................................  9
   National Union Financial Statements.....................................  9
   Incorporation of AIG Financial Information..............................  9

INDEX TO FINANCIAL STATEMENTS..............................................  9
   Variable Account II Financial Statements................................  9
   AIG Life Financial Statements........................................... 10
   National Union Financial Statements..................................... 10

                              GENERAL INFORMATION

AIG Life

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, and asset management in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account II

   We hold the Fund shares in which any of your accumulation value is invested in Variable Account II. Variable Account II is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account II is divided into 104 separate "divisions," 43 of which are available under the Policies offered by the Policy prospectus as variable "investment options." Eight of these 43 divisions and the remaining 61 divisions are offered under other AIG Life policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Variable Account II are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies. AIG Life is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   All references in this SAI to National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") apply only to Policies with a date of issue of December 29, 2006 or earlier.

   National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of AIG and an affiliate of AIG Life.

                                   SERVICES

   AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AIG for these services $766,851, $831,348 and $1,473,348, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AIG Life paid AGLC for these services $40,362,369, $30,831,012, and $25,846,530, respectively.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

   The Policies are offered on a continuous basis.

   We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

   Commissions may be paid based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

    . 24% of premiums paid in the first Policy year up to the Target Premium and 4% of premiums in excess of the Target Premium;

    . 11% of premiums paid in Policy years 2 through 4 up to the Target Premium and 4% of premiums in excess of the Target Premium;

    . 4% of premiums paid in Policy years 5 through 7 up to the Target Premium and 4% of premiums in excess of the Target Premium;

    . 3% of premiums paid in Policy years 8 through 15 up to the Target Premium and 2% of premiums in excess of the Target Premium;

    . 2% of premiums paid beginning in the 16th Policy year up to the Target Premium and 2% of premiums paid beginning in the 16th Policy year in excess of the Target Premium;

    . Trail commission of 0.20% annual in Policy years 8 through 15, of each Policy's accumulation value (reduced by any outstanding loans); and

    . Trail commission of 0.10% annual beginning in the 16th Policy year, of each Policy's accumulation value (reduced by any outstanding loans).

   Target Premium is the maximum amount of premium to which the first year commission rate applies.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

   Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

   Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts will not be paid by the Funds or Policy owners.

Guaranteed Investment Option

   Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

   We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

   All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

   We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

   If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Adjustments to Death Benefit

   Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Wayne A. Barnard, who is an actuary of AIG Life. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

    .  state insurance law or federal income tax law changes;

    .  investment management of an investment portfolio changes; or

    . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more investment portfolio may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

   The financial statements of AIG Life as of December 31, 2006 and 2005 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2006, File No. 001-08787, filed on March 1, 2007, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Policies.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union as guarantor under a guarantee agreement, to meet its obligations under Policies with a date of issue of December 29, 2006 or earlier.

I. Variable Account II Financial Statements                             Page
-------------------------------------------                             ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm...................................................  VA II - 1
Statement of Net Assets as of December 31, 2006.....................  VA II - 2
Statement of Operations for the year ended December 31, 2006........  VA II - 4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005.....................................................  VA II - 6
Notes to Financial Statements....................................... VA II - 26

II. AIG Life Financial Statements                                          Page
---------------------------------                                          ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.........................................................   2
Balance Sheets as of December 31, 2006 and 2005...........................   3
Statements of Income for the years ended December 31, 2006,
  2005 and 2004...........................................................   5
Statements of Shareholder's Equity for the years ended December 31, 2006,
  2005 and 2004...........................................................   6
Statements of Cash Flows for the years ended December 31, 2006, 2005 and
  2004....................................................................   7
Statements of Comprehensive Income for the years ended December 31, 2006,
  2005 and 2004...........................................................   9
Notes to Financial Statements.............................................  10

III. National Union Financial Statements                                   Page
----------------------------------------                                   ----
Report of PricewaterhouseCoopers LLP, Independent Auditors................   2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2006
  and 2005................................................................   3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of
  December 31, 2006 and 2005..............................................   4
Statements of Income and Changes in Capital and Surplus (Statutory Basis)
  for the years ended December 31, 2006 and 2005..........................   5
Statements of Cash Flow (Statutory Basis) for the years ended
  December 31, 2006 and 2005..............................................   6
Notes to Statutory Basis Financial Statements.............................   7

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                            Variable Account II
                                              Variable Universal Life Insurance

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                 PricewaterhouseCoopers LLP
                                                 1201 Louisiana
                                                 Suite 2900
                                                 Houston, TX 77002-5678
                                                 Telephone (713) 356-4000
                                                 Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts of AIG Life Insurance Company Variable Account II (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                                   VA II - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
December 31, 2006

                                                                             Investment   Due from (to) AIG
                                                                            securities -   Life Insurance
Sub-accounts                                                                at fair value      Company      Net Assets
------------                                                                ------------- ----------------- ----------
AIM V.I. Capital Appreciation Fund - Series I                                  $  688,181        $--        $  688,181
AIM V.I. International Growth Fund - Series I                                   1,409,765         --         1,409,765
AllianceBernstein Balanced Shares Portfolio - Class A                             340,495         --           340,495
AllianceBernstein Global Bond Portfolio - Class A                                  51,858         (1)           51,857
AllianceBernstein Global Dollar Government Portfolio - Class A                         --         --                --
AllianceBernstein Global Technology Portfolio - Class A                         1,936,677         --         1,936,677
AllianceBernstein Growth and Income Portfolio - Class A                         4,475,216         --         4,475,216
AllianceBernstein Growth Portfolio - Class A                                    2,892,708         --         2,892,708
AllianceBernstein Large Cap Growth Portfolio - Class A                          1,443,081          1         1,443,082
AllianceBernstein Money Market Portfolio - Class A                                 28,866         98            28,964
AllianceBernstein Real Estate Investment Portfolio - Class A                      822,548         --           822,548
AllianceBernstein Small Cap Growth Portfolio - Class A                            413,558         --           413,558
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A            --         --                --
AllianceBernstein Utility Income Portfolio - Class A                              234,852          1           234,853
American Century VP Capital Appreciation Fund - Class I                           167,192         --           167,192
American Century VP Income & Growth Fund - Class I                                312,612         --           312,612
American Century VP International Fund - Class I                                  360,898         (1)          360,897
Anchor Series Trust Asset Allocation Portfolio - Class 1                          511,532         --           511,532
Anchor Series Trust Capital Appreciation Portfolio - Class 1                    4,343,336          1         4,343,337
Anchor Series Trust Government and Quality Bond Portfolio - Class 1               735,548         --           735,548
Anchor Series Trust Growth Portfolio - Class 1                                  1,974,435         --         1,974,435
Anchor Series Trust Natural Resources Portfolio - Class 1                       1,247,112         (1)        1,247,111
BlackRock Basic Value V.I. Fund - Class I                                         213,157         --           213,157
Dreyfus Stock Index Fund, Inc. - Initial shares                                 5,897,619          1         5,897,620
Dreyfus VIF Small Company Stock Portfolio - Initial shares                      1,421,359         (1)        1,421,358
Fidelity VIP Asset Manager Portfolio - Initial Class                            1,337,178         --         1,337,178
Fidelity VIP Contrafund Portfolio - Initial Class                               3,884,221         --         3,884,221
Fidelity VIP Growth Portfolio - Initial Class                                   3,955,098         --         3,955,098
Fidelity VIP High Income Portfolio - Initial Class                                623,791         --           623,791
Fidelity VIP Index 500 Portfolio - Initial Class                                  729,763         --           729,763
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                      917,787         --           917,787
Fidelity VIP Money Market Portfolio - Initial Class                             1,678,224         --         1,678,224
Fidelity VIP Overseas Portfolio - Initial Class                                   745,375         (1)          745,374
Franklin Templeton - Franklin Money Market Fund - Class 1                         268,637         --           268,637
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                  211,235         (1)          211,234
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1             369,715          1           369,716
JPMorgan Bond Portfolio                                                           136,775         --           136,775
JPMorgan U.S. Large Cap Core Equity Portfolio                                      84,113         --            84,113
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                    148,794         --           148,794
Neuberger Berman AMT Partners Portfolio - Class I                                 283,784         --           283,784
Oppenheimer Global Securities Fund/VA - Non - Service Shares                      657,015         --           657,015
Oppenheimer Main Street Fund/VA - Non - Service Shares                            637,225         --           637,225
PIMCO VIT Real Return Portfolio - Administrative Class                          1,429,920         --         1,429,920
PIMCO VIT Total Return Portfolio - Administrative Class                           306,160         --           306,160
SunAmerica - Aggressive Growth Portfolio - Class 1                              2,436,567         (1)        2,436,566
SunAmerica - SunAmerica Balanced Portfolio - Class 1                            1,701,492         --         1,701,492
SunAmerica Alliance Growth Portfolio                                            4,144,479         --         4,144,479
SunAmerica Blue Chip Growth Portfolio                                             126,664         --           126,664
SunAmerica Cash Management Portfolio                                            2,138,542         --         2,138,542
SunAmerica Corporate Bond Portfolio                                               349,815         --           349,815
SunAmerica Davis Venture Value Portfolio                                        3,864,313         --         3,864,313
SunAmerica "Dogs" of Wall Street Portfolio                                        453,100         (1)          453,099
SunAmerica Emerging Markets Portfolio                                           1,533,990         (1)        1,533,989

                            See accompanying notes.

                                   VA II - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006

                                                          Investment    Due from (to) AIG
                                                        securities - at  Life Insurance
Sub-accounts                                              fair value         Company      Net Assets
------------                                            --------------- ----------------- ----------
SunAmerica Federated American Leaders Portfolio              $  442,173        $(1)       $  442,172
SunAmerica Global Bond Portfolio                                613,094         --           613,094
SunAmerica Global Equities Portfolio                            700,707          1           700,708
SunAmerica Goldman Sachs Research Portfolio                      34,966         (1)           34,965
SunAmerica Growth Opportunities Portfolio                       107,192         --           107,192
SunAmerica Growth - Income Portfolio                          2,809,050         --         2,809,050
SunAmerica High - Yield Bond Portfolio                          233,240         --           233,240
SunAmerica International Diversified Equities Portfolio         891,317         --           891,317
SunAmerica International Growth and Income Portfolio          1,427,457         --         1,427,457
SunAmerica Marsico Growth: Portfolio                            691,115         --           691,115
SunAmerica MFS Massachusetts Investors Trust Portfolio          717,065         --           717,065
SunAmerica MFS Mid - Cap Growth Portfolio                     2,716,026         --         2,716,026
SunAmerica MFS Total Return Portfolio                         1,250,559         --         1,250,559
SunAmerica Putnam Growth Voyager Portfolio                    1,196,135         (1)        1,196,134
SunAmerica Real Estate Portfolio                              1,067,258         --         1,067,258
SunAmerica Technology Portfolio                                 115,056         --           115,056
SunAmerica Telecom Utility Portfolio                            241,019         --           241,019
SunAmerica Worldwide High Income Portfolio                      134,424         --           134,424
UIF Core Plus Fixed Income Portfolio - Class I                  184,399         --           184,399
UIF Mid Cap Growth Portfolio - Class I                          119,627         --           119,627
UIF Money Market Portfolio - Class I                                 --         --                --
UIF U.S. Mid Cap Value Portfolio - Class I                      801,754         --           801,754
VALIC Company I - International Equities Fund                   820,307         --           820,307
VALIC Company I - Small Cap Index Fund                          294,032         --           294,032
Van Eck Worldwide Emerging Markets Fund                         665,848         (1)          665,847
Van Eck Worldwide Hard Assets Fund                              433,611         --           433,611
Vanguard VIF Total Bond Market Index Portfolio                  132,009         --           132,009

                            See accompanying notes.

                                   VA II - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

                                   A           B          A+B=C         D            E             F           C+D+E+F
                                         Mortality and                 Net                   Net change in     Increase
                               Dividends  expense risk     Net      realized   Capital gain    unrealized   (decrease) in
                                 from         and       investment gain (loss) distributions  appreciation    net assets
                                mutual   administrative   income       on       from mutual  (depreciation) resulting from
Sub-accounts                     funds      charges       (loss)   investments     funds     of investments   operations
------------                   --------- -------------- ---------- ----------- ------------- -------------- --------------
AIM V.I. Capital Appreciation
  Fund - Series I               $   395     $ (5,778)    $ (5,383)  $  (7,741)   $     --       $ 50,410       $ 37,286
AIM V.I. International Growth
  Fund - Series I                13,383      (10,904)       2,479      21,894          --        284,032        308,405
AllianceBernstein Balanced
  Shares Portfolio - Class A      9,884       (3,577)       6,307      19,750      10,717          4,912         41,686
AllianceBernstein Global Bond
  Portfolio - Class A               803         (450)         353      (1,238)        445          2,571          2,131
AllianceBernstein Global
  Dollar Government Portfolio
  - Class A                          --           (1)          (1)         93          --            (91)             1
AllianceBernstein Global
  Technology Portfolio -
  Class A                            --      (16,598)     (16,598)   (224,099)         --        387,815        147,118
AllianceBernstein Growth and
  Income Portfolio - Class A     56,463      (32,371)      24,092     107,219     205,291        295,240        631,842
AllianceBernstein Growth
  Portfolio - Class A                --      (25,854)     (25,854)    (99,343)         --         61,135        (64,062)
AllianceBernstein Large Cap
  Growth Portfolio - Class A         --      (10,854)     (10,854)     (2,968)         --         (6,679)       (20,501)
AllianceBernstein Money
  Market Portfolio - Class A      1,296         (283)       1,013          --          --             --          1,013
AllianceBernstein Real Estate
  Investment Portfolio -
  Class A                        13,899       (5,220)       8,679      35,551      88,796         69,691        202,717
AllianceBernstein Small Cap
  Growth Portfolio - Class A         --       (3,726)      (3,726)     79,391          --        (25,370)        50,295
AllianceBernstein U.S.
  Government/ High Grade
  Securities Portfolio -
  Class A                            --           (1)          (1)        (16)         --             11             (6)
AllianceBernstein Utility
  Income Portfolio - Class A      4,953       (1,519)       3,434      17,136          --         21,986         42,556
American Century VP Capital
  Appreciation Fund - Class I        --       (1,096)      (1,096)      3,099          --         18,183         20,186
American Century VP Income &
  Growth Fund - Class I           4,006       (1,810)       2,196       8,596          --         28,219         39,011
American Century VP
  International Fund - Class I    5,743       (1,606)       4,137      22,082          --         50,551         76,770
Anchor Series Trust Asset
  Allocation Portfolio -
  Class 1                        16,295       (3,625)      12,670       9,702          --         27,708         50,080
Anchor Series Trust Capital
  Appreciation Portfolio -
  Class 1                         5,826      (30,033)     (24,207)     46,256       8,863        380,840        411,752
Anchor Series Trust
  Government and Quality Bond
  Portfolio - Class 1            28,120       (5,782)      22,338      (6,204)         --          4,040         20,174
Anchor Series Trust Growth
  Portfolio - Class 1            11,228      (13,733)      (2,505)      9,200     165,721         47,085        219,501
Anchor Series Trust Natural
  Resources Portfolio - Class
  1                               8,115       (9,158)      (1,043)    130,996      33,544         85,923        249,420
BlackRock Basic Value V.I.
  Fund - Class I                  3,267       (1,176)       2,091          65      21,471         11,979         35,606
Dreyfus Stock Index Fund,
  Inc. - Initial shares          93,801      (49,045)      44,756      56,765          --        673,007        774,528
Dreyfus VIF Small Company
  Stock Portfolio - Initial
  shares                             --      (11,892)     (11,892)     63,369     176,170        (87,368)       140,279
Fidelity VIP Asset Manager
  Portfolio - Initial Class      37,690      (12,306)      25,384      10,050          --         53,223         88,657
Fidelity VIP Contrafund
  Portfolio - Initial Class      45,738      (25,714)      20,024     103,429     298,286        (49,891)       371,848
Fidelity VIP Growth Portfolio
  - Initial Class                15,348      (34,827)     (19,479)   (137,757)         --        388,727        231,491
Fidelity VIP High Income
  Portfolio - Initial Class      46,540       (5,242)      41,298     (19,336)         --         38,517         60,479
Fidelity VIP Index 500
  Portfolio - Initial Class       9,193       (2,731)       6,462      50,368          --         (8,140)        48,690
Fidelity VIP Investment Grade
  Bond Portfolio - Initial
  Class                          39,685       (7,940)      31,745     (10,259)      2,376          7,923         31,785
Fidelity VIP Money Market
  Portfolio - Initial Class      89,174      (15,519)      73,655          --          --             --         73,655
Fidelity VIP Overseas
  Portfolio - Initial Class       7,027       (6,581)         446      73,269       4,885         38,169        116,769
Franklin Templeton-Franklin
  Money Market Fund - Class 1     4,847         (440)       4,407          --          --             --          4,407
Franklin Templeton-Templeton
  Foreign Securities Fund -
  Class 2                         2,374       (1,231)       1,143         522          --         34,512         36,177
Franklin Templeton-Templeton
  Global Asset Allocation
  Fund - Class 1                 24,632       (2,517)      22,115       2,553      21,305         16,889         62,862
JPMorgan Bond Portfolio           5,497       (1,043)       4,454      (1,472)        234          1,511          4,727
JPMorgan U.S. Large Cap Core
  Equity Portfolio                  716         (560)         156         604          --         10,325         11,085
Neuberger Berman AMT Limited
  Maturity Bond Portfolio -
  Class I                         4,472       (1,065)       3,407         (65)         --          1,468          4,810
Neuberger Berman AMT Partners
  Portfolio - Class I             1,773       (2,326)        (553)     96,475      27,309        (91,438)        31,793
Oppenheimer Global Securities
  Fund/VA - Non - Service
  Shares                          6,014       (4,504)       1,510      32,747      31,413         30,898         96,568
Oppenheimer Main Street
  Fund/VA-Non - Service Shares    6,479       (4,419)       2,060      23,303          --         55,459         80,822
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                          39,304       (5,690)      33,614        (682)     36,320        (54,849)        14,403
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                           8,222       (1,166)       7,056        (287)      1,322         (1,578)         6,513
SunAmerica-Aggressive Growth
  Portfolio - Class 1             2,359      (16,788)     (14,429)    (36,879)         --        316,897        265,589
SunAmerica-SunAmerica
  Balanced Portfolio - Class 1   44,973      (12,167)      32,806     (23,341)         --        148,307        157,772
SunAmerica Alliance Growth
  Portfolio                       5,058      (30,208)     (25,150)    (93,800)         --        111,423         (7,527)
SunAmerica Blue Chip Growth
  Portfolio                         299         (847)        (548)      9,965          --         (2,815)         6,602
SunAmerica Cash Management
  Portfolio                      55,899      (20,357)      35,542      39,042          --         26,342        100,926
SunAmerica Corporate Bond
  Portfolio                      14,722       (2,518)      12,204       1,344          --          3,034         16,582

                            See accompanying notes.


                                   VA II - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006

                                   A           B          A+B=C         D            E             F           C+D+E+F
                                         Mortality and                 Net                   Net change in     Increase
                               Dividends  expense risk     Net      realized   Capital gain    unrealized   (decrease) in
                                 from         and       investment gain (loss) distributions  appreciation    net assets
                                mutual   administrative   income       on       from mutual  (depreciation) resulting from
Sub-accounts                     funds      charges       (loss)   investments     funds     of investments   operations
------------                   --------- -------------- ---------- ----------- ------------- -------------- --------------
SunAmerica Davis Venture
  Value Portfolio               $36,524     $(26,291)    $ 10,233   $ 57,402     $     --       $417,015       $484,650
SunAmerica "Dogs" of Wall
  Street Portfolio               10,395       (3,041)       7,354     14,927        6,998         49,803         79,082
SunAmerica Emerging Markets
  Portfolio                      13,419      (10,059)       3,360    129,159      227,331        (12,069)       347,781
SunAmerica Federated American
  Leaders Portfolio               6,376       (2,935)       3,441      6,184        4,516         45,163         59,304
SunAmerica Global Bond
  Portfolio                      49,633       (3,913)      45,720      8,570       10,262        (47,397)        17,155
SunAmerica Global Equities
  Portfolio                       5,878       (4,912)         966     22,990           --        112,520        136,476
SunAmerica Goldman Sachs
  Research Portfolio                103         (241)        (138)       760           --          4,043          4,665
SunAmerica Growth
  Opportunities Portfolio            --         (741)        (741)    11,718           --         (1,948)         9,029
SunAmerica Growth-Income
  Portfolio                      19,926      (19,796)         130    (11,824)          --        187,504        175,810
SunAmerica High - Yield Bond
  Portfolio                      17,345       (1,681)      15,664      7,936           --          5,468         29,068
SunAmerica International
  Diversified Equities
  Portfolio                       3,578       (5,977)      (2,399)    33,598           --        133,517        164,716
SunAmerica International
  Growth and Income Portfolio    16,685       (9,031)       7,654     34,037       15,667        224,511        281,869
SunAmerica Marsico Growth
  Portfolio                          --       (4,709)      (4,709)    14,031       38,802          1,078         49,202
SunAmerica MFS Massachusetts
  Investors Trust Portfolio       4,835       (5,023)        (188)     3,228           --         77,038         80,078
SunAmerica MFS Mid-Cap Growth
  Portfolio                          --      (19,593)     (19,593)   (96,158)          --        165,843         50,092
SunAmerica MFS Total Return
  Portfolio                      28,047       (8,849)      19,198     39,637       39,260         28,063        126,158
SunAmerica Putnam Growth:
  Voyager Portfolio                 252       (8,257)      (8,005)   (25,257)          --         89,216         55,954
SunAmerica Real Estate
  Portfolio                      12,873       (7,149)       5,724     89,928       93,139         88,538        277,329
SunAmerica Technology
  Portfolio                          --         (801)        (801)     3,584           --         (2,050)           733
SunAmerica Telecom Utility
  Portfolio                       6,610       (1,369)       5,241     (5,161)          --         43,018         43,098
SunAmerica Worldwide High
  Income Portfolio                9,533         (906)       8,627       (377)          --          2,281         10,531
UIF Core Plus Fixed Income
  Portfolio - Class I             8,390         (905)       7,485         11        1,115         (2,284)         6,327
UIF Mid Cap Growth Portfolio
  - Class I                          --         (115)        (115)        85           --          6,177          6,147
UIF Money Market Portfolio -
  Class I                         1,520         (248)       1,272         --           --             --          1,272
UIF U.S. Mid Cap Value
  Portfolio-Class I               1,808       (3,000)      (1,192)    44,495       78,007          3,907        125,217
VALIC Company I -
  International Equities Fund     8,668       (1,959)       6,709      1,951       32,819         32,764         74,243
VALIC Company I - Small Cap
  Index Fund                        865       (2,356)      (1,491)    58,798       11,607        (43,785)        25,129
Van Eck Worldwide Emerging
  Markets Fund                    2,789       (4,664)      (1,875)    19,917       43,916        110,166        172,124
Van Eck Worldwide Hard Assets
  Fund                              238       (3,508)      (3,270)    17,259       20,244         42,838         77,071
Vanguard VIF Total Bond
  Market Index Portfolio          5,327         (840)       4,487       (372)          --            547          4,662

                            See accompanying notes.

                                   VA II - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                         ------------------------------------------------------------------
                                                             AIM V.I.
                                                           International AllianceBernstein AllianceBernstein
                                         AIM V.I. Capital     Growth      Balanced Shares     Global Bond
                                         Appreciation Fund    Fund -        Portfolio -       Portfolio -
                                            - Series I       Series I         Class A           Class A
                                         ----------------- ------------- ----------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $ (5,383)      $    2,479       $  6,307          $    353
   Net realized gain (loss) on
     investments                               (7,741)          21,894         19,750            (1,238)
   Capital gain distributions from
     mutual funds                                  --               --         10,717               445
   Net change in unrealized
     appreciation (depreciation) of
     investments                               50,410          284,032          4,912             2,571
                                             --------       ----------       --------          --------
Increase (decrease) in net assets
  resulting from operations                    37,286          308,405         41,686             2,131
                                             --------       ----------       --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    95,163          146,078         36,633             1,199
   Cost of insurance                          (49,209)         (81,200)       (23,019)           (4,192)
   Policy loans                                (8,659)         (21,269)        (9,966)            1,121
   Death benefits                                  --               --             --                --
   Withdrawals                                (65,742)         (90,905)       (97,711)           (1,189)
                                             --------       ----------       --------          --------
Increase (decrease) in net assets
  resulting from principal transactions       (28,447)         (47,296)       (94,063)           (3,061)
                                             --------       ----------       --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         8,839          261,109        (52,377)             (930)
NET ASSETS:
   Beginning of year                          679,342        1,148,656        392,872            52,787
                                             --------       ----------       --------          --------
   End of year                               $688,181       $1,409,765       $340,495          $ 51,857
                                             ========       ==========       ========          ========
For the Year Ended December 31, 2005

OPERATIONS:

   Net investment income (loss)              $ (5,035)      $   (1,554)      $  6,315          $  6,863
   Net realized gain (loss) on
     investments                              (23,468)         (16,942)         2,601            (2,347)
   Capital gain distributions from
     mutual funds                                  --               --             --               956
   Net change in unrealized
     appreciation (depreciation) of
     investments                               78,484          179,418          1,427           (11,841)
                                             --------       ----------       --------          --------
Increase (decrease) in net assets
  resulting from operations                    49,981          160,922         10,343            (6,369)
                                             --------       ----------       --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                   116,125          189,818         37,693            12,384
   Administrative charges                          --               --             --                --
   Cost of insurance                          (58,240)         (78,841)       (23,320)           (5,928)
   Policy loans                               (15,056)          32,734         72,366              (864)
   Death benefits                                 (65)          (1,571)            --                --
   Withdrawals                                (50,327)         (29,883)        (2,161)          (11,652)
                                             --------       ----------       --------          --------
Increase (decrease) in net assets
  resulting from principal transactions        (7,563)         112,257         84,578            (6,060)
                                             --------       ----------       --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        42,418          273,179         94,921           (12,429)

NET ASSETS:
   Beginning of year                          636,924          875,477        297,951            65,216
                                             --------       ----------       --------          --------
   End of year                               $679,342       $1,148,656       $392,872          $ 52,787
                                             ========       ==========       ========          ========

                            See accompanying notes.

                                   VA II - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                          Sub-accounts
                                         -----------------------------------------------------------------------------
                                         AllianceBernstein AllianceBernstein
                                           Global Dollar        Global       AllianceBernstein
                                            Government        Technology     Growth and Income    AllianceBernstein
                                         Portfolio - Class Portfolio - Class Portfolio - Class Growth Portfolio - Class
                                                 A                 A                 A                    A
                                         ----------------- ----------------- ----------------- ------------------------
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                $  (1)         $  (16,598)       $   24,092            $  (25,854)
   Net realized gain (loss) on
     investments                                  93            (224,099)          107,219               (99,343)
   Capital gain distributions from
     mutual funds                                 --                  --           205,291                    --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 (91)            387,815           295,240                61,135
                                               -----          ----------        ----------            ----------
Increase (decrease) in net assets
  resulting from operations                        1             147,118           631,842               (64,062)
                                               -----          ----------        ----------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                        1             282,127           509,384               265,518
   Cost of insurance                              (2)           (149,725)         (214,063)             (191,372)
   Policy loans                                   --             (28,471)          (23,603)              (16,265)
   Death benefits                                 --                  --                --                    --
   Withdrawals                                  (344)           (208,782)         (377,562)             (209,605)
                                               -----          ----------        ----------            ----------
Increase (decrease) in net assets
  resulting from principalt ransactions         (345)           (104,851)         (105,844)             (151,724)
                                               -----          ----------        ----------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (344)             42,267           525,998              (215,786)
NET ASSETS:
   Beginning of year                             344           1,894,410         3,949,218             3,108,494
                                               -----          ----------        ----------            ----------
   End of year                                 $  --          $1,936,677        $4,475,216            $2,892,708
                                               =====          ==========        ==========            ==========
For the Year Ended December 31, 2005
OPERATIONS:
   Net investment income (loss)                $  18          $  (14,934)       $   24,281            $  (26,509)
   Net realized gain (loss) on
     investments                                   3            (186,777)           40,473              (302,834)
   Capital gain distributions from
     mutual funds                                 16                  --                --                    --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                  (9)            261,672            87,861               621,642
                                               -----          ----------        ----------            ----------
Increase (decrease) in net assets
  resulting from operations                       28              59,961           152,615               292,299
                                               -----          ----------        ----------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                       --             307,541           540,668                17,029
   Administrative charges                         --                  --              (933)                   --
   Cost of insurance                             (10)           (165,690)         (232,945)             (215,537)
   Policy loans                                   --              61,256           (18,895)              (65,238)
   Death benefits                                 --                  --              (693)                 (256)
   Withdrawals                                    --             (72,219)         (162,604)             (177,915)
                                               -----          ----------        ----------            ----------
Increase (decrease) in net assets
  resulting from principal transactions          (10)            130,888           124,598              (441,917)
                                               -----          ----------        ----------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           18             190,849           277,213              (149,618)
NET ASSETS:
   Beginning of year                             326           1,703,561         3,672,005             3,258,112
                                               -----          ----------        ----------            ----------
   End of year                                 $ 344          $1,894,410        $3,949,218            $3,108,494
                                               =====          ==========        ==========            ==========

                            See accompanying notes.

                                   VA II - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                      Sub-accounts
                                         ----------------------------------------------------------------------
                                         AllianceBernstein                   AllianceBernstein AllianceBernstein
                                             Large Cap     AllianceBernstein    Real Estate        Small Cap
                                              Growth         Money Market       Investment          Growth
                                         Portfolio - Class Portfolio - Class Portfolio - Class Portfolio - Class
                                                 A                 A                 A                 A
                                         ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)             $  (10,854)         $ 1,013          $  8,679          $  (3,726)
   Net realized gain (loss) on
     investments                                (2,968)              --            35,551             79,391
   Capital gain distributions from
     mutual funds                                   --               --            88,796                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                (6,679)              --            69,691            (25,370)
                                            ----------          -------          --------          ---------
Increase (decrease) in net assets
  resulting from operations                    (20,501)           1,013           202,717             50,295
                                            ----------          -------          --------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    146,593               (1)           96,223             59,168
   Cost of insurance                           (90,751)          (5,846)          (38,250)           (25,227)
   Policy loans                                (12,523)              --           (11,689)            (6,951)
   Death benefits                                   --               --                --                 --
   Withdrawals                                 (98,706)              --           (21,808)          (155,164)
                                            ----------          -------          --------          ---------
Increase (decrease) in net assets
  resulting from principal transactions        (55,387)          (5,847)           24,476           (128,174)
                                            ----------          -------          --------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (75,888)          (4,834)          227,193            (77,879)

NET ASSETS:
   Beginning of year                         1,518,970           33,798           595,355            491,437
                                            ----------          -------          --------          ---------
   End of year                              $1,443,082          $28,964          $822,548          $ 413,558
                                            ==========          =======          ========          =========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)             $  (11,131)         $   512          $ 12,377          $  (4,410)
   Net realized gain (loss) on
     investments                               (57,136)              --            38,716             (7,689)
   Capital gain distributions from
     mutual funds                                   --               --            51,967                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               259,559               --           (45,423)            28,445
                                            ----------          -------          --------          ---------
Increase (decrease) in net assets
  resulting from operations                    191,292              512            57,637             16,346
                                            ----------          -------          --------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    188,207               (1)           91,728            (21,743)
   Administrative charges                         (437)              --                --                 --
   Cost of insurance                          (100,266)          (5,304)          (41,844)           (33,126)
   Policy loans                                (23,794)              --             2,894             (1,672)
   Death benefits                               (2,099)              --                --             (1,417)
   Withdrawals                                (117,325)              --           (16,557)           (43,946)
                                            ----------          -------          --------          ---------
Increase (decrease) in net assets
  resulting from principal transactions        (55,714)          (5,305)           36,221           (101,904)
                                            ----------          -------          --------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS        135,578           (4,793)           93,858            (85,558)

NET ASSETS:
   Beginning of year                         1,383,392           38,591           501,497            576,995
                                            ----------          -------          --------          ---------
   End of year                              $1,518,970          $33,798          $595,355          $ 491,437
                                            ==========          =======          ========          =========

                            See accompanying notes.

                                   VA II - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                        Sub-accounts
                                         -------------------------------------------------------------------------
                                         Alliance Bernstein                      American Century  American Century
                                         U.S Government/High Alliance Bernstein     VP Capital       VP Income &
                                          Grade Securities     Utility Income   Appreciation Fund-   Growth Fund-
                                         Portfolio -Class A  Portfolio -Class A      Class I           Class I
                                         ------------------- ------------------ ------------------ ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                 $  (1)            $  3,434           $ (1,096)         $  2,196
   Net realized gain (loss) on
     investments                                  (16)              17,136              3,099             8,596
   Capital gain distributions from
     mutual funds                                  --                   --                 --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                   11               21,986             18,183            28,219
                                                -----             --------           --------          --------
Increase (decrease) in net assets
  resulting from operations                        (6)              42,556             20,186            39,011
                                                -----             --------           --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                        --               28,419             54,027            80,398
   Cost of insurance                              (26)             (16,548)           (13,543)          (20,477)
   Policy loans                                    --               (3,264)            (1,138)           (4,854)
   Death benefits                                  --                 (203)                --                --
   Withdrawals                                   (545)             (10,720)              (209)          (24,155)
                                                -----             --------           --------          --------
Increase (decrease) in net assets
  resulting from principal transactions          (571)              (2,316)            39,137            30,912
                                                -----             --------           --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (577)              40,240             59,323            69,923

NET ASSETS:
   Beginning of year                              577              194,613            107,869           242,689
                                                -----             --------           --------          --------
   End of year                                  $  --             $234,853           $167,192          $312,612
                                                =====             ========           ========          ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                 $  13             $  2,562           $   (669)         $  2,630
   Net realized gain (loss) on
     investments                                   (1)               1,713              1,228             4,645
   Capital gain distributions from
     mutual funds                                  18                   --                 --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                  (23)              21,941             17,320             1,263
                                                -----             --------           --------          --------
Increase (decrease) in net assets
  resulting from operations                         7               26,216             17,879             8,538
                                                -----             --------           --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                        --                2,768             27,439            51,135
   Administrative charges                          --                   --                 --                --
   Cost of insurance                             (102)             (22,175)           (11,941)          (25,635)
   Policy loans                                    --                 (245)              (389)              180
   Death benefits                                  --                   --                 --                --
   Withdrawals                                     --              (12,483)            (7,078)          (15,246)
                                                -----             --------           --------          --------
Increase (decrease) in net assets
  resulting from principal transactions          (102)             (32,135)             8,031            10,434
                                                -----             --------           --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (95)              (5,919)            25,910            18,972

NET ASSETS:
   Beginning of year                              672              200,532             81,959           223,717
                                                -----             --------           --------          --------
   End of year                                  $ 577             $194,613           $107,869          $242,689
                                                =====             ========           ========          ========

                            See accompanying notes.

                                   VA II - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                      Sub-accounts
                                         ----------------------------------------------------------------------
                                                                               Anchor Series
                                                             Anchor Series     Trust Capital    Anchor Series
                                         American Century     Trust Asset      Appreciation   Trust Government
                                         VP International Allocation Portfolio  Portfolio -   and Quality Bond
                                          Fund - Class I       - Class 1          Class 1    Portfolio - Class 1
                                         ---------------- -------------------- ------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $  4,137           $ 12,670        $  (24,207)       $  22,338
   Net realized gain (loss) on
     investments                               22,082              9,702            46,256           (6,204)
   Capital gain distributions from
     mutual funds                                  --                 --             8,863               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               50,551             27,708           380,840            4,040
                                             --------           --------        ----------        ---------
Increase (decrease) in net assets
  resulting from operations                    76,770             50,080           411,752           20,174
                                             --------           --------        ----------        ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     3,438             73,615           570,304           85,880
   Cost of insurance                           (6,404)           (31,473)         (248,017)         (70,594)
   Policy loans                                    --              1,241           (92,098)          (1,210)
   Death benefits                                  --                 --                --             (242)
   Withdrawals                                (45,228)           (27,248)         (192,813)         (63,032)
                                             --------           --------        ----------        ---------
Increase (decrease) in net assets
  resulting from principal transactions       (48,194)            16,135            37,376          (49,198)
                                             --------           --------        ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS        28,576             66,215           449,128          (29,024)

NET ASSETS:
   Beginning of year                          332,321            445,317         3,894,209          764,572
                                             --------           --------        ----------        ---------
   End of year                               $360,897           $511,532        $4,343,337        $ 735,548
                                             ========           ========        ==========        =========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  1,244           $ 10,659        $  (16,526)       $  25,896
   Net realized gain (loss) on
     investments                                1,920              6,348           (10,228)          (3,822)
   Capital gain distributions from
     mutual funds                                  --                 --                --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               34,232                236           406,478           (6,059)
                                             --------           --------        ----------        ---------
Increase (decrease) in net assets
  resulting from operations                    37,396             17,243           379,724           16,015
                                             --------           --------        ----------        ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    39,114            113,302           331,622           29,664
   Administrative charges                        (370)                --                --               --
   Cost of insurance                           (4,438)           (46,836)         (343,570)        (106,719)
   Policy loans                                    --             (4,205)          (40,340)          (1,472)
   Death benefits                                  --                 --                --               --
   Withdrawals                                     --            (15,932)         (123,345)         (84,967)
                                             --------           --------        ----------        ---------
Increase (decrease) in net assets
  resulting from principal transactions        34,306             46,329          (175,633)        (163,494)
                                             --------           --------        ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS        71,702             63,572           204,091         (147,479)

NET ASSETS:
   Beginning of year                          260,619            381,745         3,690,118          912,051
                                             --------           --------        ----------        ---------
   End of year                               $332,321           $445,317        $3,894,209        $ 764,572
                                             ========           ========        ==========        =========

                            See accompanying notes.

                                  VA II - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                      Sub-accounts
                                         ----------------------------------------------------------------------
                                                                Anchor Series                     Dreyfus Stock
                                            Anchor Series       Trust Natural       BlackRock      Index Fund,
                                            Trust Growth          Resources      Basic Value V.I. Inc. - Initial
                                         Portfolio - Class 1 Portfolio - Class 1  Fund - Class I      shares
                                         ------------------- ------------------- ---------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $   (2,505)         $   (1,043)         $  2,091      $    44,756
   Net realized gain (loss) on
     investments                                  9,200             130,996                65           56,765
   Capital gain distributions from
     mutual funds                               165,721              33,544            21,471               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 47,085              85,923            11,979          673,007
                                             ----------          ----------          --------      -----------
Increase (decrease) in net assets
  resulting from operations                     219,501             249,420            35,606          774,528
                                             ----------          ----------          --------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     212,173              43,319            52,882          608,664
   Cost of insurance                           (118,781)            (74,022)           (2,552)        (564,406)
   Policy loans                                 (12,883)             (4,107)               --         (189,961)
   Death benefits                               (15,032)               (266)               --               --
   Withdrawals                                 (173,884)            (42,462)               --         (338,193)
                                             ----------          ----------          --------      -----------
Increase (decrease) in net assets
  resulting from principal transactions        (108,407)            (77,538)           50,330         (483,896)
                                             ----------          ----------          --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         111,094             171,882            85,936          290,632

NET ASSETS:
   Beginning of year                          1,863,341           1,075,229           127,221        5,606,988
                                             ----------          ----------          --------      -----------
   End of year                               $1,974,435          $1,247,111          $213,157      $ 5,897,620
                                             ==========          ==========          ========      ===========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $    2,637          $   (2,042)         $  1,097      $    43,782
   Net realized gain (loss) on
     investments                                (10,461)             70,491               (40)         272,508
   Capital gain distributions from
     mutual funds                                65,355              42,234             9,162               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 52,348             215,188            (6,418)        (110,953)
                                             ----------          ----------          --------      -----------
Increase (decrease) in net assets
  resulting from operations                     109,879             325,871             3,801          205,337
                                             ----------          ----------          --------      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     312,979             175,790           125,023          200,479
   Administrative charges                            --                  --                (8)              --
   Cost of insurance                           (168,624)            (75,398)           (1,595)        (671,190)
   Policy loans                                 (23,300)             (5,306)               --          (77,204)
   Death benefits                               (15,231)                (33)               --             (308)
   Withdrawals                                  (20,983)            (30,896)               --         (515,663)
                                             ----------          ----------          --------      -----------
Increase (decrease) in net assets
  resulting from principal transactions          84,841              64,157           123,420       (1,063,886)
                                             ----------          ----------          --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         194,720             390,028           127,221         (858,549)

NET ASSETS:
   Beginning of year                          1,668,621             685,201                --        6,465,537
                                             ----------          ----------          --------      -----------
   End of year                               $1,863,341          $1,075,229          $127,221      $ 5,606,988
                                             ==========          ==========          ========      ===========

                            See accompanying notes.

                                  VA II - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                   Sub-accounts
                                         ----------------------------------------------------------------
                                                                                Fidelity VIP
                                          Dreyfus VIF Small                      Contrafund  Fidelity VIP
                                            Company Stock    Fidelity VIP Asset Portfolio -     Growth
                                         Portfolio - Initial Manager Portfolio    Initial     Portfolio -
                                               shares         - Initial Class      Class     Initial Class
                                         ------------------- ------------------ ------------ -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $  (11,892)         $   25,384      $   20,024   $  (19,479)
   Net realized gain (loss) on
     investments                                 63,369              10,050         103,429     (137,757)
   Capital gain distributions from
     mutual funds                               176,170                  --         298,286           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                (87,368)             53,223         (49,891)     388,727
                                             ----------          ----------      ----------   ----------
Increase (decrease) in net assets
  resulting from operations                     140,279              88,657         371,848      231,491
                                             ----------          ----------      ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                      67,186             141,889         616,458      410,149
   Cost of insurance                            (88,229)           (114,919)       (173,834)    (305,019)
   Policy loans                                 (34,607)            (46,026)        (15,289)     (72,342)
   Death benefits                                    --                  --              --           --
   Withdrawals                                  (83,286)           (192,703)       (237,709)    (306,928)
                                             ----------          ----------      ----------   ----------
Increase (decrease) in net assets
  resulting from principal transactions        (138,936)           (211,759)        189,626     (274,140)
                                             ----------          ----------      ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,343            (123,102)        561,474      (42,649)

NET ASSETS:
   Beginning of year                          1,420,015           1,460,280       3,322,747    3,997,747
                                             ----------          ----------      ----------   ----------
   End of year                               $1,421,358          $1,337,178      $3,884,221   $3,955,098
                                             ==========          ==========      ==========   ==========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  (11,638)         $   25,743      $  (15,155)  $  (15,145)
   Net realized gain (loss) on
     investments                                 44,187             (39,366)         45,226     (291,855)
   Capital gain distributions from
     mutual funds                                70,767                 493             461           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               (102,482)             58,155         421,641      489,703
                                             ----------          ----------      ----------   ----------
Increase (decrease) in net assets
  resulting from operations                         834              45,025         452,173      182,703
                                             ----------          ----------      ----------   ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     306,592             151,054         726,370      398,047
   Administrative charges                            --                  --            (941)          --
   Cost of insurance                           (108,127)           (126,709)       (171,551)    (335,416)
   Policy loans                                 (16,744)             59,160         (10,761)     (45,044)
   Death benefits                                (1,443)                 --          (1,563)      (2,343)
   Withdrawals                                 (166,822)           (148,642)        (96,388)    (382,859)
                                             ----------          ----------      ----------   ----------
Increase (decrease) in net assets
  resulting from principal transactions          13,456             (65,137)        445,166     (367,615)
                                             ----------          ----------      ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          14,290             (20,112)        897,339     (184,912)

NET ASSETS:
   Beginning of year                          1,405,725           1,480,392       2,425,408    4,182,659
                                             ----------          ----------      ----------   ----------
   End of year                               $1,420,015          $1,460,280      $3,322,747   $3,997,747
                                             ==========          ==========      ==========   ==========

                            See accompanying notes.

                                  VA II - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                             Sub-accounts
                                         ------------------------------------------------------------------------------------
                                              Fidelity VIP       Fidelity VIP Index Fidelity VIP Investment Fidelity VIP Money
                                         High Income Portfolio -  500 Portfolio -   Grade Bond Portfolio -  Market Portfolio -
                                              Initial Class        Initial Class         Initial Class        Initial Class
                                         ----------------------- ------------------ ----------------------- ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                 $ 41,298              $  6,462            $   31,745            $   73,655
   Net realized gain (loss) on
     investments                                 (19,336)               50,368               (10,259)                   --
   Capital gain distributions from
     mutual funds                                     --                    --                 2,376                    --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                  38,517                (8,140)                7,923                    --
                                                --------              --------            ----------            ----------
Increase (decrease) in net assets
  resulting from operations                       60,479                48,690                31,785                73,655
                                                --------              --------            ----------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                       26,841               196,210                76,400               122,039
   Cost of insurance                             (40,526)              (10,627)              (64,042)             (198,090)
   Policy loans                                   (6,272)                   --                (7,024)              (17,626)
   Death benefits                                     --                    --                    --                  (179)
   Withdrawals                                   (45,242)              (28,402)             (162,557)             (566,957)
                                                --------              --------            ----------            ----------
Increase (decrease) in net assets
  resulting from principal transactions          (65,199)              157,181              (157,223)             (660,813)
                                                --------              --------            ----------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (4,720)              205,871              (125,438)             (587,158)
NET ASSETS:
   Beginning of year                             628,511               523,892             1,043,225             2,265,382
                                                --------              --------            ----------            ----------
   End of year                                  $623,791              $729,763            $  917,787            $1,678,224
                                                ========              ========            ==========            ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                 $ 86,631              $  5,933            $   29,027            $   54,217
   Net realized gain (loss) on
     investments                                 (39,955)                8,379                 3,898                    --
   Capital gain distributions from
     mutual funds                                     --                    --                23,008                    --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 (35,270)                6,162               (41,895)                   --
                                                --------              --------            ----------            ----------
Increase (decrease) in net assets
  resulting from operations                       11,406                20,474                14,038                54,217
                                                --------              --------            ----------            ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                       69,021               (16,608)              128,814               389,114
   Administrative charges                             --                  (290)                   --                    --
   Cost of insurance                             (49,590)               (9,800)              (85,409)             (338,113)
   Policy loans                                   (7,840)                   --                (3,496)              (17,870)
   Death benefits                                     --                    --                    --                    --
   Withdrawals                                   (33,864)                   --               (62,624)             (522,945)
                                                --------              --------            ----------            ----------
Increase (decrease) in net assets
  resulting from principal transactions          (22,273)              (26,698)              (22,715)             (489,814)
                                                --------              --------            ----------            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (10,867)               (6,224)               (8,677)             (435,597)

NET ASSETS:
   Beginning of year                             639,378               530,116             1,051,902             2,700,979
                                                --------              --------            ----------            ----------
   End of year                                  $628,511              $523,892            $1,043,225            $2,265,382
                                                ========              ========            ==========            ==========

                            See accompanying notes.

                                  VA II - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                         -------------------------------------------------------------------
                                                               Franklin        Franklin          Franklin
                                                             Templeton -      Templeton -      Templeton -
                                            Fidelity VIP    Franklin Money Templeton Foreign Templeton Global
                                         Overseas Portfolio Market Fund -  Securities Fund - Asset Allocation
                                          - Initial Class      Class 1          Class 2       Fund - Class 1
                                         ------------------ -------------- ----------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $     446         $  4,407        $  1,143          $ 22,115
   Net realized gain (loss) on
     investments                                73,269               --             522             2,553
   Capital gain distributions from
     mutual funds                                4,885               --              --            21,305
   Net change in unrealized
     appreciation (depreciation) of
     investments                                38,169               --          34,512            16,889
                                             ---------         --------        --------          --------
Increase (decrease) in net assets
  resulting from operations                    116,769            4,407          36,177            62,862
                                             ---------         --------        --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     87,218          281,552           7,442            32,532
   Cost of insurance                           (39,190)          (2,589)         (2,784)          (17,834)
   Policy loans                                (12,154)              --              --            (4,910)
   Death benefits                                   --               --              --                --
   Withdrawals                                (176,599)         (14,733)             --           (25,086)
                                             ---------         --------        --------          --------
Increase (decrease) in net assets
  resulting from principal transactions       (140,725)         264,230           4,658           (15,298)
                                             ---------         --------        --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (23,956)         268,637          40,835            47,564

NET ASSETS:
   Beginning of year                           769,330               --         170,399           322,152
                                             ---------         --------        --------          --------
   End of year                               $ 745,374         $268,637        $211,234          $369,716
                                             =========         ========        ========          ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  (2,103)        $     --        $  1,034          $  8,921
   Net realized gain (loss) on
     investments                               (26,496)              --             (17)           19,604
   Capital gain distributions from
     mutual funds                                2,863               --              --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               143,337               --          10,718           (18,605)
                                             ---------         --------        --------          --------
Increase (decrease) in net assets
  resulting from operations                    117,601               --          11,735             9,920
                                             ---------         --------        --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    148,328               --         160,745           129,461
   Administrative charges                           --               --             (11)               --
   Cost of insurance                           (41,211)              --          (2,070)          (20,023)
   Policy loans                                 30,103               --              --              (231)
   Death benefits                                   --               --              --                --
   Withdrawals                                 (24,973)              --              --           (12,323)
                                             ---------         --------        --------          --------
Increase (decrease) in net assets
  resulting from principal transactions        112,247               --         158,664            96,884
                                             ---------         --------        --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        229,848               --         170,399           106,804

NET ASSETS:
   Beginning of year                           539,482               --              --           215,348
                                             ---------         --------        --------          --------
   End of year                               $ 769,330         $     --        $170,399          $322,152
                                             =========         ========        ========          ========

                            See accompanying notes.

                                  VA II - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                     Sub-accounts
                                         -------------------------------------------------------------------
                                                                           Neuberger
                                                                           Berman AMT         Neuberger
                                                        JPMorgan U.S.   Limited Maturity      Berman AMT
                                         JPMorgan Bond  Large Cap Core  Bond Portfolio - Partners Portfolio -
                                           Portfolio   Equity Portfolio     Class I            Class I
                                         ------------- ---------------- ---------------- --------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)            $  4,454        $   156          $  3,407          $    (553)
   Net realized gain (loss) on
     investments                             (1,472)           604               (65)            96,475
   Capital gain distributions from
     mutual funds                               234             --                --             27,309
   Net change in unrealized
     appreciation (depreciation) of
     investments                              1,511         10,325             1,468            (91,438)
                                           --------        -------          --------          ---------
Increase (decrease) in net assets
  resulting from operations                   4,727         11,085             4,810             31,793
                                           --------        -------          --------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                  13,484          8,487            13,861             88,099
   Cost of insurance                        (15,109)        (7,041)           (8,944)          (218,046)
   Policy loans                              (4,212)        (1,120)              (33)             8,245
   Death benefits                                --             --                --             (8,819)
   Withdrawals                               (3,726)          (109)               --             (9,599)
                                           --------        -------          --------          ---------
Increase (decrease) in net assets
  resulting from principal transactions      (9,563)           217             4,884           (140,120)
                                           --------        -------          --------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (4,836)        11,302             9,694           (108,327)

NET ASSETS:
   Beginning of year                        141,611         72,811           139,100            392,111
                                           --------        -------          --------          ---------
   End of year                             $136,775        $84,113          $148,794          $ 283,784
                                           ========        =======          ========          =========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $  2,934        $   341          $  3,281          $     705
   Net realized gain (loss) on
     investments                             (1,066)           135            (1,714)            98,613
   Capital gain distributions from
     mutual funds                             1,959             --                --                 91
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (1,487)             4              (984)           (31,939)
                                           --------        -------          --------          ---------
Increase (decrease) in net assets
  resulting from operations                   2,340            480               583             67,470
                                           --------        -------          --------          ---------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                  50,989         13,572            90,495             38,718
   Administrative charges                        --             --                --                 --
   Cost of insurance                        (18,104)        (8,732)           (8,390)          (178,225)
   Policy loans                                (891)        (2,161)            5,798             (8,212)
   Death benefits                                --             --                --                 --
   Withdrawals                               (4,823)             2              (445)                (5)
                                           --------        -------          --------          ---------
Increase (decrease) in net assets
  resulting from principal transactions      27,171          2,681            87,458           (147,724)
                                           --------        -------          --------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS      29,511          3,161            88,041            (80,254)

NET ASSETS:
   Beginning of year                        112,100         69,650            51,059            472,365
                                           --------        -------          --------          ---------
   End of year                             $141,611        $72,811          $139,100          $ 392,111
                                           ========        =======          ========          =========

                            See accompanying notes.

                                  VA II - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                         -------------------------------------------------------------
                                                                            PIMCO VIT      PIMCO VIT
                                            Oppenheimer     Oppenheimer    Real Return    Total Return
                                         Global Securities  Main Street    Portfolio -    Portfolio -
                                          Fund/VA - Non-   Fund/VA - Non- Administrative Administrative
                                          Service Shares   Service Shares     Class          Class
                                         ----------------- -------------- -------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $  1,510         $  2,060      $   33,614      $  7,056
   Net realized gain (loss) on
     investments                               32,747           23,303            (682)         (287)
   Capital gain distributions from
     mutual funds                              31,413               --          36,320         1,322
   Net change in unrealized
     appreciation (depreciation) of
     investments                               30,898           55,459         (54,849)       (1,578)
                                             --------         --------      ----------      --------
Increase (decrease) in net assets
  resulting from operations                    96,568           80,822          14,403         6,513
                                             --------         --------      ----------      --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub - accounts or fixed rate
     option                                    96,738           68,755       1,221,645       176,510
   Cost of insurance                          (39,238)         (53,914)        (11,764)       (3,239)
   Policy loans                               (13,386)         (12,857)             --            --
   Death benefits                                  --               --              --            --
   Withdrawals                                (41,875)         (60,428)             --            --
                                             --------         --------      ----------      --------
Increase (decrease) in net assets
  resulting from principal transactions         2,239          (58,444)      1,209,881       173,271
                                             --------         --------      ----------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        98,807           22,378       1,224,284       179,784

NET ASSETS:
   Beginning of year                          558,208          614,847         205,636       126,376
                                             --------         --------      ----------      --------
   End of year                               $657,015         $637,225      $1,429,920      $306,160
                                             ========         ========      ==========      ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  1,164         $  3,528      $    4,371      $  3,105
   Net realized gain (loss) on
     investments                               26,746            8,367             (70)           17
   Capital gain distributions from
     mutual funds                                  --               --           2,237         2,010
   Net change in unrealized
     appreciation (depreciation) of
     investments                               37,858           18,296          (3,633)       (2,130)
                                             --------         --------      ----------      --------
Increase (decrease) in net assets
  resulting from operations                    65,768           30,191           2,905         3,002
                                             --------         --------      ----------      --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                   101,758           82,040          (2,449)      125,023
   Administrative charges                          --               --             (26)           (9)
   Cost of insurance                          (46,305)         (64,201)         (3,966)       (1,640)
   Policy loans                                (5,360)          (5,089)             --            --
   Death benefits                                  --               --              --            --
   Withdrawals                                (36,312)         (20,159)             --            --
                                             --------         --------      ----------      --------
Increase (decrease) in net assets
  resulting from principal transactions        13,781           (7,409)         (6,441)      123,374
                                             --------         --------      ----------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        79,549           22,782          (3,536)      126,376

NET ASSETS:
   Beginning of year                          478,659          592,065         209,172            --
                                             --------         --------      ----------      --------
   End of year                               $558,208         $614,847      $  205,636      $126,376
                                             ========         ========      ==========      ========

                            See accompanying notes.

                                  VA II - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                       Sub-accounts
                                         -----------------------------------------------------------------------
                                                                 SunAmerica -
                                            SunAmerica -          SunAmerica        SunAmerica    SunAmerica Blue
                                          Aggressive Growth  Balanced Portfolio - Alliance Growth   Chip Growth
                                         Portfolio - Class 1       Class 1           Portfolio       Portfolio
                                         ------------------- -------------------- --------------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $  (14,429)          $   32,806        $  (25,150)      $   (548)
   Net realized gain (loss) on
     investments                                (36,879)             (23,341)          (93,800)         9,965
   Capital gain distributions from
     mutual funds                                    --                   --                --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                316,897              148,307           111,423         (2,815)
                                             ----------           ----------        ----------       --------
Increase (decrease) in net assets
  resulting from operations                     265,589              157,772            (7,527)         6,602
                                             ----------           ----------        ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     378,359              179,823           773,774         15,062
   Cost of insurance                           (176,448)            (109,339)         (308,160)       (11,559)
   Policy loans                                 (49,510)             (17,716)          (64,082)           (16)
   Death benefits                                    --                 (183)               --             --
   Withdrawals                                  (95,829)            (104,546)         (247,435)          (779)
                                             ----------           ----------        ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions          56,572              (51,961)          154,097          2,708
                                             ----------           ----------        ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         322,161              105,811           146,570          9,310

NET ASSETS:
   Beginning of year                          2,114,405            1,595,681         3,997,909        117,354
                                             ----------           ----------        ----------       --------
   End of year                               $2,436,566           $1,701,492        $4,144,479       $126,664
                                             ==========           ==========        ==========       ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  (15,314)          $   27,422        $  (12,077)      $   (198)
   Net realized gain (loss) on
     investments                                (91,121)             (19,579)         (125,313)          (120)
   Capital gain distributions from
     mutual funds                                    --                   --                --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                262,465               12,832           690,465          2,763
                                             ----------           ----------        ----------       --------
Increase (decrease) in net assets
  resulting from operations                     156,030               20,675           553,075          2,445
                                             ----------           ----------        ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     407,401              392,793           714,434         26,769
   Administrative charges                            --                   --                --             --
   Cost of insurance                           (259,152)            (144,240)         (424,394)       (12,695)
   Policy loans                                 (36,590)              (6,166)          (24,310)          (802)
   Death benefits                                (7,769)                  --                --             --
   Withdrawals                                 (111,837)             (44,071)         (204,976)        (5,817)
                                             ----------           ----------        ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions          (7,947)             198,316            60,754          7,455
                                             ----------           ----------        ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         148,083              218,991           613,829          9,900

NET ASSETS:
   Beginning of year                          1,966,322            1,376,690         3,384,080        107,454
                                             ----------           ----------        ----------       --------
   End of year                               $2,114,405           $1,595,681        $3,997,909       $117,354
                                             ==========           ==========        ==========       ========

                            See accompanying notes.


                                  VA II - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                         -------------------------------------------------------------
                                                                                           SunAmerica
                                         SunAmerica Cash   SunAmerica   SunAmerica Davis "Dogs" of Wall
                                           Management    Corporate Bond  Venture Value       Street
                                            Portfolio      Portfolio       Portfolio       Portfolio
                                         --------------- -------------- ---------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)            $    35,542     $  12,204       $   10,233       $  7,354
   Net realized gain (loss) on
     investments                                39,042         1,344           57,402         14,927
   Capital gain distributions from
     mutual funds                                   --            --               --          6,998
   Net change in unrealized
     appreciation (depreciation) of
     investments                                26,342         3,034          417,015         49,803
                                           -----------     ---------       ----------       --------
Increase (decrease) in net assets
  resulting from operations                    100,926        16,582          484,650         79,082
                                           -----------     ---------       ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    193,260        38,584          520,723        (58,935)
   Cost of insurance                          (186,077)      (25,864)        (190,838)       (19,301)
   Policy loans                                 (4,909)       (1,761)         (68,462)           (82)
   Death benefits                                 (230)           --           (5,060)            --
   Withdrawals                              (1,251,137)       (7,875)        (162,639)        (2,079)
                                           -----------     ---------       ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions     (1,249,093)        3,084           93,724        (80,397)
                                           -----------     ---------       ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (1,148,167)       19,666          578,374         (1,315)

NET ASSETS:
   Beginning of year                         3,286,709       330,149        3,285,939        454,414
                                           -----------     ---------       ----------       --------
   End of year                             $ 2,138,542     $ 349,815       $3,864,313       $453,099
                                           ===========     =========       ==========       ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $     5,600     $  13,936       $    8,874       $  7,929
   Net realized gain (loss) on
     investments                               (19,995)       13,006           44,148          2,734
   Capital gain distributions from
     mutual funds                                   --            --               --            933
   Net change in unrealized
     appreciation (depreciation) of
     investments                                75,609       (22,906)         243,243        (26,234)
                                           -----------     ---------       ----------       --------
Increase (decrease) in net assets
  resulting from operations                     61,214         4,036          296,265        (14,638)
                                           -----------     ---------       ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    986,221       (83,418)         362,546         93,929
   Administrative charges                           --            --               --             --
   Cost of insurance                          (315,791)      (41,726)        (278,065)       (28,262)
   Policy loans                                    (16)          (59)         104,863            251
   Death benefits                                   --            --               --             --
   Withdrawals                                (142,185)       (8,215)        (140,751)            --
                                           -----------     ---------       ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions        528,229      (133,418)          48,593         65,918
                                           -----------     ---------       ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        589,443      (129,382)         344,858         51,280

NET ASSETS:
   Beginning of year                         2,697,266       459,531        2,941,081        403,134
                                           -----------     ---------       ----------       --------
   End of year                             $ 3,286,709     $ 330,149       $3,285,939       $454,414
                                           ===========     =========       ==========       ========

                            See accompanying notes.

                                  VA II - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                         -----------------------------------------------------------
                                                             SunAmerica    SunAmerica
                                            SunAmerica       Federated       Global     SunAmerica
                                         Emerging Markets American Leaders    Bond    Global Equities
                                            Portfolio        Portfolio     Portfolio     Portfolio
                                         ---------------- ---------------- ---------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)             $    3,360        $  3,441     $  45,720     $    966
   Net realized gain (loss) on
     investments                               129,159           6,184         8,570       22,990
   Capital gain distributions from
     mutual funds                              227,331           4,516        10,262           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               (12,069)         45,163       (47,397)     112,520
                                            ----------        --------     ---------     --------
Increase (decrease) in net assets
  resulting from operations                    347,781          59,304        17,155      136,476
                                            ----------        --------     ---------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    294,232          39,725       260,478      111,157
   Cost of insurance                           (73,685)        (26,877)     (169,789)     (45,299)
   Policy loans                                (56,405)           (650)       (1,461)     (39,457)
   Death benefits                                   --              --            --           --
   Withdrawals                                 (54,257)        (10,095)      (34,527)     (73,798)
                                            ----------        --------     ---------     --------
Increase (decrease) in net assets
  resulting from principal transactions        109,885           2,103        54,701      (47,397)
                                            ----------        --------     ---------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        457,666          61,407        71,856       89,079

NET ASSETS:
   Beginning of year                         1,076,323         380,765       541,238      611,629
                                            ----------        --------     ---------     --------
   End of year                              $1,533,989        $442,172     $ 613,094     $700,708
                                            ==========        ========     =========     ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)             $   (3,732)       $  3,152     $  13,976     $ (2,704)
   Net realized gain (loss) on
     investments                                68,392           2,588        17,070      (29,208)
   Capital gain distributions from
     mutual funds                                   --              --         3,113           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               224,764           7,258       (12,523)     109,569
                                            ----------        --------     ---------     --------
Increase (decrease) in net assets
  resulting from operations                    289,424          12,998        21,636       77,657
                                            ----------        --------     ---------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     73,961          61,201        93,908       32,362
   Administrative charges                           --              --            --           --
   Cost of insurance                           (93,366)        (41,154)     (153,951)     (58,224)
   Policy loans                                 (8,151)           (157)         (826)        (523)
   Death benefits                                   --              --            --           --
   Withdrawals                                 (34,936)         (6,499)      (26,866)     (15,023)
                                            ----------        --------     ---------     --------
Increase (decrease) in net assets
  resulting from principal transactions        (62,492)         13,391       (87,735)     (41,408)
                                            ----------        --------     ---------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        226,932          26,389       (66,099)      36,249

NET ASSETS:
   Beginning of year                           849,391         354,376       607,337      575,380
                                            ----------        --------     ---------     --------
   End of year                              $1,076,323        $380,765     $ 541,238     $611,629
                                            ==========        ========     =========     ========

                            See accompanying notes.

                                  VA II - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                         --------------------------------------------------------------
                                                             SunAmerica
                                             SunAmerica        Growth      SunAmerica   SunAmerica High-
                                           Goldman Sachs    Opportunities Growth-Income    Yield Bond
                                         Research Portfolio   Portfolio     Portfolio      Portfolio
                                         ------------------ ------------- ------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)               $  (138)        $   (741)    $      130       $ 15,664
   Net realized gain (loss) on
     investments                                  760           11,718        (11,824)         7,936
   Capital gain distributions from
     mutual funds                                  --               --             --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                4,043           (1,948)       187,504          5,468
                                              -------         --------     ----------       --------
Increase (decrease) in net assets
  resulting from operations                     4,665            9,029        175,810         29,068
                                              -------         --------     ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     6,384           14,599        275,624         32,816
   Cost of insurance                           (3,276)          (6,866)      (184,071)       (19,258)
   Policy loans                                    --               (3)       (57,709)        (1,039)
   Death benefits                                  --               --             --         (7,623)
   Withdrawals                                     --              641        (76,785)        (5,470)
                                              -------         --------     ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions         3,108            8,371        (42,941)          (574)
                                              -------         --------     ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         7,773           17,400        132,869         28,494

NET ASSETS:
   Beginning of year                           27,192           89,792      2,676,181        204,746
                                              -------         --------     ----------       --------
   End of year                                $34,965         $107,192     $2,809,050       $233,240
                                              =======         ========     ==========       ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)               $   (68)        $   (752)    $   (4,375)      $ 19,959
   Net realized gain (loss) on
     investments                                  881            9,700        (46,369)        12,802
   Capital gain distributions from
     mutual funds                                  --               --             --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                  (39)          (3,373)       208,646        (16,788)
                                              -------         --------     ----------       --------
Increase (decrease) in net assets
  resulting from operations                       774            5,575        157,902         15,973
                                              -------         --------     ----------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     7,723           (2,295)       497,639         51,036
   Administrative charges                          --               --             --             --
   Cost of insurance                           (4,207)         (10,444)      (274,266)       (25,033)
   Policy loans                                    --             (264)       (29,134)        (1,205)
   Death benefits                                  --               --             --             --
   Withdrawals                                     --           (8,961)      (203,567)       (24,306)
                                              -------         --------     ----------       --------
Increase (decrease) in net assets
  resulting from principal transactions         3,516          (21,964)        (9,328)           492
                                              -------         --------     ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         4,290          (16,389)       148,574         16,465

NET ASSETS:
   Beginning of year                           22,902          106,181      2,527,607        188,281
                                              -------         --------     ----------       --------
   End of year                                $27,192         $ 89,792     $2,676,181       $204,746
                                              =======         ========     ==========       ========

                            See accompanying notes.

                                  VA II - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS- - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                         ------------------------------------------------------------------
                                            Sun America         Sun America      Sun America Sun America MFS
                                           International    International Growth   Marsico    Massachusetts
                                            Diversified          and Income        Growth    Investors Trust
                                         Equities Portfolio      Portfolio        Portfolio     Portfolio
                                         ------------------ -------------------- ----------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)               $ (2,399)          $    7,654       $ (4,709)     $   (188)
   Net realized gain (loss) on
     investments                                33,598               34,037         14,031         3,228
   Capital gain distributions from
     mutual funds                                   --               15,667         38,802            --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               133,517              224,511          1,078        77,038
                                              --------           ----------       --------      --------
Increase (decrease) in net assets
  resulting from operations                    164,716              281,869         49,202        80,078
                                              --------           ----------       --------      --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    124,444              113,636         99,201        87,171
   Cost of insurance                           (56,829)             (66,370)       (58,850)      (47,573)
   Policy loans                                 (1,365)              (1,795)       (13,938)      (27,626)
   Death benefits                                   --                   --             --            --
   Withdrawals                                 (43,759)             (17,486)        (7,839)      (13,532)
                                              --------           ----------       --------      --------
Increase (decrease) in net assets
  resulting from principal transactions         22,491               27,985         18,574        (1,560)
                                              --------           ----------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        187,207              309,854         67,776        78,518

NET ASSETS:
   Beginning of year                           704,110            1,117,603        623,339       638,547
                                              --------           ----------       --------      --------
   End of year                                $891,317           $1,427,457       $691,115      $717,065
                                              ========           ==========       ========      ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)               $  5,191           $    1,816       $ (4,091)     $    470
   Net realized gain (loss) on
     investments                                 3,975                7,541         22,478        (2,682)
   Capital gain distributions from
     mutual funds                                   --                   --             --            --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                71,133              125,679         37,339        44,205
                                              --------           ----------       --------      --------
Increase (decrease) in net assets
  resulting from operations                     80,299              135,036         55,726        41,993
                                              --------           ----------       --------      --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    146,068              166,420        136,617       100,015
   Administrative charges                           --                   --             --            --
   Cost of insurance                           (63,339)             (89,060)       (68,194)      (62,102)
   Policy loans                                 (2,073)              (2,710)        (2,518)      (11,415)
   Death benefits                                   --                   --            (33)           --
   Withdrawals                                 (27,975)             (43,550)       (11,820)      (14,565)
                                              --------           ----------       --------      --------
Increase (decrease) in net assets
  resulting from principal transactions         52,681               31,100         54,052        11,933
                                              --------           ----------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        132,980              166,136        109,778        53,926

NET ASSETS:
   Beginning of year                           571,130              951,467        513,561       584,621
                                              --------           ----------       --------      --------
   End of year                                $704,110           $1,117,603       $623,339      $638,547
                                              ========           ==========       ========      ========

                            See accompanying notes.


                                  VA II - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                         ------------------------------------------------------------
                                                                         SunAmerica
                                         SunAmerica MFS SunAmerica MFS Putnam Growth:
                                         Mid-Cap Growth  Total Return     Voyager     SunAmerica Real
                                           Portfolio      Portfolio      Portfolio    Estate Portfolio
                                         -------------- -------------- -------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)            $  (19,593)    $   19,198     $   (8,005)     $    5,724
   Net realized gain (loss) on
     investments                              (96,158)        39,637        (25,257)         89,928
   Capital gain distributions from
     mutual funds                                  --         39,260             --          93,139
   Net change in unrealized
     appreciation (depreciation) of
     investments                              165,843         28,063         89,216          88,538
                                           ----------     ----------     ----------      ----------
Increase (decrease) in net assets
  resulting from operations                    50,092        126,158         55,954         277,329
                                           ----------     ----------     ----------      ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                   413,784         48,017        184,153          (8,079)
   Cost of insurance                         (208,740)       (87,970)       (79,663)        (49,501)
   Policy loans                               (52,570)        (8,005)        (5,680)         (5,074)
   Death benefits                              (6,814)       (12,195)            --              --
   Withdrawals                                (93,299)       (47,762)       (32,944)        (39,878)
                                           ----------     ----------     ----------      ----------
Increase (decrease) in net assets
  resulting from principal transactions        52,361       (107,915)        65,866        (102,532)
                                           ----------     ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       102,453         18,243        121,820         174,797

NET ASSETS:
   Beginning of year                        2,613,573      1,232,316      1,074,314         892,461
                                           ----------     ----------     ----------      ----------
   End of year                             $2,716,026     $1,250,559     $1,196,134      $1,067,258
                                           ==========     ==========     ==========      ==========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $  (18,391)    $   17,849     $   (1,260)     $   10,257
   Net realized gain (loss) on
     investments                             (183,720)        14,655        (48,488)        104,189
   Capital gain distributions from
     mutual funds                                  --         57,894             --          62,500
   Net change in unrealized
     appreciation (depreciation) of
     investments                              261,151        (64,177)       105,899         (76,898)
                                           ----------     ----------     ----------      ----------
Increase (decrease) in net assets
  resulting from operations                    59,040         26,221         56,151         100,048
                                           ----------     ----------     ----------      ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                   451,080        288,332        183,627         (39,420)
   Administrative charges                          --             --             --              --
   Cost of insurance                         (299,717)      (130,329)      (103,301)        (64,195)
   Policy loans                               (35,116)        (2,429)       (14,132)         (3,329)
   Death benefits                                 (34)            --         (7,006)             --
   Withdrawals                               (136,487)       (66,177)       (35,261)         (8,479)
                                           ----------     ----------     ----------      ----------
Increase (decrease) in net assets
  resulting from principal transactions       (20,274)        89,397         23,927        (115,423)
                                           ----------     ----------     ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS        38,766        115,618         80,078         (15,375)

NET ASSETS:
   Beginning of year                        2,574,807      1,116,698        994,236         907,836
                                           ----------     ----------     ----------      ----------
   End of year                             $2,613,573     $1,232,316     $1,074,314      $  892,461
                                           ==========     ==========     ==========      ==========

                            See accompanying notes.


                                  VA II - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                               Sub-accounts
                                         --------------------------------------------------------
                                                                                     UIF Core Plus
                                         SunAmerica   SunAmerica       SunAmerica    Fixed Income
                                         Technology Telecom Utility  Worldwide High   Portfolio -
                                         Portfolio     Portfolio    Income Portfolio    Class I
                                         ---------- --------------- ---------------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)           $   (801)    $  5,241         $  8,627       $  7,485
   Net realized gain (loss) on
     investments                             3,584       (5,161)            (377)            11
   Capital gain distributions from
     mutual funds                               --           --               --          1,115
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (2,050)      43,018            2,281         (2,284)
                                          --------     --------         --------       --------
Increase (decrease) in net assets
  resulting from operations                    733       43,098           10,531          6,327
                                          --------     --------         --------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                  9,636       62,872           15,307          2,197
   Cost of insurance                        (7,303)     (12,645)          (4,218)        (3,639)
   Policy loans                                (40)      (1,597)            (171)            --
   Death benefits                               --           --               --             --
   Withdrawals                                  --      (12,534)              --        (24,956)
                                          --------     --------         --------       --------
Increase (decrease) in net assets
  resulting from principal transactions      2,293       36,096           10,918        (26,398)
                                          --------     --------         --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS      3,026       79,194           21,449        (20,071)

NET ASSETS:
   Beginning of year                       112,030      161,825          112,975        204,470
                                          --------     --------         --------       --------
   End of year                            $115,056     $241,019         $134,424       $184,399
                                          ========     ========         ========       ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)           $   (876)    $  5,634         $  7,726       $  5,828
   Net realized gain (loss) on
     investments                            (1,888)      (7,594)            (495)            86
   Capital gain distributions from
     mutual funds                               --           --               --          1,452
   Net change in unrealized
     appreciation (depreciation) of
     investments                             1,584        8,523             (477)          (588)
                                          --------     --------         --------       --------
   Increase (decrease) in net assets
     resulting from operations              (1,180)       6,563            6,754          6,778
                                          --------     --------         --------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                  2,985       67,244           36,724         25,376
   Administrative charges                       --           --               --           (248)
   Cost of insurance                       (12,868)     (16,707)          (5,588)        (2,977)
   Policy loans                             (2,025)      (4,047)              --             --
   Death benefits                               --           --               --             --
   Withdrawals                              (3,708)      (9,271)              --             --
                                          --------     --------         --------       --------
Increase (decrease) in net assets
  resulting from principal transactions    (15,616)      37,219           31,136         22,151
                                          --------     --------         --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS    (16,796)      43,782           37,890         28,929

NET ASSETS:
   Beginning of year                       128,826      118,043           75,085        175,541
                                          --------     --------         --------       --------
   End of year                            $112,030     $161,825         $112,975       $204,470
                                          ========     ========         ========       ========

                            See accompanying notes.

                                  VA II - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                        Sub-accounts
                                         -------------------------------------------------------------------------
                                            UIF Mid Cap                         UIF U.S. Mid Cap  VALIC Company I -
                                         Growth Portfolio -  UIF Money Market   Value Portfolio -   International
                                              Class I       Portfolio - Class I      Class I        Equities Fund
                                         ------------------ ------------------- ----------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)               $   (115)          $   1,272          $ (1,192)         $  6,709
   Net realized gain (loss) on
     investments                                    85                  --            44,495             1,951
   Capital gain distributions from
     mutual funds                                   --                  --            78,007            32,819
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 6,177                  --             3,907            32,764
                                              --------           ---------          --------          --------
Increase (decrease) in net assets
  resulting from operations                      6,147               1,272           125,217            74,243
                                              --------           ---------          --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                    114,275            (119,905)          166,773           618,278
   Cost of insurance                              (795)               (679)          (12,432)           (6,864)
   Policy loans                                     --                  --                --                --
   Death benefits                                   --                  --                --                --
   Withdrawals                                      --                  --           (80,614)               --
                                              --------           ---------          --------          --------
Increase (decrease) in net assets
  resulting from principal transactions        113,480            (120,584)           73,727           611,414
                                              --------           ---------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        119,627            (119,312)          198,944           685,657

NET ASSETS:
   Beginning of year                                --             119,312           602,810           134,650
                                              --------           ---------          --------          --------
   End of year                                $119,627           $      --          $801,754          $820,307
                                              ========           =========          ========          ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)               $     --           $   2,312          $ (1,753)         $  1,235
   Net realized gain (loss) on
     investments                                    --                  --             4,202                 6
   Capital gain distributions from
     mutual funds                                   --                  --             7,795                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                    --                  --            51,903            14,870
                                              --------           ---------          --------          --------
Increase (decrease) in net assets
  resulting from operations                         --               2,312            62,147            16,111
                                              --------           ---------          --------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                         --              25,809            72,426           120,193
   Administrative charges                           --                (229)             (693)               (7)
   Cost of insurance                                --             (13,834)           (8,277)           (1,647)
   Policy loans                                     --                  --                --                --
   Death benefits                                   --                  --                --                --
   Withdrawals                                      --                  --                --                --
                                              --------           ---------          --------          --------
Increase (decrease) in net assets
  resulting from principal transactions             --              11,746            63,456           118,539
                                              --------           ---------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             --              14,058           125,603           134,650

NET ASSETS:
   Beginning of year                                --             105,254           477,207                --
                                              --------           ---------          --------          --------
   End of year                                $     --           $ 119,312          $602,810          $134,650
                                              ========           =========          ========          ========

                            See accompanying notes.


                                  VA II - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Sub-accounts
                                         ------------------------------------------------------------------
                                                               Van Eck
                                         VALIC Company I -    Worldwide        Van Eck       Vanguard VIF
                                          Small Cap Index  Emerging Markets Worldwide Hard Total Bond Market
                                               Fund              Fund        Assets Fund    Index Portfolio
                                         ----------------- ---------------- -------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $  (1,491)        $ (1,875)       $ (3,270)       $  4,487
   Net realized gain (loss) on
     investments                                58,798           19,917          17,259            (372)
   Capital gain distributions from
     mutual funds                               11,607           43,916          20,244              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                               (43,785)         110,166          42,838             547
                                             ---------         --------        --------        --------
Increase (decrease) in net assets
  resulting from operations                     25,129          172,124          77,071           4,662
                                             ---------         --------        --------        --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                   (139,762)         113,607          51,823           2,698
   Cost of insurance                            (6,319)         (27,516)        (21,070)         (1,910)
   Policy loans                                     --             (749)         (1,271)             --
   Death benefits                                   --               --              --              --
   Withdrawals                                      --           (4,254)           (164)             --
                                             ---------         --------        --------        --------
Increase (decrease) in net assets
  resulting from principal transactions       (146,081)          81,088          29,318             788
                                             ---------         --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (120,952)         253,212         106,389           5,450

NET ASSETS:
   Beginning of year                           414,984          412,635         327,222         126,559
                                             ---------         --------        --------        --------
   End of year                               $ 294,032         $665,847        $433,611        $132,009
                                             =========         ========        ========        ========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $   1,224         $   (691)       $ (1,536)       $  3,572
   Net realized gain (loss) on
     investments                                 1,864           23,160          19,211             (60)
   Capital gain distributions from
     mutual funds                               12,816               --              --             751
   Net change in unrealized
     appreciation (depreciation) of
     investments                                (1,863)          69,670          88,467          (1,078)
                                             ---------         --------        --------        --------
Increase (decrease) in net assets
  resulting from operations                     14,041           92,139         106,142           3,185
                                             ---------         --------        --------        --------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to)
     other Sub-accounts or fixed rate
     option                                     (5,731)          97,559          78,271         125,023
   Administrative charges                          (43)              --              --              (9)
   Cost of insurance                            (8,623)         (22,710)        (16,293)         (1,640)
   Policy loans                                     --           (1,532)           (361)             --
   Death benefits                                   --               --          (1,656)             --
   Withdrawals                                      --          (15,413)        (10,744)             --
                                             ---------         --------        --------        --------
Increase (decrease) in net assets
  resulting from principal transactions        (14,397)          57,904          49,217         123,374
                                             ---------         --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (356)         150,043         155,359         126,559

NET ASSETS:
   Beginning of year                           415,340          262,592         171,863              --
                                             ---------         --------        --------        --------
   End of year                               $ 414,984         $412,635        $327,222        $126,559
                                             =========         ========        ========        ========

                            See accompanying notes.

                                  VA II - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage(SM) policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds ("AIM       Credit Suisse Trust ("Credit
V.I."):                                  Suisse") - continued:
   AIM V.I. Capital Appreciation              Credit Suisse Global Small
     Fund - Series I                          Cap Portfolio (1) (2)
   AIM V.I. International Growth              Credit Suisse
     Fund - Series I                          International Focus
                                              Portfolio (1)
                                              Credit Suisse Large Cap
                                              Value Portfolio (1)
AllianceBernstein Variable                    Credit Suisse Mid-Cap Core
Products Series Fund, Inc.                    Portfolio (1) (17)
("AllianceBernstein"):                        Credit Suisse Small Cap
                                              Core I Portfolio (1) (18)
     AllianceBernstein Americas
     Government Income Portfolio -
     Class A (1)
     AllianceBernstein Balanced          Dreyfus Stock Index Fund, Inc.
     Shares Portfolio - Class A (8)      - Initial shares
     AllianceBernstein Global Bond
     Portfolio - Class A
     AllianceBernstein Global            Dreyfus Variable Investment
     Dollar Government Portfolio -       Fund ("Dreyfus VIF"):
     Class A
     AllianceBernstein Global                 Dreyfus VIF Small Company
     Technology Portfolio - Class             Stock Portfolio - Initial
     A (6)                                    shares
     AllianceBernstein Growth and
     Income Portfolio - Class A
     AllianceBernstein Growth            Fidelity(R) Variable Insurance
     Portfolio - Class A                 Products ("Fidelity(R) VIP"):
     AllianceBernstein High Yield             Fidelity(R) VIP Asset
     Portfolio - Class A (1)                  Manager(SM) Portfolio -
                                              Initial Class
     AllianceBernstein                        Fidelity(R) VIP Balanced
     International Growth                     Portfolio - Initial Class
     Portfolio - Class A (1) (9)              (1)
     AllianceBernstein                        Fidelity(R) VIP
     International Research Growth            Contrafund(R) Portfolio -
     Portfolio - Class A (1) (7)              Initial Class
     AllianceBernstein Large Cap              Fidelity(R) VIP Growth
     Growth Portfolio - Class A (5)           Portfolio - Initial Class
     AllianceBernstein Money                  Fidelity(R) VIP High
     Market Portfolio - Class A               Income Portfolio - Initial
                                              Class
     AllianceBernstein Real Estate            Fidelity(R) VIP Index 500
     Investment Portfolio - Class A           Portfolio - Initial Class
     AllianceBernstein Small Cap              Fidelity(R) VIP Investment
     Growth Portfolio - Class A               Grade Bond Portfolio -
                                              Initial Class
     AllianceBernstein U.S.                   Fidelity(R) VIP Money
     Government/High Grade                    Market Portfolio - Initial
     Securities Portfolio - Class A           Class
     AllianceBernstein Utility                Fidelity(R) VIP Overseas
     Income Portfolio - Class A               Portfolio - Initial Class
                                         Franklin Templeton Variable
American Century Variable                Insurance Products
Portfolios, Inc.
("American Century VP"):                 Trust ("Franklin Templeton"):
     American Century VP Capital              Franklin Templeton -
     Appreciation Fund - Class I              Franklin Money Market Fund
                                              - Class 1 (10)
     American Century VP Income &             Franklin Templeton -
     Growth Fund - Class I                    Templeton Developing
                                              Markets Securities
     American Century VP                        Fund - Class 2 (1)
     International Fund - Class I
                                              Franklin Templeton -
                                              Templeton Foreign
                                              Securities Fund - Class 2
                                              Franklin Templeton -
Anchor Series Trust:                          Templeton Global Asset
                                              Allocation Fund - Class 1
     Anchor Series Trust Asset                Franklin Templeton -
     Allocation Portfolio - Class 1           Templeton Growth
                                              Securities Fund - Class 2
                                              (1)
     Anchor Series Trust Capital
     Appreciation Portfolio -
     Class 1
     Anchor Series Trust                 Goldman Sachs Variable
     Government and Quality Bond         Insurance Trust ("Goldman
     Portfolio - Class 1                 Sachs"):
     Anchor Series Trust Growth               Goldman Sachs
     Portfolio - Class 1                      International Equity Fund
                                              (1)
     Anchor Series Trust Natural              Goldman Sachs Structured
     Resources Portfolio - Class 1            U.S. Equity Fund (1) (11)

BlackRock Variable Series Funds,         J.P. Morgan Series Trust II
Inc. ("BlackRock"): (3) (15)             ("JPMorgan"):
     BlackRock Basic Value V.I.               JPMorgan Bond Portfolio
     Fund - Class I (4) (15)
     BlackRock Fundamental Growth             JPMorgan Mid Cap Value
     V.I. Fund - Class I                      Portfolio (1) (12)
     (1) (4) (15)
     BlackRock Government Income              JPMorgan Small Company
     V.I. Fund - Class I                      Portfolio (1)
     (1) (4) (15) (16)
     BlackRock Value Opportunities            JPMorgan U.S. Large Cap
     V.I. Fund - Class I                      Core Equity Portfolio
     (1) (4) (15)

Credit Suisse Trust ("Credit
Suisse"):
     Credit Suisse Emerging
     Markets Portfolio (1)

                                  VA II - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

 Neuberger Berman Advisers            SunAmerica Series Trust
 Management Trust                     ("SunAmerica") - continued:
 ("Neuberger Berman AMT"):                 SunAmerica International
                                           Growth and Income Portfolio
    Neuberger Berman AMT Limited           SunAmerica Marsico Growth
      Maturity Bond Portfolio -            Portfolio
      Class I
    Neuberger Berman AMT Partners
      Portfolio - Class I                  SunAmerica MFS Massachusetts
                                           Investors Trust Portfolio
                                           SunAmerica MFS Mid-Cap Growth
                                           Portfolio
 Oppenheimer Variable Account Funds
   ("Oppenheimer"):                        SunAmerica MFS Total Return
                                           Portfolio
    Oppenheimer Global Securities
      Fund/VA - Non-Service Shares         SunAmerica Putnam Growth:
                                           Voyager Portfolio
    Oppenheimer Main Street Fund/VA
      - Non-Service Shares                 SunAmerica Real Estate
                                           Portfolio
                                           SunAmerica Technology Portfolio
 PIMCO Variable Insurance Trust            SunAmerica Telecom Utility
   ("PIMCO VIT"):                          Portfolio
    PIMCO VIT High Yield Portfolio -       SunAmerica Worldwide High
      Administrative Class (1)             Income Portfolio
    PIMCO VIT Long-Term U.S.
      Government Portfolio -
      Administrative Class (1)
    PIMCO VIT Real Return Portfolio
      - Administrative Class          The Universal Institutional Funds,
                                      Inc. ("UIF"):
    PIMCO VIT Short-Term Portfolio -
      Administrative Class (1)             UIF Core Plus Fixed Income
                                           Portfolio - Class I
    PIMCO VIT Total Return Portfolio
      - Administrative Class               UIF Emerging Markets Equity
                                           Portfolio - Class I (1)
                                           UIF High Yield Portfolio -
                                           Class I (1)
 SunAmerica Series Trust                   UIF Mid Cap Growth Portfolio -
   ("SunAmerica"):                         Class I
    SunAmerica - Aggressive Growth         UIF Money Market Portfolio -
      Portfolio - Class 1                  Class I (13)
    SunAmerica - SunAmerica Balanced
      Portfolio - Class 1                  UIF Technology Portfolio -
                                           Class I (1) (14)
    SunAmerica Alliance Growth
      Portfolio                            UIF U.S. Mid Cap Value
                                           Portfolio - Class I
    SunAmerica Blue Chip Growth
      Portfolio
    SunAmerica Cash Management
      Portfolio                       VALIC Company I:
    SunAmerica Corporate Bond
      Portfolio                            VALIC Company I -
                                           International Equities Fund
    SunAmerica Davis Venture Value
      Portfolio                            VALIC Company I - Mid Cap
                                           Index Fund (1)
    SunAmerica "Dogs" of Wall Street
      Portfolio                            VALIC Company I - Small Cap
                                           Index Fund
    SunAmerica Emerging Markets
      Portfolio
    SunAmerica Federated American
      Leaders Portfolio               Van Eck Worldwide Insurance Trust
                                      ("Van Eck"):
    SunAmerica Global Bond Portfolio       Van Eck Worldwide Emerging
                                           Markets Fund
    SunAmerica Global Equities
      Portfolio                            Van Eck Worldwide Hard Assets
                                           Fund
    SunAmerica Goldman Sachs
      Research Portfolio
    SunAmerica Growth Opportunities
      Portfolio                       Vanguard(R) Variable Insurance Fund
                                      ("Vanguard(R) VIF"):
    SunAmerica Growth-Income
      Portfolio                            Vanguard(R) VIF Total Bond
                                           Market Index Portfolio
    SunAmerica High-Yield Bond
      Portfolio                            Vanguard(R) VIF Total Stock
                                           Market Index Portfolio (1)
    SunAmerica International
      Diversified Equities Portfolio
--------
(1)   Sub-accounts had no activity.
(2) Effective February 21, 2005, Credit Suisse Global Post-Venture Capital Portfolio changed its name to Credit Suisse Global Small Cap Portfolio.
(3) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(4) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(5) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A.
(6) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.
(7) Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.
(8) Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.
(9) Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.

                                  VA II - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(10)  Effective April 10, 2006, Franklin Templeton - Franklin Money Market Fund
      - Class 1 became available as an investment option.
(11) Effective May 1, 2006, Goldman Sachs CORE(SM) U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.
(12) Effective December 15, 2005, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option.
(13) Effective April 28, 2006, UIF Money Market Portfolio - Class I was closed and liquidated.
(14) Effective April 28, 2006, UIF Technology Portfolio - Class I was closed and liquidated.
(15) Effective October 2, 2006, Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc., the FAM Variable Series Funds, Inc. changed its name to BlackRock Variable Series Funds, Inc. and the Mercury funds changed their names to Black Rock funds.
(16) Effective October 2, 2006, Mercury Government Bond V.I. Fund - Class I changed its name to BlackRock Government Income V.I. Fund - Class I.
(17) Effective December 1, 2006, Credit Suisse Mid-Cap Growth Portfolio changed its name to Credit Suisse Mid-Cap Core Portfolio.
(18) Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

                                  VA II - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - The deductions from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

 Policies                                           Sales Charges
 --------                               -------------------------------------
 Variable Universal Life Policy and     5% of each premium payment plus the
 Gallery Life                           state specific premium taxes.

 Executive Advantage                    The maximum charge is 9% of each
                                        premium payment.

 Gemstone Life                          5% of each premium payment up to the
                                        target premium amount plus 2% of any
                                        premium paid in excess of the target
                                        premium amount for policy years 1-10.
                                        3% of each premium payment up to the
                                        target premium amount plus 2% of any
                                        premium paid in excess of the target
                                        premium amount beginning in policy
                                        year 11. The maximum charge is 8% of
                                        each premium payment.

 Polaris Life and Polaris Survivorship  Currently 5% for the first 10 policy
 Life years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by policy follows:

                                 Mortality and Expense   Mortality and Expense
                                Risk and Administrative Risk and Administrative
                                    Charges Current         Charges Maximum
 Policies                         Minimum Annual Rate         Annual Rate
 --------                       ----------------------- -----------------------
 Variable Universal Life
   Policy and Gallery Life               0.90%                   0.90%
 Executive Advantage                     0.20%                   1.00%
 Gemstone Life                           0.75%                   0.90%
 Polaris Life and Polaris
   Survivorship Life                     0.75%                   0.90%

                                  VA II - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Monthly administrative and expense charges - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $15 for the monthly administrative charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage.

There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Cost of insurance charge - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statement of Changes in Net Assets under principal transactions.

Optional rider charges - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net premiums and transfers from (to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). For any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statement of Changes in Net Assets under principal transaction.

Policy loan - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                  VA II - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of   Proceeds from
Sub-accounts                                           Purchases      Sales
------------                                           ---------- -------------
AIM V.I. Capital Appreciation Fund - Series I          $   56,309  $   90,140
AIM V.I. International Growth Fund - Series I             138,320     183,138
AllianceBernstein Balanced Shares Portfolio - Class A      48,823     125,861
AllianceBernstein Global Bond Portfolio - Class A           6,251       8,512
AllianceBernstein Global Dollar Government Portfolio
  - Class A                                                    --         346
AllianceBernstein Global Technology Portfolio - Class
  A                                                       224,105     345,554
AllianceBernstein Growth and Income Portfolio - Class
  A                                                       757,992     634,455
AllianceBernstein Growth Portfolio - Class A              192,558     370,135
AllianceBernstein Large Cap Growth Portfolio - Class A    117,208     183,449
AllianceBernstein Money Market Portfolio - Class A          1,288       6,129
AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                 195,988      74,036
AllianceBernstein Small Cap Growth Portfolio - Class A    162,759     294,659
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                               --         573
AllianceBernstein Utility Income Portfolio - Class A       61,405      60,287
American Century VP Capital Appreciation Fund - Class
  I                                                        49,322      11,280
American Century VP Income & Growth Fund - Class I         79,433      46,326
American Century VP International Fund - Class I            9,075      53,132
Anchor Series Trust Asset Allocation Portfolio -
  Class 1                                                  88,129      59,324
Anchor Series Trust Capital Appreciation Portfolio -
  Class 1                                                 386,568     364,536
Anchor Series Trust Government and Quality Bond
  Portfolio - Class 1                                     128,474     155,335
Anchor Series Trust Growth Portfolio - Class 1            368,915     314,107
Anchor Series Trust Natural Resources Portfolio -
  Class 1                                                 175,709     220,746
BlackRock Basic Value V.I. Fund - Class I                  77,577       3,685
Dreyfus Stock Index Fund, Inc. - Initial shares           531,674     970,815
Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                  361,872     336,530
Fidelity VIP Asset Manager Portfolio - Initial Class      143,446     329,820
Fidelity VIP Contrafund Portfolio - Initial Class         840,814     332,878
Fidelity VIP Growth Portfolio - Initial Class             246,156     539,775
Fidelity VIP High Income Portfolio - Initial Class        175,142     199,043
Fidelity VIP Index 500 Portfolio - Initial Class          653,412     489,768
Fidelity VIP Investment Grade Bond Portfolio -
  Initial Class                                           228,107     351,209
Fidelity VIP Money Market Portfolio - Initial Class       286,059     873,217
Fidelity VIP Overseas Portfolio - Initial Class           194,145     329,537
Franklin Templeton - Franklin Money Market Fund -
  Class 1                                                 285,693      17,056
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2                                            9,768       3,966
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 1                                68,697      40,575
JPMorgan Bond Portfolio                                    28,421      33,296
JPMorgan U.S. Large Cap Core Equity Portfolio              10,138       9,765
Neuberger Berman AMT Limited Maturity Bond Portfolio
  - Class I                                                14,415       6,124
Neuberger Berman AMT Partners Portfolio - Class I         129,517     242,882
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares                                                  117,839      82,676
Oppenheimer Main Street Fund/VA - Non-Service Shares       87,170     143,554
PIMCO VIT Real Return Portfolio - Administrative Class  1,296,659      16,843
PIMCO VIT Total Return Portfolio - Administrative
  Class                                                   190,523       8,873
SunAmerica - Aggressive Growth Portfolio - Class 1        232,986     190,844
SunAmerica - SunAmerica Balanced Portfolio - Class 1      176,131     195,285
SunAmerica Alliance Growth Portfolio                      528,587     399,640
SunAmerica Blue Chip Growth Portfolio                      44,768      42,607
SunAmerica Cash Management Portfolio                      573,861   1,787,412
SunAmerica Corporate Bond Portfolio                        56,897      41,610
SunAmerica Davis Venture Value Portfolio                  393,484     289,526
SunAmerica "Dogs" of Wall Street Portfolio                 64,714     130,757

                                  VA II - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of   Proceeds
  Sub-accounts                                            Purchases from Sales
  ------------                                            --------- ----------
  SunAmerica Emerging Markets Portfolio                   $558,824   $218,249
  SunAmerica Federated American Leaders Portfolio           61,737     51,676
  SunAmerica Global Bond Portfolio                         325,967    215,284
  SunAmerica Global Equities Portfolio                     120,415    166,847
  SunAmerica Goldman Sachs Research Portfolio                5,321      2,350
  SunAmerica Growth Opportunities Portfolio                 61,658     54,028
  SunAmerica Growth-Income Portfolio                       271,432    314,242
  SunAmerica High-Yield Bond Portfolio                      48,618     33,528
  SunAmerica International Diversified Equities Portfolio  117,505     97,412
  SunAmerica International Growth and Income Portfolio     221,935    170,628
  SunAmerica Marsico Growth Portfolio                      102,178     49,511
  SunAmerica MFS Massachusetts Investors Trust Portfolio    68,102     69,851
  SunAmerica MFS Mid-Cap Growth Portfolio                  232,436    199,667
  SunAmerica MFS Total Return Portfolio                    243,818    293,274
  SunAmerica Putnam Growth: Voyager Portfolio              134,849     76,988
  SunAmerica Real Estate Portfolio                         177,414    181,082
  SunAmerica Technology Portfolio                           45,780     44,287
  SunAmerica Telecom Utility Portfolio                      63,778     22,441
  SunAmerica Worldwide High Income Portfolio                22,129      2,585
  UIF Core Plus Fixed Income Portfolio - Class I            11,530     29,329
  UIF Mid Cap Growth Portfolio - Class I                   114,305        940
  UIF Money Market Portfolio - Class I                       2,483    121,606
  UIF U.S. Mid Cap Value Portfolio - Class I               246,434     95,892
  VALIC Company I - International Equities Fund            659,783      8,841
  VALIC Company I - Small Cap Index Fund                   320,447    456,411
  Van Eck Worldwide Emerging Markets Fund                  160,787     37,658
  Van Eck Worldwide Hard Assets Fund                        72,660     26,368
  Vanguard VIF Total Bond Market Index Portfolio            12,198      6,923

                                  VA II - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                          Net Asset
                                          Value Per Value of Shares   Cost of
 Sub-accounts                    Shares     Share    at Fair Value  Shares Held
 ------------                   --------- --------- --------------- -----------
 AIM V.I. Capital Appreciation
   Fund - Series I                 26,246  $ 26.22    $  688,181    $  589,526
 AIM V.I. International Growth
   Fund - Series I                 47,902    29.43     1,409,765       841,982
 AllianceBernstein Balanced
   Shares Portfolio - Class A      16,765    20.31       340,495       309,458
 AllianceBernstein Global Bond
   Portfolio - Class A              4,474    11.59        51,858        56,026
 AllianceBernstein Global
   Technology Portfolio -
   Class A                        112,401    17.23     1,936,677     1,752,587
 AllianceBernstein Growth and
   Income Portfolio - Class A     164,591    27.19     4,475,216     3,619,029
 AllianceBernstein Growth
   Portfolio - Class A            142,709    20.27     2,892,708     2,858,953
 AllianceBernstein Large Cap
   Growth Portfolio - Class A      53,706    26.87     1,443,081     1,258,132
 AllianceBernstein Money
   Market Portfolio - Class A      28,866     1.00        28,866        28,866
 AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                         36,029    22.83       822,548       603,314
 AllianceBernstein Small Cap
   Growth Portfolio - Class A      30,476    13.57       413,558       362,606
 AllianceBernstein Utility
   Income Portfolio - Class A       9,451    24.85       234,852       164,655
 American Century VP Capital
   Appreciation Fund - Class I     15,255    10.96       167,192       124,117
 American Century VP Income &
   Growth Fund - Class I           36,224     8.63       312,612       246,873
 American Century VP
   International Fund - Class I    35,662    10.12       360,898       226,969
 Anchor Series Trust Asset
   Allocation Portfolio -
   Class 1                         31,690    16.14       511,532       448,179
 Anchor Series Trust Capital
   Appreciation Portfolio -
   Class 1                        106,354    40.84     4,343,336     3,094,204
 Anchor Series Trust
   Government and Quality Bond
   Portfolio - Class 1             49,996    14.71       735,548       758,935
 Anchor Series Trust Growth
   Portfolio - Class 1             68,629    28.77     1,974,435     1,684,111
 Anchor Series Trust Natural
   Resources Portfolio - Class
   1                               23,654    52.72     1,247,112       739,948
 BlackRock Basic Value V.I.
   Fund - Class I                  13,398    15.91       213,157       207,597
 Dreyfus Stock Index Fund,
   Inc. - Initial shares          163,143    36.15     5,897,619     4,932,985
 Dreyfus VIF Small Company
   Stock Portfolio - Initial
   shares                          66,543    21.36     1,421,359     1,364,860
 Fidelity VIP Asset Manager
   Portfolio - Initial Class       85,116    15.71     1,337,178     1,159,662
 Fidelity VIP Contrafund
   Portfolio - Initial Class      123,426    31.47     3,884,221     3,093,465
 Fidelity VIP Growth Portfolio
   - Initial Class                110,262    35.87     3,955,098     3,915,533
 Fidelity VIP High Income
   Portfolio - Initial Class       98,235     6.35       623,791       624,640
 Fidelity VIP Index 500
   Portfolio - Initial Class        4,523   161.36       729,763       680,570
 Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                           71,927    12.76       917,787       920,773
 Fidelity VIP Money Market
   Portfolio - Initial Class    1,678,224     1.00     1,678,224     1,678,224
 Fidelity VIP Overseas
   Portfolio - Initial Class       31,096    23.97       745,375       556,886
 Franklin Templeton - Franklin
   Money Market Fund - Class 1    268,637     1.00       268,637       268,637
 Franklin Templeton -
   Templeton Foreign
   Securities Fund - Class 2       11,284    18.72       211,235       166,005
 Franklin Templeton -
   Templeton Global Asset
   Allocation Fund - Class 1       16,836    21.96       369,715       338,253
 JPMorgan Bond Portfolio           11,542    11.85       136,775       135,620
 JPMorgan U.S. Large Cap Core
   Equity Portfolio                 5,357    15.70        84,113        65,528
 Neuberger Berman AMT Limited
   Maturity Bond Portfolio -
   Class I                         11,661    12.76       148,794       150,138
 Neuberger Berman AMT Partners
   Portfolio - Class I             13,411    21.16       283,784       245,410
 Oppenheimer Global Securities
   Fund/VA - Non-Service Shares    17,859    36.79       657,015       464,222
 Oppenheimer Main Street
   Fund/VA - Non-Service Shares    25,715    24.78       637,225       480,599
 PIMCO VIT Real Return
   Portfolio - Administrative
   Class                          119,859    11.93     1,429,920     1,489,319
 PIMCO VIT Total Return
   Portfolio - Administrative
   Class                           30,253    10.12       306,160       309,869
 SunAmerica - Aggressive
   Growth Portfolio - Class 1     194,312    12.54     2,436,567     1,898,943
 SunAmerica - SunAmerica
   Balanced Portfolio - Class 1   113,522    14.99     1,701,492     1,536,709
 SunAmerica Alliance Growth
   Portfolio                      187,852    22.06     4,144,479     3,750,379
 SunAmerica Blue Chip Growth
   Portfolio                       18,238     6.94       126,664       116,451
 SunAmerica Cash Management
   Portfolio                      192,618    11.10     2,138,542     2,089,058
 SunAmerica Corporate Bond
   Portfolio                       29,728    11.77       349,815       351,046
 SunAmerica Davis Venture
   Value Portfolio                118,408    32.64     3,864,313     2,706,504
 SunAmerica "Dogs" of Wall
   Street Portfolio                38,360    11.81       453,100       391,620
 SunAmerica Emerging Markets
   Portfolio                       90,729    16.91     1,533,990     1,022,709

                                  VA II - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                          Net Asset
                                          Value Per Value of Shares   Cost of
 Sub-accounts                     Shares    Share    at Fair Value  Shares Held
 ------------                     ------- --------- --------------- -----------
 SunAmerica Federated American
   Leaders Portfolio               23,165  $19.09     $  442,173    $  345,121
 SunAmerica Global Bond Portfolio  56,970   10.76        613,094       644,485
 SunAmerica Global Equities
   Portfolio                       42,859   16.35        700,707       471,685
 SunAmerica Goldman Sachs
   Research Portfolio               3,923    8.91         34,966        26,056
 SunAmerica Growth Opportunities
   Portfolio                       17,247    6.22        107,192        98,634
 SunAmerica Growth-Income
   Portfolio                      103,468   27.15      2,809,050     2,259,756
 SunAmerica High-Yield Bond
   Portfolio                       31,053    7.51        233,240       216,397
 SunAmerica International
   Diversified Equities Portfolio  82,531   10.80        891,317       600,300
 SunAmerica International Growth
   and Income Portfolio            85,074   16.78      1,427,457       948,454
 SunAmerica Marsico Growth
   Portfolio                       55,253   12.51        691,115       549,746
 SunAmerica MFS Massachusetts
   Investors Trust Portfolio       51,533   13.91        717,065       560,138
 SunAmerica MFS Mid-Cap Growth
   Portfolio                      283,034    9.60      2,716,026     2,384,283
 SunAmerica MFS Total Return
   Portfolio                       69,716   17.94      1,250,559     1,152,875
 SunAmerica Putnam Growth:
   Voyager Portfolio               73,360   16.30      1,196,135     1,098,464
 SunAmerica Real Estate Portfolio  43,913   24.30      1,067,258       744,871
 SunAmerica Technology Portfolio   43,397    2.65        115,056       111,633
 SunAmerica Telecom Utility
   Portfolio                       22,145   10.88        241,019       203,323
 SunAmerica Worldwide High
   Income Portfolio                17,492    7.68        134,424       133,388
 UIF Core Plus Fixed Income
   Portfolio - Class I             16,175   11.40        184,399       185,299
 UIF Mid Cap Growth Portfolio -
   Class I                          9,586   12.48        119,627       113,450
 UIF U.S. Mid Cap Value
   Portfolio - Class I             40,616   19.74        801,754       630,902
 VALIC Company I - International
   Equities Fund                   79,410   10.33        820,307       772,673
 VALIC Company I - Small Cap
   Index Fund                      16,344   17.99        294,032       285,130
 Van Eck Worldwide Emerging
   Markets Fund                    26,655   24.98        665,848       394,168
 Van Eck Worldwide Hard Assets
   Fund                            13,256   32.71        433,611       256,634
 Vanguard VIF Total Bond Market
   Index Portfolio                 11,766   11.22        132,009       132,540

                                  VA II - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS - CONTINUED
Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                        Accumulation    Net
                                           Accumulation    Units      Increase
 Sub-accounts                              Units Issued   Redeemed   (Decrease)
 ------------                              ------------ ------------ ----------
 1   AIM V.I. Capital Appreciation Fund -
     Series I                                  4,728       (6,640)     (1,912)
 6   AIM V.I. Capital Appreciation Fund -
     Series I                                  3,658       (4,075)       (417)
 1   AIM V.I. International Growth Fund -
     Series I                                  4,503       (8,870)     (4,367)
 6   AIM V.I. International Growth Fund -
     Series I                                  5,151       (2,985)      2,166
 1   AllianceBernstein Balanced Shares
     Portfolio - Class A                       2,893       (9,548)     (6,655)
 2   AllianceBernstein Balanced Shares
     Portfolio - Class A                          --         (215)       (215)
 1   AllianceBernstein Global Bond
     Portfolio - Class A                         266         (487)       (221)
 2   AllianceBernstein Global Dollar
     Government Portfolio - Class A               --          (16)        (16)
 3   AllianceBernstein Global Technology
     Portfolio - Class A                      13,015      (20,180)     (7,165)
 6   AllianceBernstein Global Technology
     Portfolio - Class A                       9,499       (7,003)      2,496
 3   AllianceBernstein Growth and Income
     Portfolio - Class A                       7,891      (16,862)     (8,971)
 5   AllianceBernstein Growth and Income
     Portfolio - Class A                      59,210       (7,612)     51,598
 5   AllianceBernstein Growth and Income
     Portfolio - Class A                       4,399      (42,017)    (37,618)
 5   AllianceBernstein Growth and Income
     Portfolio - Class A                      21,002         (149)     20,853
 3   AllianceBernstein Growth Portfolio -
     Class A                                  13,614      (20,704)     (7,090)
 1   AllianceBernstein Large Cap Growth
     Portfolio - Class A                       7,427       (7,493)        (66)
 2   AllianceBernstein Large Cap Growth
     Portfolio - Class A                          56         (700)       (644)
 5   AllianceBernstein Large Cap Growth
     Portfolio - Class A                      28,631       (3,680)     24,951
 5   AllianceBernstein Large Cap Growth
     Portfolio - Class A                         207      (22,063)    (21,856)
 6   AllianceBernstein Large Cap Growth
     Portfolio - Class A                       5,791       (5,517)        274
 2   AllianceBernstein Money Market
     Portfolio - Class A                          --         (483)       (483)
 2   AllianceBernstein Real Estate
     Investment Portfolio - Class A               --          (29)        (29)
 6   AllianceBernstein Real Estate
     Investment Portfolio - Class A            3,032       (2,243)        789
 1   AllianceBernstein Small Cap Growth
     Portfolio - Class A                       4,175      (12,268)     (8,093)
 2   AllianceBernstein Small Cap Growth
     Portfolio - Class A                          27       (1,338)     (1,311)
 2   AllianceBernstein U.S.
     Government/High Grade Securities
     Portfolio - Class A                          --          (40)        (40)
 2   AllianceBernstein Utility Income
     Portfolio - Class A                          --          (32)        (32)
 6   AllianceBernstein Utility Income
     Portfolio - Class A                       2,154       (2,425)       (271)
 6   American Century VP Capital
     Appreciation Fund - Class I               5,504       (1,443)      4,061
 6   American Century VP Income & Growth
     Fund - Class I                            6,529       (4,057)      2,472
 5   American Century VP International
     Fund - Class I                           23,616       (3,036)     20,580
 5   American Century VP International
     Fund - Class I                              161      (17,946)    (17,785)
 4   Anchor Series Trust Asset Allocation
     Portfolio - Class 1                       5,677       (4,300)      1,377
 4   Anchor Series Trust Capital
     Appreciation Portfolio - Class 1         29,099      (26,248)      2,851
 6   Anchor Series Trust Capital
     Appreciation Portfolio - Class 1         11,970      (12,514)       (544)
 4   Anchor Series Trust Government and
     Quality Bond Portfolio - Class 1          9,078      (12,536)     (3,458)
 4   Anchor Series Trust Growth Portfolio
     - Class 1                                14,300      (19,478)     (5,178)
 6   Anchor Series Trust Growth Portfolio
     - Class 1                                 5,464      (10,263)     (4,799)
 4   Anchor Series Trust Natural
     Resources Portfolio - Class 1             1,253       (3,103)     (1,850)
 6   Anchor Series Trust Natural
     Resources Portfolio - Class 1             1,686       (1,759)        (73)
 5   BlackRock Basic Value V.I. Fund -
     Class I                                   3,922         (182)      3,740
 1   Dreyfus Stock Index Fund, Inc. -
     Initial shares                           18,638      (32,542)    (13,904)
 6   Dreyfus Stock Index Fund, Inc. -
     Initial shares                           23,958      (38,203)    (14,245)
 1   Dreyfus VIF Small Company Stock
     Portfolio - Initial shares                3,394       (6,694)     (3,300)
 6   Dreyfus VIF Small Company Stock
     Portfolio - Initial shares                5,497      (11,558)     (6,061)
 1   Fidelity VIP Asset Manager Portfolio
     - Initial Class                           5,484      (14,034)     (8,550)
 6   Fidelity VIP Asset Manager Portfolio
     - Initial Class                           4,467       (7,987)     (3,520)
 1   Fidelity VIP Contrafund Portfolio -
     Initial Class                             6,695       (6,857)       (162)
 5   Fidelity VIP Contrafund Portfolio -
     Initial Class                            60,744       (7,809)     52,935
 5   Fidelity VIP Contrafund Portfolio -
     Initial Class                             5,791      (40,107)    (34,316)
 6   Fidelity VIP Contrafund Portfolio -
     Initial Class                             9,007      (10,264)     (1,257)
 5   Fidelity VIP Contrafund Portfolio -
     Initial Class                            22,337         (155)     22,182

                                  VA II - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                        Net
                                     Accumulation Accumulation Units  Increase
Sub-accounts                         Units Issued      Redeemed      (Decrease)
------------                         ------------ ------------------ ----------
1   Fidelity VIP Growth Portfolio -
    Initial Class                       18,454          (32,304)       (13,850)
6   Fidelity VIP Growth Portfolio -
    Initial Class                       10,831           (8,815)         2,016
1   Fidelity VIP High Income
    Portfolio - Initial Class            3,226           (5,850)        (2,624)
6   Fidelity VIP High Income
    Portfolio - Initial Class            1,556           (3,864)        (2,308)
5   Fidelity VIP Index 500
    Portfolio - Initial Class           16,465           (2,117)        14,348
5   Fidelity VIP Index 500
    Portfolio - Initial Class           10,902          (43,089)       (32,187)
5   Fidelity VIP Index 500
    Portfolio - Initial Class           45,010             (316)        44,694
1   Fidelity VIP Investment Grade
    Bond Portfolio - Initial Class       3,440          (10,139)        (6,699)
6   Fidelity VIP Investment Grade
    Bond Portfolio - Initial Class       2,643           (5,849)        (3,206)
1   Fidelity VIP Money Market
    Portfolio - Initial Class            6,294          (10,801)        (4,507)
6   Fidelity VIP Money Market
    Portfolio - Initial Class           12,613          (67,536)       (54,923)
1   Fidelity VIP Overseas Portfolio
    - Initial Class                      3,982          (11,183)        (7,201)
5   Franklin Templeton - Franklin
    Money Market Fund - Class 1          9,385           (1,150)         8,235
5   Franklin Templeton - Franklin
    Money Market Fund - Class 1          2,718             (438)         2,280
5   Franklin Templeton - Franklin
    Money Market Fund - Class 1         15,819             (110)        15,709
5   Franklin Templeton - Templeton
    Foreign Securities Fund - Class
    2                                      587             (209)           378
6   Franklin Templeton - Templeton
    Global Asset Allocation Fund -
    Class 1                              1,843           (2,994)        (1,151)
6   JPMorgan Bond Portfolio              2,050           (2,798)          (748)
6   JPMorgan U.S. Large Cap Core
    Equity Portfolio                     1,410           (1,423)           (13)
6   Neuberger Berman AMT Limited
    Maturity Bond Portfolio - Class
    I                                    1,182             (768)           414
6   Neuberger Berman AMT Partners
    Portfolio - Class I                  7,089          (17,281)       (10,192)
6   Oppenheimer Global Securities
    Fund/VA - Non-Service Shares         7,241           (6,857)           384
6   Oppenheimer Main Street Fund/VA
    - Non-Service Shares                 7,337          (12,970)        (5,633)
5   PIMCO VIT Real Return Portfolio
    - Administrative Class             100,802             (985)        99,817
5   PIMCO VIT Real Return Portfolio
    - Administrative Class              13,379              (93)        13,286
5   PIMCO VIT Total Return
    Portfolio - Administrative Class     4,209             (680)         3,529
5   PIMCO VIT Total Return
    Portfolio - Administrative Class    13,274              (92)        13,182
4   SunAmerica - Aggressive Growth
    Portfolio - Class 1                 29,805          (28,307)         1,498
6   SunAmerica - Aggressive Growth
    Portfolio - Class 1                 10,673           (6,319)         4,354
4   SunAmerica - SunAmerica
    Balanced Portfolio - Class 1        13,757          (17,120)        (3,363)
6   SunAmerica - SunAmerica
    Balanced Portfolio - Class 1         6,217           (8,304)        (2,087)
4   SunAmerica Alliance Growth
    Portfolio                           81,984          (64,845)        17,139
6   SunAmerica Alliance Growth
    Portfolio                           11,261          (11,790)          (529)
4   SunAmerica Blue Chip Growth
    Portfolio                            3,738           (3,349)           389
4   SunAmerica Cash Management
    Portfolio                           29,567         (137,643)      (108,076)
4   SunAmerica Corporate Bond
    Portfolio                            2,695           (2,499)           196
4   SunAmerica Davis Venture Value
    Portfolio                           22,970          (18,466)         4,504
4   SunAmerica "Dogs" of Wall
    Street Portfolio                     2,866           (9,876)        (7,010)
4   SunAmerica Emerging Markets
    Portfolio                           11,419           (6,040)         5,379
4   SunAmerica Federated American
    Leaders Portfolio                    4,628           (4,538)            90
4   SunAmerica Global Bond Portfolio    12,659           (2,253)        10,406
6   SunAmerica Global Bond Portfolio     7,563          (14,475)        (6,912)
4   SunAmerica Global Equities
    Portfolio                            9,306          (13,646)        (4,340)
4   SunAmerica Goldman Sachs
    Research Portfolio                     880             (447)           433
4   SunAmerica Growth Opportunities
    Portfolio                            2,448           (1,344)         1,104
4   SunAmerica Growth-Income
    Portfolio                           26,710          (28,888)        (2,178)
6   SunAmerica Growth-Income
    Portfolio                           14,341          (16,404)        (2,063)
4   SunAmerica High-Yield Bond
    Portfolio                            2,304           (2,290)            14
4   SunAmerica International
    Diversified Equities Portfolio      12,802          (10,189)         2,613
4   SunAmerica International Growth
    and Income Portfolio                14,741          (13,573)         1,168
6   SunAmerica Marsico Growth
    Portfolio                            7,208           (5,699)         1,509
4   SunAmerica MFS Massachusetts
    Investors Trust Portfolio            8,992           (9,017)           (25)

                                  VA II - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                        Net
                                     Accumulation Accumulation Units  Increase
Sub-accounts                         Units Issued      Redeemed      (Decrease)
------------                         ------------ ------------------ ----------
4   SunAmerica MFS Mid-Cap Growth
    Portfolio                           29,724         (25,098)         4,626
6   SunAmerica MFS Mid-Cap Growth
    Portfolio                           20,848         (19,769)         1,079
4   SunAmerica MFS Total Return
    Portfolio                           12,638         (20,173)        (7,535)
4   SunAmerica Putnam Growth:
    Voyager Portfolio                   25,608         (16,968)         8,640
4   SunAmerica Real Estate Portfolio     3,220          (6,902)        (3,682)
4   SunAmerica Technology Portfolio      8,823          (7,773)         1,050
4   SunAmerica Telecom Utility
    Portfolio                            6,311          (2,714)         3,597
4   SunAmerica Worldwide High
    Income Portfolio                     1,130            (407)           723
5   UIF Core Plus Fixed Income
    Portfolio - Class I                 15,811          (2,033)        13,778
5   UIF Core Plus Fixed Income
    Portfolio - Class I                    153         (14,548)       (14,395)
5   UIF Mid Cap Growth Portfolio -
    Class I                             11,537             (79)        11,458
5   UIF Money Market Portfolio -
    Class I                                 85         (11,760)       (11,675)
5   UIF U.S. Mid Cap Value
    Portfolio - Class I                 45,434          (5,841)        39,593
5   UIF U.S. Mid Cap Value
    Portfolio - Class I                    264         (28,026)       (27,762)
5   UIF U.S. Mid Cap Value
    Portfolio - Class I                 14,902            (105)        14,797
5   VALIC Company I - International
    Equities Fund                        5,541            (181)         5,360
5   VALIC Company I - International
    Equities Fund                       49,293            (348)        48,945
5   VALIC Company I - Small Cap
    Index Fund                          12,242         (30,221)       (17,979)
5   VALIC Company I - Small Cap
    Index Fund                          11,073             (77)        10,996
1   Van Eck Worldwide Emerging
    Markets Fund                         5,944          (1,685)         4,259
1   Van Eck Worldwide Hard Assets
    Fund                                 1,828            (791)         1,037
5   Vanguard VIF Total Bond Market
    Index Portfolio                        666            (587)            79

                                  VA II - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                   Accumulation Accumulation Units Net Increase
Sub-accounts                       Units Issued      Redeemed       (Decrease)
------------                       ------------ ------------------ ------------
1   AIM V.I. Capital Appreciation
    Fund - Series I                    6,192           (6,974)          (782)
6   AIM V.I. Capital Appreciation
    Fund - Series I                    5,739           (5,564)           175
1   AIM V.I. International Growth
    Fund - Series I                   11,268           (6,014)         5,254
6   AIM V.I. International Growth
    Fund - Series I                    6,592           (2,783)         3,809
1   AllianceBernstein Global Bond
    Portfolio - Class A                  756           (1,275)          (519)
2   AllianceBernstein Global
    Dollar Government Portfolio -
    Class A                               --               (1)            (1)
3   AllianceBernstein Global
    Technology Portfolio - Class A    20,392          (12,527)         7,865
6   AllianceBernstein Global
    Technology Portfolio - Class A    13,007          (10,254)         2,753
3   AllianceBernstein Growth and
    Income Portfolio - Class A        10,525          (13,557)        (3,032)
5   AllianceBernstein Growth and
    Income Portfolio - Class A        15,479             (929)        14,550
3   AllianceBernstein Growth
    Portfolio - Class A               16,628          (39,374)       (22,746)
1   AllianceBernstein Large Cap
    Growth Portfolio - Class A         7,981           (7,839)           142
2   AllianceBernstein Large Cap
    Growth Portfolio - Class A           150              (63)            87
5   AllianceBernstein Large Cap
    Growth Portfolio - Class A         3,672             (433)         3,239
6   AllianceBernstein Large Cap
    Growth Portfolio - Class A         8,409          (22,167)       (13,758)
2   AllianceBernstein Money
    Market Portfolio - Class A            --             (449)          (449)
2   AllianceBernstein Real Estate
    Invest
    ment Portfolio - Class A              --              (27)           (27)
6   AllianceBernstein Real Estate
    Investment Portfolio - Class A     4,473           (2,728)         1,745
1   AllianceBernstein Small Cap
    Growth Portfolio - Class A         5,179          (14,128)        (8,949)
2   AllianceBernstein Small Cap
    Growth Portfolio - Class A           190              (36)           154
1   AllianceBernstein Total
    Return Portfolio - Class A         9,107           (2,044)         7,063
2   AllianceBernstein Total
    Return Portfolio - Class A            --              (52)           (52)
2   AllianceBernstein U.S.
    Government/High Grade
    Securities Portfolio - Class A        --               (7)            (7)
2   AllianceBernstein Utility
    Income Portfolio - Class A            --               (6)            (6)
6   AllianceBernstein Utility
    Income Portfolio - Class A         2,318           (5,813)        (3,495)
6   American Century VP Capital
    Appreciation Fund - Class I        3,603           (2,631)           972
6   American Century VP Income &
    Growth Fund - Class I              4,944           (3,971)           973
5   American Century VP
    International Fund - Class I       2,925             (352)         2,573
4   Anchor Series Trust Asset
    Allocation Portfolio - Class 1     8,803           (5,091)         3,712
4   Anchor Series Trust Capital
    Appreciation Portfolio -
    Class 1                           35,471          (52,607)       (17,136)
6   Anchor Series Trust Capital
    Appreciation Portfolio -
    Class 1                           17,684          (13,984)         3,700
4   Anchor Series Trust
    Government and Quality Bond
    Portfolio - Class 1                9,317          (21,377)       (12,060)
4   Anchor Series Trust Growth
    Portfolio - Class 1               18,227          (14,943)         3,284
6   Anchor Series Trust Growth
    Portfolio - Class 1               10,454           (5,283)         5,171
4   Anchor Series Trust Natural
    Resources Portfolio - Class 1      3,069           (1,698)         1,371
6   Anchor Series Trust Natural
    Resources Portfolio - Class 1      3,349           (2,255)         1,094
1   Dreyfus Stock Index Fund,
    Inc. - Initial shares             24,449          (36,868)       (12,419)
6   Dreyfus Stock Index Fund,
    Inc. - Initial shares             28,461         (114,020)       (85,559)
1   Dreyfus VIF Small Company
    Stock Portfolio - Initial
    shares                             7,789           (7,252)           537
6   Dreyfus VIF Small Company
    Stock Portfolio - Initial
    shares                            13,855          (13,456)           399
1   Fidelity VIP Asset Manager
    Portfolio - Initial Class          9,443          (12,569)        (3,126)
6   Fidelity VIP Asset Manager
    Portfolio - Initial Class          4,937           (5,511)          (574)
1   Fidelity VIP Contrafund
    Portfolio - Initial Class         13,819           (7,956)         5,863
5   Fidelity VIP Contrafund
    Portfolio - Initial Class         16,775             (921)        15,854
6   Fidelity VIP Contrafund
    Portfolio - Initial Class         18,753           (9,422)         9,331
1   Fidelity VIP Growth Portfolio
    - Initial Class                   23,232          (43,004)       (19,772)
6   Fidelity VIP Growth Portfolio
    - Initial Class                   14,001          (12,671)         1,330
1   Fidelity VIP High Income
    Portfolio - Initial Class          3,964           (6,184)        (2,220)
6   Fidelity VIP High Income
    Portfolio - Initial Class          2,293           (1,783)           510
5   Fidelity VIP Index 500
    Portfolio - Initial Class          2,041           (3,974)        (1,933)
1   Fidelity VIP Investment Grade
    Bond Portfolio - Initial Class     5,530           (5,547)           (17)
6   Fidelity VIP Investment Grade
    Bond Portfolio - Initial Class     3,186           (4,915)        (1,729)

                                  VA II - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                   Accumulation Accumulation Units Net Increase
Sub-accounts                       Units Issued      Redeemed       (Decrease)
------------                       ------------ ------------------ ------------
1   Fidelity VIP Money Market
    Portfolio - Initial Class         15,793         (28,881)        (13,088)
6   Fidelity VIP Money Market
    Portfolio - Initial Class         21,374         (50,713)        (29,339)
1   Fidelity VIP Overseas
    Portfolio - Initial Class         11,415          (4,190)          7,225
5   Franklin Templeton -
    Templeton Foreign Securities
    Fund - Class 2                    14,001            (181)         13,820
6   Franklin Templeton -
    Templeton Global Asset
    Allocation Fund - Class 1         10,045          (2,512)          7,533
6   JPMorgan Bond Portfolio            4,055          (1,863)          2,192
6   JPMorgan U.S. Large Cap Core
    Equity Portfolio                   1,788          (1,478)            310
5   Mercury Basic Value V.I. Fund
    - Class I                          9,872            (128)          9,744
6   Neuberger Berman AMT Limited
    Maturity Bond Portfolio -
    Class I                            8,388            (773)          7,615
6   Neuberger Berman AMT Partners
    Portfolio - Class I                2,438         (14,407)        (11,969)
6   Oppenheimer Global Securities
    Fund/VA - Non-Service Shares       9,646          (8,274)          1,372
6   Oppenheimer Main Street
    Fund/VA - Non-Service Shares     10,385         (11,172)            (787)
5   PIMCO VIT Real Return
    Portfolio - Administrative
    Class                                --            (599)            (599)
5   PIMCO VIT Total Return
    Portfolio - Administrative
    Class                            12,244            (158)          12,086
4   SunAmerica - Aggressive
    Growth Portfolio - Class 1       36,081         (33,591)           2,490
6   SunAmerica - Aggressive
    Growth Portfolio - Class 1        8,887         (13,085)          (4,198)
4   SunAmerica - SunAmerica
    Balanced Portfolio - Class 1     34,986         (15,556)          19,430
6   SunAmerica - SunAmerica
    Balanced Portfolio - Class 1      9,276          (6,551)           2,725
4   SunAmerica Alliance Growth
    Portfolio                        88,232         (80,529)           7,703
6   SunAmerica Alliance Growth
    Portfolio                        13,631         (12,114)           1,517
4   SunAmerica Blue Chip Growth
    Portfolio                          4,413          (3,108)          1,305
4   SunAmerica Cash Management
    Portfolio                         87,896         (40,806)         47,090
4   SunAmerica Corporate Bond
    Portfolio                          3,860         (13,320)         (9,460)
4   SunAmerica Davis Venture
    Value Portfolio                   30,441         (27,604)          2,837
4   SunAmerica "Dogs" of Wall
    Street Portfolio                   8,809          (3,032)          5,777
4   SunAmerica Emerging Markets
    Portfolio                          7,543         (11,764)         (4,221)
4   SunAmerica Federated American
    Leaders Portfolio                  9,147          (7,990)          1,157
4   SunAmerica Global Bond
    Portfolio                          4,946          (3,797)          1,149
6   SunAmerica Global Bond
    Portfolio                          2,434         (11,122)         (8,688)
4   SunAmerica Global Equities
    Portfolio                         12,641         (17,807)         (5,166)
4   SunAmerica Goldman Sachs
    Research Portfolio                 1,158            (633)            525
4   SunAmerica Growth
    Opportunities Portfolio            3,025          (7,855)         (4,830)
4   SunAmerica Growth-Income
    Portfolio                         33,023         (39,499)         (6,476)
6   SunAmerica Growth-Income
    Portfolio                         22,254         (16,678)          5,576
4   SunAmerica High-Yield Bond
    Portfolio                          3,946          (3,849)             97
4   SunAmerica International
    Diversified Equities Portfolio    18,117         (11,484)          6,633
4   SunAmerica International
    Growth and Income Portfolio       14,909         (11,801)          3,108
6   SunAmerica Marsico Growth
    Portfolio                         12,372          (7,397)          4,975
4   SunAmerica MFS Massachusetts
    Investors Trust Portfolio         10,940          (9,546)          1,394
4   SunAmerica MFS Mid-Cap Growth
    Portfolio                         32,815         (33,523)           (708)
6   SunAmerica MFS Mid-Cap Growth
    Portfolio                         29,486         (32,088)         (2,602)
4   SunAmerica MFS Total Return
    Portfolio                         20,396         (14,065)          6,331
4   SunAmerica Putnam Growth:
    Voyager Portfolio                 29,748         (26,072)          3,676
4   SunAmerica Real Estate
    Portfolio                          4,786          (9,874)         (5,088)
4   SunAmerica Technology
    Portfolio                         12,536         (18,833)         (6,297)
4   SunAmerica Telecom Utility
    Portfolio                          7,567          (3,147)          4,420
4   SunAmerica Worldwide High
    Income Portfolio                   2,662            (399)          2,263
5   UIF Core Plus Fixed Income
    Portfolio - Class I                2,258            (286)          1,972
5   UIF Money Market Portfolio -
    Class I                           77,509         (76,340)          1,169
5   UIF U.S. Mid Cap Value
    Portfolio - Class I                4,540            (550)          3,990
5   VALIC Company I -
    International Equities Fund        8,589            (117)          8,472
5   VALIC Company I - Small Cap
    Index Fund                            --          (1,035)         (1,035)

                                  VA II - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                   Accumulation Accumulation Units Net Increase
Sub-accounts                       Units Issued      Redeemed       (Decrease)
------------                       ------------ ------------------ ------------
1   Van Eck Worldwide Emerging
    Markets Fund                       7,060          (2,794)          4,266
1   Van Eck Worldwide Hard Assets
    Fund                               4,460          (1,512)          2,948
5   Vanguard VIF Total Bond
    Market Index Portfolio            12,321            (159)         12,162
--------
Footnotes

1  Variable Universal Life Policy product.
2  Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
5  Executive Advantage product.
6  Gemstone Life product.

                                  VA II - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
1   AIM V.I. Capital Appreciation Fund - Series I                      39,162 $12.65 $  495,277    0.06%     0.90%      5.35%
6   AIM V.I. Capital Appreciation Fund - Series I                      22,261   8.67    192,904    0.06%     0.75%      5.51%
1   AIM V.I. International Growth Fund - Series I                      51,122  19.18    980,350    1.05%     0.90%     27.09%
6   AIM V.I. International Growth Fund - Series I                      28,079  15.29    429,415    1.05%     0.75%     27.28%
1   AllianceBernstein Balanced Shares Portfolio - Class A *            24,849  13.64    338,822    2.71%     0.90%     10.79%
2   AllianceBernstein Balanced Shares Portfolio - Class A *                89  18.74      1,673    1.25%     0.90%     10.79%
1   AllianceBernstein Global Bond Portfolio - Class A                   3,748  13.84     51,857    1.54%     0.90%      4.03%
2   AllianceBernstein Global Dollar Government Portfolio - Class A         --  23.03         --    0.00%     0.90%      9.03%
3   AllianceBernstein Global Technology Portfolio - Class A            92,289  16.83  1,552,970    0.00%     0.90%      7.67%
6   AllianceBernstein Global Technology Portfolio - Class A            56,206   6.83    383,707    0.00%     0.75%      7.83%
3   AllianceBernstein Growth and Income Portfolio - Class A            93,861  34.44  3,232,927    1.35%     0.90%     16.24%
5   AllianceBernstein Growth and Income Portfolio - Class A            51,598  11.98    618,386    1.32%     0.20%     12.35%
5   AllianceBernstein Growth and Income Portfolio - Class A            21,756  17.71    385,190    1.32%     0.65%     16.53%
5   AllianceBernstein Growth and Income Portfolio - Class A            20,853  11.45    238,713    1.32%     0.45%      3.44%
3   AllianceBernstein Growth Portfolio - Class A                      132,383  21.85  2,892,708    0.00%     0.90%     -1.96%
1   AllianceBernstein Large Cap Growth Portfolio - Class A             53,463  13.68    731,314    0.00%     0.90%     -1.33%
2   AllianceBernstein Large Cap Growth Portfolio - Class A                853  14.03     11,970    0.00%     0.90%     -1.33%
5   AllianceBernstein Large Cap Growth Portfolio - Class A             24,951  10.79    269,244    0.00%     0.20%      3.34%
5   AllianceBernstein Large Cap Growth Portfolio - Class A              5,129  14.58     74,772    0.00%     0.65%     -1.09%
6   AllianceBernstein Large Cap Growth Portfolio - Class A             44,134   8.06    355,782    0.00%     0.75%     -1.19%
2   AllianceBernstein Money Market Portfolio - Class A                  2,352  12.31     28,964    4.13%     0.90%      3.29%
2   AllianceBernstein Real Estate Investment Portfolio - Class A          140  29.55      4,146    2.06%     0.90%     34.02%
6   AllianceBernstein Real Estate Investment Portfolio - Class A       26,541  30.84    818,402    1.96%     0.75%     34.22%
1   AllianceBernstein Small Cap Growth Portfolio - Class A             30,149  13.72    413,558    0.00%     0.90%      9.70%
2   AllianceBernstein Small Cap Growth Portfolio - Class A                 --  11.07         --    0.00%     0.90%      9.70%
2   AllianceBernstein U.S. Government/High Grade Securities
    Portfolio - Class A                                                    --  14.90         --    0.00%     0.90%      3.00%
2   AllianceBernstein Utility Income Portfolio - Class A                   --  23.15         --    0.00%     0.90%     22.66%
6   AllianceBernstein Utility Income Portfolio - Class A               18,423  12.75    234,853    2.31%     0.75%     22.84%
6   American Century VP Capital Appreciation Fund - Class I            16,287  10.27    167,192    0.00%     0.75%     16.35%
6   American Century VP Income & Growth Fund - Class I                 25,277  12.37    312,612    1.44%     0.75%     16.21%
5   American Century VP International Fund - Class I                   20,580  13.77    283,447    1.66%     0.20%      9.51%
5   American Century VP International Fund - Class I                    4,107  18.86     77,450    1.66%     0.65%     24.22%
4   Anchor Series Trust Asset Allocation Portfolio - Class 1           36,126  14.16    511,532    3.41%     0.75%     10.49%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1      225,942  14.97  3,382,964    0.14%     0.75%     10.59%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1       86,802  11.06    960,373    0.14%     0.75%     10.59%
4   Anchor Series Trust Government and Quality Bond Portfolio -
    Class 1                                                            52,571  13.99    735,548    3.75%     0.75%      2.53%
4   Anchor Series Trust Growth Portfolio - Class 1                    112,565  13.00  1,462,912    0.59%     0.75%     12.44%
6   Anchor Series Trust Growth Portfolio - Class 1                     45,934  11.14    511,523    0.59%     0.75%     12.44%
4   Anchor Series Trust Natural Resources Portfolio - Class 1          13,784  45.16    622,435    0.70%     0.75%     24.00%
6   Anchor Series Trust Natural Resources Portfolio - Class 1          17,464  35.77    624,676    0.70%     0.75%     24.00%
5   BlackRock Basic Value V.I. Fund - Class I *                        13,484  15.81    213,157    1.92%     0.65%     21.08%
1   Dreyfus Stock Index Fund, Inc. - Initial shares                   174,239  26.35  4,591,497    1.63%     0.90%     14.47%
6   Dreyfus Stock Index Fund, Inc. - Initial shares                   119,078  10.97  1,306,123    1.62%     0.75%     14.64%
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares         44,486  16.18    719,695    0.00%     0.90%      9.98%
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares         48,260  14.54    701,663    0.00%     0.75%     10.14%
1   Fidelity VIP Asset Manager Portfolio - Initial Class               52,879  20.55  1,086,652    2.69%     0.90%      6.36%
6   Fidelity VIP Asset Manager Portfolio - Initial Class               21,680  11.56    250,526    2.69%     0.75%      6.52%
1   Fidelity VIP Contrafund Portfolio - Initial Class                  67,850  21.56  1,463,169    1.28%     0.90%     10.72%
5   Fidelity VIP Contrafund Portfolio - Initial Class                  52,935  11.97    633,607    1.25%     0.20%      5.58%
5   Fidelity VIP Contrafund Portfolio - Initial Class                  24,873  18.82    468,151    1.25%     0.65%     10.99%


                                  VA II - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
6   Fidelity VIP Contrafund Portfolio - Initial Class                  72,541 $14.94 $1,083,864    1.28%     0.75%     10.88%
5   Fidelity VIP Contrafund Portfolio - Initial Class                  22,182  10.61    235,430    1.25%     0.45%      1.47%
1   Fidelity VIP Growth Portfolio - Initial Class                     159,038  21.39  3,401,223    0.39%     0.90%      5.90%
6   Fidelity VIP Growth Portfolio - Initial Class                      65,363   8.47    553,875    0.39%     0.75%      6.05%
1   Fidelity VIP High Income Portfolio - Initial Class                 30,879  14.35    443,253    7.43%     0.90%     10.24%
6   Fidelity VIP High Income Portfolio - Initial Class                 13,122  13.76    180,538    7.43%     0.75%     10.41%
5   Fidelity VIP Index 500 Portfolio - Initial Class                   14,348  11.75    168,630    1.47%     0.20%     10.71%
5   Fidelity VIP Index 500 Portfolio - Initial Class                    3,728  16.77     62,525    1.47%     0.65%     14.98%
5   Fidelity VIP Index 500 Portfolio - Initial Class                   44,694  11.16    498,608    1.47%     0.45%      2.59%
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       36,252  17.72    642,218    4.05%     0.90%      3.42%
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       20,600  13.38    275,569    4.05%     0.75%      3.57%
1   Fidelity VIP Money Market Portfolio - Initial Class                64,578  14.29    922,944    4.52%     0.90%      3.94%
6   Fidelity VIP Money Market Portfolio - Initial Class                67,563  11.18    755,280    4.52%     0.75%      4.09%
1   Fidelity VIP Overseas Portfolio - Initial Class                    34,643  21.52    745,374    0.93%     0.90%     17.02%
5   Franklin Templeton - Franklin Money Market Fund - Class 1           8,235  10.31     84,903    3.61%     0.20%      2.74%
5   Franklin Templeton - Franklin Money Market Fund - Class 1           2,280  10.28     23,434    3.61%     0.65%      2.77%
5   Franklin Templeton - Franklin Money Market Fund - Class 1          15,709  10.20    160,300    3.61%     0.45%      0.58%
5   Franklin Templeton - Templeton Foreign Securities Fund - Class 2   14,198  14.88    211,234    1.24%     0.65%     20.66%
6   Franklin Templeton - Templeton Global Asset Allocation Fund -
    Class 1                                                            23,075  16.02    369,716    7.12%     0.75%     20.48%
6   JPMorgan Bond Portfolio                                            10,654  12.84    136,775    3.95%     0.75%      3.36%
6   JPMorgan U.S. Large Cap Core Equity Portfolio                       8,203  10.25     84,113    0.91%     0.75%     15.70%
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I     12,494  11.91    148,794    3.11%     0.75%      3.43%
6   Neuberger Berman AMT Partners Portfolio - Class I                  18,897  15.02    283,784    0.52%     0.75%     11.40%
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares         50,964  12.89    657,015    0.99%     0.75%     16.81%
6   Oppenheimer Main Street Fund/VA - Non-Service Shares               55,445  11.49    637,225    1.03%     0.75%     14.17%
5   PIMCO VIT Real Return Portfolio - Administrative Class            118,683  10.91  1,294,343    4.81%     0.65%      0.05%
5   PIMCO VIT Real Return Portfolio - Administrative Class             13,286  10.20    135,577    4.81%     0.45%     -1.51%
5   PIMCO VIT Total Return Portfolio - Administrative Class            15,615  10.79    168,456    3.80%     0.65%      3.17%
5   PIMCO VIT Total Return Portfolio - Administrative Class            13,182  10.45    137,704    3.80%     0.45%      0.26%
4   SunAmerica - Aggressive Growth Portfolio - Class 1                164,581  12.22  2,011,878    0.10%     0.75%     12.45%
6   SunAmerica - Aggressive Growth Portfolio - Class 1                 45,488   9.34    424,688    0.10%     0.75%     12.45%
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1              124,981  10.16  1,269,339    2.73%     0.75%     10.04%
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1               44,566   9.70    432,153    2.73%     0.75%     10.04%
4   SunAmerica Alliance Growth Portfolio                              414,867   8.77  3,636,803    0.12%     0.75%      0.02%
6   SunAmerica Alliance Growth Portfolio                               58,590   8.66    507,676    0.12%     0.75%      0.02%
4   SunAmerica Blue Chip Growth Portfolio                              19,561   6.48    126,664    0.24%     0.75%      5.78%
4   SunAmerica Cash Management Portfolio                              181,306  11.80  2,138,542    2.06%     0.75%      3.85%
4   SunAmerica Corporate Bond Portfolio                                23,388  14.96    349,815    4.33%     0.75%      5.07%
4   SunAmerica Davis Venture Value Portfolio                          167,995  23.00  3,864,313    1.02%     0.75%     14.45%
4   SunAmerica "Dogs" of Wall Street Portfolio                         33,236  13.63    453,099    2.29%     0.75%     20.74%
4   SunAmerica Emerging Markets Portfolio                              61,864  24.80  1,533,989    1.03%     0.75%     30.13%
4   SunAmerica Federated American Leaders Portfolio                    35,116  12.59    442,172    1.55%     0.75%     15.83%
4   SunAmerica Global Bond Portfolio                                   30,799  13.52    416,338    8.60%     0.75%      3.09%
6   SunAmerica Global Bond Portfolio                                   15,898  12.38    196,756    8.60%     0.75%      3.09%
4   SunAmerica Global Equities Portfolio                               59,307  11.82    700,708    0.90%     0.75%     22.95%
4   SunAmerica Goldman Sachs Research Portfolio                         4,351   8.04     34,965    0.33%     0.75%     15.78%
4   SunAmerica Growth Opportunities Portfolio                          19,431   5.52    107,192    0.00%     0.75%     12.59%
4   SunAmerica Growth-Income Portfolio                                162,805  10.88  1,770,758    0.73%     0.75%      6.63%
6   SunAmerica Growth-Income Portfolio                                102,916  10.09  1,038,292    0.73%     0.75%      6.63%
4   SunAmerica High-Yield Bond Portfolio                               15,422  15.12    233,240    7.92%     0.75%     13.81%

                                  VA II - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
4   SunAmerica International Diversified Equities Portfolio            81,609 $10.92 $  891,317    0.45%     0.75%     22.54%
4   SunAmerica International Growth and Income Portfolio               91,832  15.54  1,427,457    1.31%     0.75%     26.10%
6   SunAmerica Marsico Growth Portfolio                                54,082  12.78    691,115    0.00%     0.75%      7.78%
4   SunAmerica MFS Massachusetts Investors Trust Portfolio             66,110  10.85    717,065    0.71%     0.75%     12.34%
4   SunAmerica MFS Mid-Cap Growth Portfolio                           177,257  10.47  1,855,633    0.00%     0.75%      1.81%
6   SunAmerica MFS Mid-Cap Growth Portfolio                           135,632   6.34    860,393    0.00%     0.75%      1.81%
4   SunAmerica MFS Total Return Portfolio                              78,992  15.83  1,250,559    2.26%     0.75%     11.16%
4   SunAmerica Putnam Growth: Voyager Portfolio                       151,727   7.88  1,196,134    0.02%     0.75%      5.00%
4   SunAmerica Real Estate Portfolio                                   31,681  33.69  1,067,258    1.31%     0.75%     33.49%
4   SunAmerica Technology Portfolio                                    46,349   2.48    115,056    0.00%     0.75%      0.38%
4   SunAmerica Telecom Utility Portfolio                               22,920  10.52    241,019    3.28%     0.75%     25.56%
4   SunAmerica Worldwide High Income Portfolio                          8,469  15.87    134,424    7.71%     0.75%      8.82%
5   UIF Core Plus Fixed Income Portfolio - Class I                     13,778  10.49    144,520    4.32%     0.20%      4.78%
5   UIF Core Plus Fixed Income Portfolio - Class I                      3,360  11.87     39,879    4.32%     0.65%      3.06%
5   UIF Mid Cap Growth Portfolio - Class I                             11,458  10.44    119,627    0.00%     0.45%      2.91%
5   UIF Money Market Portfolio - Class I                                   --  10.33         --    2.55%     0.65%      1.12%
5   UIF U.S. Mid Cap Value Portfolio - Class I                         39,593  12.53    496,113    0.26%     0.20%     10.91%
5   UIF U.S. Mid Cap Value Portfolio - Class I                          6,436  21.14    136,037    0.26%     0.65%     19.92%
5   UIF U.S. Mid Cap Value Portfolio - Class I                         14,797  11.46    169,604    0.26%     0.45%      3.88%
5   VALIC Company I - International Equities Fund                      13,832  19.43    268,797    1.82%     0.65%     22.26%
5   VALIC Company I - International Equities Fund                      48,945  11.27    551,510    1.82%     0.45%      5.16%
5   VALIC Company I - Small Cap Index Fund                             10,106  17.33    175,155    0.24%     0.65%     17.30%
5   VALIC Company I - Small Cap Index Fund                             10,996  10.81    118,877    0.24%     0.45%      2.43%
1   Van Eck Worldwide Emerging Markets Fund                            29,727  22.40    665,847    0.52%     0.90%     38.25%
1   Van Eck Worldwide Hard Assets Fund                                 15,043  28.82    433,611    0.06%     0.90%     23.38%
5   Vanguard VIF Total Bond Market Index Portfolio                     12,241  10.78    132,009    4.12%     0.65%      3.63%

                                  VA II - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
1   AIM V.I. Capital Appreciation Fund - Series I                      41,074 $12.00 $  493,079    0.06%     0.90%      7.86%
6   AIM V.I. Capital Appreciation Fund - Series I                      22,678   8.21    186,263    0.06%     0.75%      8.02%
1   AIM V.I. International Growth Fund - Series I                      55,489  15.09    837,297    0.68%     0.90%     16.87%
6   AIM V.I. International Growth Fund - Series I                      25,913  12.02    311,359    0.68%     0.75%     17.05%
1   AllianceBernstein Global Bond Portfolio - Class A                   3,969  13.30     52,787   12.70%     0.90%     -8.48%
2   AllianceBernstein Global Dollar Government Portfolio - Class A         16  21.12        344    6.23%     0.90%      8.64%
3   AllianceBernstein Global Technology Portfolio - Class A *          99,454  15.63  1,554,365    0.00%     0.90%      2.94%
6   AllianceBernstein Global Technology Portfolio - Class A *          53,710   6.33    340,045    0.00%     0.75%      3.09%
3   AllianceBernstein Growth and Income Portfolio - Class A           102,832  29.63  3,047,108    1.46%     0.90%      3.93%
5   AllianceBernstein Growth and Income Portfolio - Class A            59,374  15.19    902,110    1.60%     0.65%      4.19%
3   AllianceBernstein Growth Portfolio - Class A                      139,473  22.29  3,108,494    0.00%     0.90%     10.97%
1   AllianceBernstein Large Cap Growth Portfolio - Class A *           53,529  13.86    742,125    0.00%     0.90%     14.12%
2   AllianceBernstein Large Cap Growth Portfolio - Class A *            1,497  14.22     21,293    0.00%     0.90%     14.12%
5   AllianceBernstein Large Cap Growth Portfolio - Class A *           26,985  14.74    397,735    0.00%     0.65%     14.40%
6   AllianceBernstein Large Cap Growth Portfolio - Class A *           43,860   8.16    357,817    0.00%     0.75%     14.29%
2   AllianceBernstein Money Market Portfolio - Class A                  2,835  11.92     33,798    2.31%     0.90%      1.44%
2   AllianceBernstein Real Estate Investment Portfolio - Class A          169  22.05      3,728    3.15%     0.90%     10.67%
6   AllianceBernstein Real Estate Investment Portfolio - Class A       25,752  22.97    591,627    2.97%     0.75%     10.84%
1   AllianceBernstein Small Cap Growth Portfolio - Class A             38,242  12.50    478,205    0.00%     0.90%      4.30%
2   AllianceBernstein Small Cap Growth Portfolio - Class A              1,311  10.09     13,232    0.00%     0.90%      4.30%
1   AllianceBernstein Total Return Portfolio - Class A                 31,504  12.31    387,726    2.76%     0.90%      2.98%
2   AllianceBernstein Total Return Portfolio - Class A                    304  16.91      5,146    2.56%     0.90%      2.98%
2   AllianceBernstein U.S. Government/High Grade Securities
    Portfolio - Class A                                                    40  14.46        577    3.00%     0.90%      1.07%
2   AllianceBernstein Utility Income Portfolio - Class A                   32  18.87        610    2.20%     0.90%     15.02%
6   AllianceBernstein Utility Income Portfolio - Class A               18,694  10.38    194,003    2.02%     0.75%     15.19%
6   American Century VP Capital Appreciation Fund - Class I            12,226   8.82    107,869    0.00%     0.75%     21.15%
6   American Century VP Income & Growth Fund - Class I                 22,805  10.64    242,689    1.86%     0.75%      3.85%
5   American Century VP International Fund - Class I                   21,892  15.18    332,321    1.05%     0.65%     12.52%
4   Anchor Series Trust Asset Allocation Portfolio - Class 1           34,749  12.82    445,317    3.34%     0.75%      4.19%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1      223,091  13.54  3,020,369    0.28%     0.75%     10.81%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1       87,346  10.00    873,840    0.28%     0.75%     10.81%
4   Anchor Series Trust Government and Quality Bond Portfolio -
    Class 1                                                            56,029  13.65    764,572    3.84%     0.75%      1.87%
4   Anchor Series Trust Growth Portfolio - Class 1                    117,743  11.56  1,360,891    0.88%     0.75%      6.33%
6   Anchor Series Trust Growth Portfolio - Class 1                     50,733   9.90    502,450    0.88%     0.75%      6.33%
4   Anchor Series Trust Natural Resources Portfolio - Class 1          15,634  36.42    569,340    0.51%     0.75%     45.03%
6   Anchor Series Trust Natural Resources Portfolio - Class 1          17,537  28.85    505,889    0.51%     0.75%     45.03%
1   Dreyfus Stock Index Fund, Inc. - Initial shares                   188,143  23.02  4,331,336    1.59%     0.90%      3.76%
6   Dreyfus Stock Index Fund, Inc. - Initial shares                   133,323   9.57  1,275,652    1.55%     0.75%      3.91%
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares         47,786  14.71    702,950    0.00%     0.90%      0.00%
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares         54,321  13.20    717,065    0.00%     0.75%      0.15%
1   Fidelity VIP Asset Manager Portfolio - Initial Class               61,429  19.32  1,186,888    2.62%     0.90%      3.11%
6   Fidelity VIP Asset Manager Portfolio - Initial Class               25,200  10.85    273,392    2.62%     0.75%      3.27%
1   Fidelity VIP Contrafund Portfolio - Initial Class                  68,012  19.48  1,324,675    0.26%     0.90%     15.89%
5   Fidelity VIP Contrafund Portfolio - Initial Class                  59,189  16.96  1,003,673    0.24%     0.65%     16.18%
6   Fidelity VIP Contrafund Portfolio - Initial Class                  73,798  13.47    994,399    0.26%     0.75%     16.07%
1   Fidelity VIP Growth Portfolio - Initial Class                     172,888  20.20  3,491,592    0.49%     0.90%      4.85%
6   Fidelity VIP Growth Portfolio - Initial Class                      63,347   7.99    506,155    0.49%     0.75%      5.01%
1   Fidelity VIP High Income Portfolio - Initial Class                 33,503  13.02    436,230   14.50%     0.90%      1.78%
6   Fidelity VIP High Income Portfolio - Initial Class                 15,430  12.46    192,281   14.50%     0.75%      1.94%
5   Fidelity VIP Index 500 Portfolio - Initial Class                   35,915  14.59    523,892    1.75%     0.65%      4.15%


                                  VA II - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       42,951 $17.13 $  735,748    3.64%     0.90%      1.28%
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       23,806  12.92    307,477    3.64%     0.75%      1.43%
1   Fidelity VIP Money Market Portfolio - Initial Class                69,085  13.75    949,958    3.00%     0.90%      2.11%
6   Fidelity VIP Money Market Portfolio - Initial Class               122,486  10.74  1,315,424    3.00%     0.75%      2.26%
1   Fidelity VIP Overseas Portfolio - Initial Class                    41,844  18.39    769,330    0.56%     0.90%     17.98%
5   Franklin Templeton - Templeton Foreign Securities Fund - Class 2   13,820  12.33    170,399    2.18%     0.65%      9.46%
6   Franklin Templeton - Templeton Global Asset Allocation Fund -
    Class 1                                                            24,226  13.30    322,152    4.08%     0.75%      3.08%
6   JPMorgan Bond Portfolio                                            11,402  12.42    141,611    3.06%     0.75%      2.04%
6   JPMorgan U.S. Large Cap Core Equity Portfolio                       8,216   8.86     72,811    1.22%     0.75%      0.60%
5   Mercury Basic Value V.I. Fund - Class I *                           9,744  13.06    127,221    2.72%     0.65%      2.27%
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I     12,080  11.51    139,100    4.24%     0.75%      0.69%
6   Neuberger Berman AMT Partners Portfolio - Class I                  29,089  13.48    392,111    0.91%     0.75%     17.17%
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares         50,580  11.04    558,208    0.94%     0.75%     13.46%
6   Oppenheimer Main Street Fund/VA - Non-Service Shares               61,078  10.07    614,847    1.31%     0.75%      5.19%
5   PIMCO VIT Real Return Portfolio - Administrative Class             18,866  10.90    205,636    2.75%     0.65%      1.43%
5   PIMCO VIT Total Return Portfolio - Administrative Class            12,086  10.46    126,376    5.94%     0.65%      1.79%
4   SunAmerica - Aggressive Growth Portfolio - Class 1                163,083  10.87  1,772,880    0.00%     0.75%      7.93%
6   SunAmerica - Aggressive Growth Portfolio - Class 1                 41,134   8.30    341,525    0.00%     0.75%      7.93%
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1              128,344   9.23  1,184,569    2.61%     0.75%      1.14%
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1               46,653   8.81    411,112    2.61%     0.75%      1.14%
4   SunAmerica Alliance Growth Portfolio                              397,728   8.76  3,485,767    0.39%     0.75%     15.76%
6   SunAmerica Alliance Growth Portfolio                               59,119   8.66    512,142    0.39%     0.75%     15.76%
4   SunAmerica Blue Chip Growth Portfolio                              19,172   6.12    117,354    0.56%     0.75%      1.78%
4   SunAmerica Cash Management Portfolio                              289,382  11.36  3,286,709    0.93%     0.75%      2.02%
4   SunAmerica Corporate Bond Portfolio                                23,192  14.24    330,149    4.26%     0.75%      1.15%
4   SunAmerica Davis Venture Value Portfolio                          163,491  20.10  3,285,939    1.04%     0.75%      9.79%
4   SunAmerica "Dogs" of Wall Street Portfolio                         40,246  11.29    454,414    2.63%     0.75%     -3.46%
4   SunAmerica Emerging Markets Portfolio                              56,485  19.05  1,076,323    0.32%     0.75%     36.19%
4   SunAmerica Federated American Leaders Portfolio                    35,026  10.87    380,765    1.59%     0.75%      3.89%
4   SunAmerica Global Bond Portfolio                                   20,393  13.11    267,396    3.19%     0.75%      3.81%
6   SunAmerica Global Bond Portfolio                                   22,810  12.01    273,842    3.19%     0.75%      3.81%
4   SunAmerica Global Equities Portfolio                               63,647   9.61    611,629    0.25%     0.75%     14.93%
4   SunAmerica Goldman Sachs Research Portfolio                         3,918   6.94     27,192    0.51%     0.75%      2.83%
4   SunAmerica Growth Opportunities Portfolio                          18,327   4.90     89,792    0.00%     0.75%      6.85%
4   SunAmerica Growth-Income Portfolio                                164,983  10.20  1,682,909    0.55%     0.75%      6.40%
6   SunAmerica Growth-Income Portfolio                                104,979   9.46    993,272    0.55%     0.75%      6.40%
4   SunAmerica High-Yield Bond Portfolio                               15,408  13.29    204,746   10.94%     0.75%      8.06%
4   SunAmerica International Diversified Equities Portfolio            78,996   8.91    704,110    1.56%     0.75%     12.93%
4   SunAmerica International Growth and Income Portfolio               90,664  12.33  1,117,603    0.90%     0.75%     13.44%
6   SunAmerica Marsico Growth Portfolio                                52,573  11.86    623,339    0.00%     0.75%      9.89%
4   SunAmerica MFS Massachusetts Investors Trust Portfolio             66,135   9.66    638,547    0.82%     0.75%      6.92%
4   SunAmerica MFS Mid-Cap Growth Portfolio                           172,631  10.28  1,775,161    0.00%     0.75%      2.42%
6   SunAmerica MFS Mid-Cap Growth Portfolio                           134,553   6.23    838,412    0.00%     0.75%      2.42%
4   SunAmerica MFS Total Return Portfolio                              86,527  14.24  1,232,316    2.27%     0.75%      2.28%
4   SunAmerica Putnam Growth: Voyager Portfolio                       143,087   7.51  1,074,314    0.62%     0.75%      5.28%
4   SunAmerica Real Estate Portfolio                                   35,363  25.24    892,461    1.86%     0.75%     12.45%
4   SunAmerica Technology Portfolio                                    45,299   2.47    112,030    0.00%     0.75%     -0.95%
4   SunAmerica Telecom Utility Portfolio                               19,323   8.37    161,825    4.76%     0.75%      5.73%
4   SunAmerica Worldwide High Income Portfolio                          7,746  14.59    112,975    9.03%     0.75%      6.51%
5   UIF Core Plus Fixed Income Portfolio - Class I                     17,755  11.52    204,470    3.73%     0.65%      3.54%


                                  VA II - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                            Investment Expense Total
                                                          Unit                Income    Ratio  Return
Sub-accounts                                       Units  Value  Net Assets Ratio (a)    (b)    (c)
------------                                       ------ ------ ---------- ---------- ------- ------
5   UIF Money Market Portfolio - Class I           11,675 $10.22  $119,312     2.73%    0.65%   2.00%
5   UIF U.S. Mid Cap Value Portfolio - Class I     34,198  17.63   602,810     0.32%    0.65%  11.58%
5   VALIC Company I - International Equities Fund   8,472  15.89   134,650     2.76%    0.65%  16.23%
5   VALIC Company I - Small Cap Index Fund         28,085  14.78   414,984     0.92%    0.65%   3.59%
1   Van Eck Worldwide Emerging Markets Fund        25,468  16.20   412,635     0.67%    0.90%  30.82%
1   Van Eck Worldwide Hard Assets Fund             14,006  23.36   327,222     0.29%    0.90%  50.32%
5   Vanguard VIF Total Bond Market Index Portfolio 12,162  10.41   126,559     6.67%    0.65%   1.74%

                                  VA II - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
1   AIM V.I. Capital Appreciation Fund - Series I                      41,856 $11.13 $  465,833    0.00%     0.90%      5.67%
6   AIM V.I. Capital Appreciation Fund - Series I                      22,503   7.60    171,092    0.00%     0.75%      5.83%
1   AIM V.I. International Growth Fund - Series I                      50,235  12.91    648,573    0.64%     0.90%     22.89%
6   AIM V.I. International Growth Fund - Series I                      22,104  10.27    226,907    0.64%     0.75%     23.08%
1   AllianceBernstein Global Bond Portfolio - Class A                   4,488  14.53     65,216    6.19%     0.90%      8.65%
2   AllianceBernstein Global Dollar Government Portfolio - Class A         17  19.44        326    7.01%     0.90%      9.13%
3   AllianceBernstein Growth and Income Portfolio - Class A           105,864  28.51  3,018,341    0.89%     0.90%     10.46%
5   AllianceBernstein Growth and Income Portfolio - Class A            44,824  14.58    653,664    0.95%     0.65%     10.74%
3   AllianceBernstein Growth Portfolio - Class A                      162,219  20.08  3,258,112    0.00%     0.90%     13.71%
2   AllianceBernstein Money Market Portfolio - Class A                  3,284  11.75     38,591    0.65%     0.90%     -0.18%
1   AllianceBernstein Premier Growth Portfolio - Class A               53,387  12.15    648,589    0.00%     0.90%      7.65%
2   AllianceBernstein Premier Growth Portfolio - Class A                1,410  12.46     17,575    0.00%     0.90%      7.65%
5   AllianceBernstein Premier Growth Portfolio - Class A               23,746  12.88    305,936    0.00%     0.65%      7.92%
6   AllianceBernstein Premier Growth Portfolio - Class A               57,618   7.14    411,292    0.00%     0.75%      7.81%
2   AllianceBernstein Real Estate Investment Portfolio - Class A          196  19.92      3,902    2.24%     0.90%     34.41%
6   AllianceBernstein Real Estate Investment Portfolio - Class A       24,007  20.73    497,595    2.16%     0.75%     34.61%
1   AllianceBernstein Small Cap Growth Portfolio - Class A *           47,191  11.99    565,796    0.00%     0.90%     13.53%
2   AllianceBernstein Small Cap Growth Portfolio - Class A *            1,157   9.68     11,199    0.00%     0.90%     13.53%
3   AllianceBernstein Technology Portfolio - Class A                   91,589  15.18  1,390,617    0.00%     0.90%      4.51%
6   AllianceBernstein Technology Portfolio - Class A                   50,957   6.14    312,944    0.00%     0.75%      4.67%
1   AllianceBernstein Total Return Portfolio - Class A                 24,441  11.95    292,103    2.47%     0.90%      8.10%
2   AllianceBernstein Total Return Portfolio - Class A                    356  16.42      5,848    2.19%     0.90%      8.10%
2   AllianceBernstein U.S. Government/High Grade Securities
    Portfolio - Class A                                                    47  14.31        672    2.88%     0.90%      2.84%
2   AllianceBernstein Utility Income Portfolio - Class A                   38  16.41        624    2.13%     0.90%     23.21%
6   AllianceBernstein Utility Income Portfolio - Class A               22,189   9.01    199,908    1.94%     0.75%     23.40%
6   American Century VP Capital Appreciation Fund - Class I            11,254   7.28     81,959    0.00%     0.75%      6.78%
6   American Century VP Income & Growth Fund - Class I                 21,832  10.25    223,717    1.23%     0.75%     12.15%
5   American Century VP International Fund - Class I                   19,319  13.49    260,619    0.51%     0.65%     14.18%
4   Anchor Series Trust Asset Allocation Portfolio - Class 1           31,037  12.30    381,745    2.79%     0.75%      9.51%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1      240,227  12.22  2,934,964    0.00%     0.75%      8.30%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1       83,646   9.03    755,154    0.00%     0.75%      8.30%
4   Anchor Series Trust Government and Quality Bond Portfolio -
    Class 1                                                            68,089  13.40    912,051    4.68%     0.75%      2.64%
4   Anchor Series Trust Growth Portfolio - Class 1                    114,459  10.87  1,244,228    0.57%     0.75%     10.03%
6   Anchor Series Trust Growth Portfolio - Class 1                     45,562   9.31    424,393    0.57%     0.75%     10.03%
4   Anchor Series Trust Natural Resources Portfolio - Class 1          14,263  25.11    358,142    0.77%     0.75%     24.11%
6   Anchor Series Trust Natural Resources Portfolio - Class 1          16,443  19.89    327,059    0.77%     0.75%     24.11%
1   Dreyfus Stock Index Fund, Inc. - Initial shares                   200,562  22.19  4,450,084    1.78%     0.90%      9.65%
6   Dreyfus Stock Index Fund, Inc. - Initial shares                   218,882   9.21  2,015,453    1.81%     0.75%      9.81%
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares         47,249  14.71    695,019    0.00%     0.90%     17.46%
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares         53,922  13.18    710,706    0.00%     0.75%     17.63%
1   Fidelity VIP Asset Manager Portfolio - Initial Class               64,555  18.74  1,209,626    2.76%     0.90%      4.52%
6   Fidelity VIP Asset Manager Portfolio - Initial Class               25,774  10.51    270,766    2.76%     0.75%      4.68%
1   Fidelity VIP Contrafund Portfolio - Initial Class                  62,149  16.81  1,044,492    0.32%     0.90%     14.44%
5   Fidelity VIP Contrafund Portfolio - Initial Class                  43,335  14.60    632,487    0.31%     0.65%     14.73%
6   Fidelity VIP Contrafund Portfolio - Initial Class                  64,467  11.61    748,429    0.32%     0.75%     14.61%
1   Fidelity VIP Growth Portfolio - Initial Class                     192,660  19.26  3,710,779    0.26%     0.90%      2.45%
6   Fidelity VIP Growth Portfolio - Initial Class                      62,017   7.61    471,880    0.26%     0.75%      2.61%
1   Fidelity VIP High Income Portfolio - Initial Class                 35,723  12.79    456,984    7.92%     0.90%      8.61%
6   Fidelity VIP High Income Portfolio - Initial Class                 14,920  12.22    182,394    7.92%     0.75%      8.77%
5   Fidelity VIP Index 500 Portfolio - Initial Class                   37,848  14.01    530,116    0.50%     0.65%      9.90%

                                  VA II - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       42,968 $16.91 $  726,746    4.12%     0.90%      3.52%
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       25,535  12.73    325,156    4.12%     0.75%      3.67%
1   Fidelity VIP Money Market Portfolio - Initial Class                82,173  13.47  1,106,569    1.16%     0.90%      0.30%
6   Fidelity VIP Money Market Portfolio - Initial Class               151,825  10.50  1,594,410    1.16%     0.75%      0.45%
1   Fidelity VIP Overseas Portfolio - Initial Class                    34,619  15.58    539,482    1.14%     0.90%     12.62%
6   Franklin Templeton - Templeton Global Asset Allocation Fund -
    Class 1                                                            16,693  12.90    215,348    2.40%     0.75%     15.07%
6   JPMorgan Bond Portfolio                                             9,210  12.17    112,100    3.61%     0.75%      3.51%
6   JPMorgan U.S. Large Cap Core Equity Portfolio                       7,906   8.81     69,650    0.75%     0.75%      8.67%
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I      4,465  11.44     51,059    3.96%     0.75%      0.03%
6   Neuberger Berman AMT Partners Portfolio - Class I                  41,058  11.50    472,365    0.01%     0.75%     18.09%
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares         49,208   9.73    478,659    1.10%     0.75%     18.27%
6   Oppenheimer Main Street Fund/VA - Non-Service Shares               61,865   9.57    592,065    0.77%     0.75%      8.64%
5   PIMCO VIT Real Return Portfolio - Administrative Class             19,465  10.75    209,172    0.80%     0.65%      8.21%
4   SunAmerica - Aggressive Growth Portfolio - Class 1                160,593  10.07  1,617,590    0.00%     0.75%     15.91%
6   SunAmerica - Aggressive Growth Portfolio - Class 1                 45,332   7.69    348,732    0.00%     0.75%     15.91%
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1              108,914   9.13    993,938    1.59%     0.75%      5.98%
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1               43,928   8.71    382,752    1.59%     0.75%      5.98%
4   SunAmerica Alliance Growth Portfolio                              390,025   7.57  2,953,003    0.31%     0.75%      7.14%
6   SunAmerica Alliance Growth Portfolio                               57,602   7.48    431,077    0.31%     0.75%      7.14%
4   SunAmerica Blue Chip Growth Portfolio                              17,867   6.01    107,454    0.15%     0.75%      4.45%
4   SunAmerica Cash Management Portfolio                              242,292  11.13  2,697,266    0.75%     0.75%      0.06%
4   SunAmerica Corporate Bond Portfolio                                32,652  14.07    459,531    5.05%     0.75%      6.02%
4   SunAmerica Davis Venture Value Portfolio                          160,654  18.31  2,941,081    0.87%     0.75%     12.67%
4   SunAmerica "Dogs" of Wall Street Portfolio                         34,469  11.70    403,134    2.88%     0.75%      8.81%
4   SunAmerica Emerging Markets Portfolio                              60,706  13.99    849,391    1.05%     0.75%     23.58%
4   SunAmerica Federated American Leaders Portfolio                    33,869  10.46    354,376    1.46%     0.75%      9.07%
4   SunAmerica Global Bond Portfolio                                   19,244  12.63    243,074    0.00%     0.75%      3.19%
6   SunAmerica Global Bond Portfolio                                   31,498  11.56    364,263    0.00%     0.75%      3.19%
4   SunAmerica Global Equities Portfolio                               68,813   8.36    575,380    0.30%     0.75%     11.03%
4   SunAmerica Goldman Sachs Research Portfolio                         3,393   6.75     22,902    0.00%     0.75%     12.17%
4   SunAmerica Growth Opportunities Portfolio                          23,157   4.59    106,181    0.00%     0.75%      5.38%
4   SunAmerica Growth-Income Portfolio                                171,459   9.59  1,643,701    0.67%     0.75%     10.70%
6   SunAmerica Growth-Income Portfolio                                 99,403   8.89    883,906    0.67%     0.75%     10.70%
4   SunAmerica High-Yield Bond Portfolio                               15,311  12.30    188,281    9.05%     0.75%     16.59%
4   SunAmerica International Diversified Equities Portfolio            72,363   7.89    571,130    2.50%     0.75%     15.62%
4   SunAmerica International Growth and Income Portfolio               87,556  10.87    951,467    1.09%     0.75%     19.96%
6   SunAmerica Marsico Growth Portfolio                                47,598  10.79    513,561    0.00%     0.75%     10.42%
4   SunAmerica MFS Massachusetts Investors Trust Portfolio             64,741   9.03    584,621    0.77%     0.75%     11.03%
4   SunAmerica MFS Mid-Cap Growth Portfolio                           173,339  10.04  1,740,354    0.00%     0.75%     13.24%
6   SunAmerica MFS Mid-Cap Growth Portfolio                           137,155   6.08    834,453    0.00%     0.75%     13.24%
4   SunAmerica MFS Total Return Portfolio                              80,196  13.92  1,116,698    0.18%     0.75%     10.47%
4   SunAmerica Putnam Growth: Voyager Portfolio                       139,411   7.13    994,236    0.13%     0.75%      4.22%
4   SunAmerica Real Estate Portfolio                                   40,451  22.44    907,836    2.99%     0.75%     33.56%
4   SunAmerica Technology Portfolio                                    51,596   2.50    128,826    0.00%     0.75%     -3.25%
4   SunAmerica Telecom Utility Portfolio                               14,903   7.92    118,043    5.15%     0.75%     15.90%
4   SunAmerica Worldwide High Income Portfolio                          5,483  13.69     75,085    6.38%     0.75%      8.60%
5   UIF Core Plus Fixed Income Portfolio - Class I                     15,783  11.12    175,541    3.34%     0.65%      3.69%
5   UIF Money Market Portfolio - Class I                               10,506  10.02    105,254    1.20%     0.65%      0.13%
5   UIF U.S. Mid Cap Value Portfolio - Class I                         30,208  15.80    477,207    0.02%     0.65%     13.85%
5   VALIC Company I - Small Cap Index Fund                             29,120  14.26    415,340    0.39%     0.65%     17.13%

                                  VA II - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Sub-accounts                                                          Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------ ------ ---------- ---------- --------- ----------
1   Van Eck Worldwide Emerging Markets Fund                           21,202 $12.39  $262,592     0.50%     0.90%     24.76%
1   Van Eck Worldwide Hard Assets Fund                                11,058  15.54   171,863     0.28%     0.90%     22.87%

                                  VA II - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2003 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Sub-accounts                                                        Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                       ------- ------ ---------- ---------- --------- ----------
1   AIM V.I. Capital Appreciation Fund - Series I                   43,496 $10.53 $  458,103    0.00%     0.90%     28.36%
6   AIM V.I. Capital Appreciation Fund - Series I                   22,264   7.18    159,954    0.00%     0.75%     28.55%
1   AIM V.I. International Growth Fund - Series I                   51,767  10.51    543,841    0.51%     0.90%     27.91%
6   AIM V.I. International Growth Fund - Series I                   20,002   8.34    166,825    0.51%     0.75%     28.10%
1   AllianceBernstein Global Bond Portfolio - Class A                3,943  13.38     52,741    5.54%     0.90%     12.25%
2   AllianceBernstein Global Dollar Government Portfolio - Class A      17  17.81        310    5.48%     0.90%     32.21%
3   AllianceBernstein Growth and Income Portfolio - Class A        107,327  25.81  2,770,192    1.09%     0.90%     31.32%
5   AllianceBernstein Growth and Income Portfolio - Class A         26,100  13.17    343,697    1.24%     0.65%     31.65%
3   AllianceBernstein Growth Portfolio - Class A                   162,871  17.66  2,876,910    0.00%     0.90%     33.85%
2   AllianceBernstein Money Market Portfolio - Class A               5,082  11.77     59,832    0.64%     0.90%     -0.37%
1   AllianceBernstein Premier Growth Portfolio - Class A            53,018  11.29    598,364    0.00%     0.90%     22.56%
2   AllianceBernstein Premier Growth Portfolio - Class A             1,312  11.58     15,194    0.00%     0.90%     22.56%
5   AllianceBernstein Premier Growth Portfolio - Class A            15,913  11.94    189,978    0.00%     0.65%     22.87%
6   AllianceBernstein Premier Growth Portfolio - Class A            55,231   6.62    365,701    0.00%     0.75%     22.74%
2   AllianceBernstein Real Estate Investment Portfolio - Class A       220  14.82      3,264    3.00%     0.90%     38.05%
6   AllianceBernstein Real Estate Investment Portfolio - Class A    23,393  15.40    360,192    2.68%     0.75%     38.26%
1   AllianceBernstein Small Cap Growth Portfolio - Class A          44,087  10.56    465,600    0.00%     0.90%     47.57%
2   AllianceBernstein Small Cap Growth Portfolio - Class A             991   8.52      8,450    0.00%     0.90%     47.57%
3   AllianceBernstein Technology Portfolio - Class A                92,412  14.53  1,342,541    0.00%     0.90%     42.79%
6   AllianceBernstein Technology Portfolio - Class A                46,848   5.87    274,882    0.00%     0.75%     43.01%
1   AllianceBernstein Total Return Portfolio - Class A              32,443  11.06    358,692    2.80%     0.90%     17.99%
2   AllianceBernstein Total Return Portfolio - Class A                 406  15.19      6,168    2.98%     0.90%     17.99%
2   AllianceBernstein U.S. Government/High Grade Securities
    Portfolio - Class A                                                 54  13.92        751    3.36%     0.90%      2.95%
2   AllianceBernstein Utility Income Portfolio - Class A                44  13.32        582    3.56%     0.90%     18.81%
6   AllianceBernstein Utility Income Portfolio - Class A            23,321   7.30    170,267    3.12%     0.75%     18.99%
6   American Century VP Capital Appreciation Fund - Class I          9,897   6.82     67,499    0.00%     0.75%     19.57%
6   American Century VP Income & Growth Fund - Class I              17,636   9.14    161,141    1.15%     0.75%     28.39%
5   American Century VP International Fund - Class I                14,064  11.82    166,167    0.45%     0.65%     23.70%
4   Anchor Series Trust Asset Allocation Portfolio - Class 1        27,632  11.23    310,356    0.00%     0.75%      4.12%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1   205,786  11.28  2,321,583    0.00%     0.75%     31.26%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1    75,669   8.34    630,806    0.00%     0.75%     31.26%
4   Anchor Series Trust Government and Quality Bond Portfolio -
    Class 1                                                         67,051  13.05    875,095    4.56%     0.75%      1.75%
4   Anchor Series Trust Growth Portfolio - Class 1                 110,933   9.88  1,096,020    0.52%     0.75%     28.95%
6   Anchor Series Trust Growth Portfolio - Class 1                  41,991   8.47    355,492    0.52%     0.75%     28.95%
4   Anchor Series Trust Natural Resources Portfolio - Class 1        9,889  20.23    200,082    0.67%     0.75%     46.61%
6   Anchor Series Trust Natural Resources Portfolio - Class 1       15,086  16.03    241,783    0.67%     0.75%     46.61%
1   Dreyfus Stock Index Fund, Inc. - Initial shares                202,463  20.24  4,096,944    1.48%     0.90%     27.21%
6   Dreyfus Stock Index Fund, Inc. - Initial shares                252,286   8.39  2,115,430    1.50%     0.75%     27.41%
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares      42,017  12.52    526,202    0.11%     0.90%     41.66%
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares      47,913  11.20    536,839    0.10%     0.75%     41.87%
1   Fidelity VIP Asset Manager Portfolio - Initial Class            71,997  17.93  1,290,678    3.62%     0.90%     16.92%
6   Fidelity VIP Asset Manager Portfolio - Initial Class            22,984  10.04    230,661    3.62%     0.75%     17.09%
1   Fidelity VIP Contrafund Portfolio - Initial Class               62,539  14.69    918,399    0.43%     0.90%     27.31%
5   Fidelity VIP Contrafund Portfolio - Initial Class               25,803  12.72    328,255    0.24%     0.65%     27.63%
6   Fidelity VIP Contrafund Portfolio - Initial Class               58,414  10.13    591,692    0.43%     0.75%     27.50%
1   Fidelity VIP Growth Portfolio - Initial Class                  197,408  18.80  3,711,243    0.26%     0.90%     31.66%
6   Fidelity VIP Growth Portfolio - Initial Class                   54,791   7.42    406,310    0.26%     0.75%     31.86%
1   Fidelity VIP High Income Portfolio - Initial Class              35,025  11.78    412,529    6.38%     0.90%     26.13%
6   Fidelity VIP High Income Portfolio - Initial Class              14,996  11.24    168,536    6.38%     0.75%     26.31%
5   Fidelity VIP Index 500 Portfolio - Initial Class                11,032  12.74    140,601    0.69%     0.65%     27.58%

                                  VA II - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2003 are as follows:

                                                                                            Investment
                                                                          Unit                Income    Expense    Total
Sub-accounts                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                      ------- ------ ---------- ---------- --------- ----------
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   49,509 $16.34 $  808,916    3.82%     0.90%      4.26%
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   22,767  12.28    279,633    3.82%     0.75%      4.42%
1   Fidelity VIP Money Market Portfolio - Initial Class            94,324  13.43  1,266,366    1.01%     0.90%      0.09%
6   Fidelity VIP Money Market Portfolio - Initial Class           149,723  10.45  1,565,248    1.01%     0.75%      0.24%
1   Fidelity VIP Overseas Portfolio - Initial Class                37,864  13.84    523,940    0.76%     0.90%     42.09%
6   Franklin Templeton - Templeton Global Asset Allocation Fund -
    Class 1                                                        14,529  11.21    162,887    2.58%     0.75%     31.32%
6   JPMorgan Bond Portfolio                                        13,058  11.76    153,532    2.94%     0.75%      2.94%
6   JPMorgan U.S. Large Cap Core Equity Portfolio                   7,864   8.11     63,757    0.68%     0.75%     27.18%
6   Neuberger Berman AMT Limited Maturity Bond Portfolio -
    Class I                                                         3,923  11.43     44,847    4.41%     0.75%      1.66%
6   Neuberger Berman AMT Partners Portfolio - Class I              53,244   9.74    518,738    0.00%     0.75%     34.08%
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares     42,692   8.22    351,112    0.63%     0.75%     41.95%
6   Oppenheimer Main Street Fund/VA - Non-Service Shares           59,243   8.81    521,876    0.89%     0.75%     25.77%
4   SunAmerica - Aggressive Growth Portfolio - Class 1            153,030   8.69  1,329,798    0.00%     0.75%     27.50%
6   SunAmerica - Aggressive Growth Portfolio - Class 1             43,390   6.64    287,972    0.00%     0.75%     27.50%
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1           94,528   8.61    813,988    2.32%     0.75%     14.26%
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1           45,037   8.22    370,275    2.32%     0.75%     14.26%
4   SunAmerica Alliance Growth Portfolio                          394,036   7.07  2,784,661    0.26%     0.75%     24.87%
6   SunAmerica Alliance Growth Portfolio                           55,600   6.99    388,379    0.26%     0.75%     24.87%
4   SunAmerica Asset Allocation Portfolio                              --  10.79         --    8.28%     0.75%     17.31%
4   SunAmerica Blue Chip Growth Portfolio                          13,764   5.76     79,253    0.17%     0.75%     25.07%
4   SunAmerica Cash Management Portfolio                          299,916  11.13  3,336,603    2.05%     0.75%     -0.08%
4   SunAmerica Corporate Bond Portfolio                            29,392  13.27    390,152    6.51%     0.75%     11.10%
4   SunAmerica Davis Venture Value Portfolio                      158,037  16.25  2,567,930    0.85%     0.75%     32.12%
4   SunAmerica "Dogs" of Wall Street Portfolio                     20,400  10.75    219,269    2.68%     0.75%     19.13%
4   SunAmerica Emerging Markets Portfolio                          64,917  11.32    735,010    0.00%     0.75%     51.45%
4   SunAmerica Federated American Leaders Portfolio                35,280   9.59    338,441    1.47%     0.75%     26.63%
4   SunAmerica Global Bond Portfolio                               10,538  12.24    128,988    0.00%     0.75%      2.78%
6   SunAmerica Global Bond Portfolio                               40,756  11.21    456,764    0.00%     0.75%      2.78%
4   SunAmerica Global Equities Portfolio                           67,528   7.53    508,530    0.27%     0.75%     25.58%
4   SunAmerica Goldman Sachs Research Portfolio                     3,450   6.02     20,755    0.00%     0.75%     24.29%
4   SunAmerica Growth Opportunities Portfolio                      22,067   4.35     96,016    0.00%     0.75%     33.96%
4   SunAmerica Growth-Income Portfolio                            187,230   8.66  1,621,398    1.00%     0.75%     24.70%
6   SunAmerica Growth-Income Portfolio                             92,916   8.03    746,359    1.00%     0.75%     24.70%
4   SunAmerica High-Yield Bond Portfolio                           15,887  10.55    167,576    6.50%     0.75%     30.58%
4   SunAmerica International Diversified Equities Portfolio        67,873   6.83    463,312    4.52%     0.75%     30.82%
4   SunAmerica International Growth and Income Portfolio           75,711   9.06    685,867    1.41%     0.75%     35.90%
6   SunAmerica Marsico Growth Portfolio                            50,625   9.77    494,676    0.00%     0.75%     29.25%
4   SunAmerica MFS Massachusetts Investors Trust Portfolio         72,796   8.13    592,074    0.88%     0.75%     21.57%
4   SunAmerica MFS Mid-Cap Growth Portfolio                       151,606   8.87  1,344,211    0.00%     0.75%     36.21%
6   SunAmerica MFS Mid-Cap Growth Portfolio                       131,131   5.37    704,536    0.00%     0.75%     36.21%
4   SunAmerica MFS Total Return Portfolio                          74,371  12.60    937,397    4.35%     0.75%     15.99%
4   SunAmerica Putnam Growth: Voyager Portfolio                   146,544   6.84  1,002,816    0.26%     0.75%     23.09%
4   SunAmerica Real Estate Portfolio                               30,389  16.80    510,646    2.85%     0.75%     36.96%
4   SunAmerica Technology Portfolio                                47,601   2.58    122,846    0.00%     0.75%     49.63%
4   SunAmerica Telecom Utility Portfolio                           13,863   6.83     94,740    6.31%     0.75%     17.88%
4   SunAmerica Worldwide High Income Portfolio                      5,139  12.61     64,797    9.15%     0.75%     25.00%
5   UIF Core Plus Fixed Income Portfolio - Class I                 20,564  10.73    220,579    0.04%     0.65%      3.96%
5   UIF Money Market Portfolio - Class I                           17,732  10.01    177,428    0.73%     0.65%     -0.10%
5   UIF U.S. Mid Cap Value Portfolio - Class I                     20,841  13.88    289,179    0.00%     0.65%     40.59%
1   Van Eck Worldwide Emerging Markets Fund                        22,873   9.93    227,068    0.10%     0.90%     52.81%

                                  VA II - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2003 are as follows:

                                                            Investment
                                             Unit    Net      Income    Expense    Total
Sub-accounts                           Units Value  Assets  Ratio (a)  Ratio (b) Return (c)
------------                           ----- ------ ------- ---------- --------- ----------
1   Van Eck Worldwide Hard Assets Fund 6,791 $12.65 $85,905    0.37%     0.90%     43.78%

                                  VA II - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2002 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Sub-accounts                                                        Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                       ------- ------ ---------- ---------- --------- ----------
1   AIM V.I. Capital Appreciation Fund - Series I                   42,363 $ 8.21 $  347,598    0.00%     0.90%     -25.03%
6   AIM V.I. Capital Appreciation Fund - Series I                   18,966   5.59    105,993    0.00%     0.75%     -24.92%
1   AIM V.I. International Growth Fund - Series I                   55,998   8.21    459,940    0.51%     0.90%     -16.43%
6   AIM V.I. International Growth Fund - Series I                   18,474   6.51    120,286    0.69%     0.75%     -16.30%
1   AllianceBernstein Global Bond Portfolio - Class A                3,055  11.92     36,408    0.87%     0.90%      15.87%
2   AllianceBernstein Global Dollar Government Portfolio - Class A      18  13.47        247    7.39%     0.90%      15.10%
3   AllianceBernstein Growth and Income Portfolio - Class A        120,637  19.66  2,371,167    0.63%     0.90%     -22.75%
5   AllianceBernstein Growth and Income Portfolio - Class A         16,792  10.00    167,974    0.77%     0.65%       3.80%
3   AllianceBernstein Growth Portfolio - Class A                   167,575  13.20  2,211,486    0.00%     0.90%     -28.72%
2   AllianceBernstein Money Market Portfolio - Class A              35,714  11.82    421,991    1.16%     0.90%       0.20%
1   AllianceBernstein Premier Growth Portfolio - Class A            50,347   9.21    463,621    0.00%     0.90%     -31.27%
2   AllianceBernstein Premier Growth Portfolio - Class A             1,196   9.45     11,295    0.00%     0.90%     -31.27%
5   AllianceBernstein Premier Growth Portfolio - Class A             7,738   9.72     75,186    0.00%     0.65%      -0.73%
6   AllianceBernstein Premier Growth Portfolio - Class A            44,369   5.39    239,346    0.00%     0.75%     -31.16%
2   AllianceBernstein Real Estate Investment Portfolio - Class A       248  10.74      2,664    2.60%     0.90%       1.68%
6   AllianceBernstein Real Estate Investment Portfolio - Class A    21,436  11.14    238,728    2.61%     0.75%       1.83%
1   AllianceBernstein Small Cap Growth Portfolio - Class A          40,653   7.16    290,938    0.00%     0.90%     -32.38%
2   AllianceBernstein Small Cap Growth Portfolio - Class A             773   5.78      4,465    0.00%     0.90%     -32.38%
3   AllianceBernstein Technology Portfolio - Class A               105,081  10.17  1,069,111    0.00%     0.90%     -42.23%
6   AllianceBernstein Technology Portfolio - Class A                37,810   4.10    155,134    0.00%     0.75%     -42.14%
1   AllianceBernstein Total Return Portfolio - Class A              29,733   9.37    278,610    1.98%     0.90%     -11.39%
2   AllianceBernstein Total Return Portfolio - Class A                 461  12.88      5,929    1.92%     0.90%     -11.39%
2   AllianceBernstein U.S. Government/High Grade Securities
    Portfolio - Class A                                                 61  13.52        830    3.03%     0.90%       6.82%
2   AllianceBernstein Utility Income Portfolio - Class A                50  11.21        557    1.73%     0.90%     -22.82%
6   AllianceBernstein Utility Income Portfolio - Class A            20,861   6.14    128,000    1.95%     0.75%     -22.70%
6   American Century VP Capital Appreciation Fund - Class I          8,944   5.70     51,015    0.00%     0.75%     -21.79%
6   American Century VP Income & Growth Fund - Class I              15,316   7.12    109,006    1.04%     0.75%     -19.97%
5   American Century VP International Fund - Class I                 4,414   9.55     42,164    0.36%     0.65%       3.64%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1   183,500   8.59  1,577,118    0.00%     0.75%     -23.23%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1    71,786   6.35    455,907    0.00%     0.75%     -23.23%
4   Anchor Series Trust Government and Quality Bond Portfolio -
    Class 1                                                         67,792  12.83    869,506    3.44%     0.75%       8.50%
4   Anchor Series Trust Growth Portfolio - Class 1                 112,727   7.66    863,689    0.50%     0.75%     -22.75%
6   Anchor Series Trust Growth Portfolio - Class 1                  35,054   6.57    230,132    0.00%     0.75%     -22.75%
4   Anchor Series Trust Natural Resources Portfolio - Class 1        8,900  13.80    122,810    2.12%     0.75%       7.54%
6   Anchor Series Trust Natural Resources Portfolio - Class 1       14,208  10.93    155,313    0.00%     0.75%       7.54%
1   Dreyfus Stock Index Fund, Inc. - Initial shares                210,792  15.91  3,352,978    1.32%     0.90%     -23.06%
6   Dreyfus Stock Index Fund, Inc. - Initial shares                237,120   6.58  1,560,582    1.91%     0.75%     -22.94%
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares      41,902   8.84    370,446    0.24%     0.90%     -20.43%
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares      43,146   7.90    340,758    0.26%     0.75%     -20.31%
1   Fidelity VIP Asset Manager Portfolio - Initial Class            81,090  15.33  1,243,323    3.47%     0.90%      -9.55%
6   Fidelity VIP Asset Manager Portfolio - Initial Class            19,448   8.57    166,675    4.72%     0.75%      -9.41%
1   Fidelity VIP Contrafund Portfolio - Initial Class               67,615  11.53    779,917    0.69%     0.90%     -10.16%
5   Fidelity VIP Contrafund Portfolio - Initial Class               10,378   9.97    103,446    0.34%     0.65%      -3.25%
6   Fidelity VIP Contrafund Portfolio - Initial Class               45,664   7.94    362,761    1.03%     0.75%     -10.03%
1   Fidelity VIP Growth Portfolio - Initial Class                  209,585  14.28  2,992,695    0.24%     0.90%     -30.73%
6   Fidelity VIP Growth Portfolio - Initial Class                   44,693   5.62    251,353    0.35%     0.75%     -30.63%
1   Fidelity VIP High Income Portfolio - Initial Class              26,449   9.34    246,994    9.51%     0.90%       2.52%
6   Fidelity VIP High Income Portfolio - Initial Class              14,672   8.90    130,546   12.54%     0.75%       2.67%
5   Fidelity VIP Index 500 Portfolio - Initial Class                 3,634   9.99     36,300    0.52%     0.65%      -4.29%
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class    46,297  15.67    725,516    3.13%     0.90%       9.35%

                                  VA II - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2002 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Sub-accounts                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------                                                          ------- ------ ---------- ---------- --------- ----------
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class       23,244 $11.76 $  273,408    3.81%     0.75%       9.52%
1   Fidelity VIP Money Market Portfolio - Initial Class               102,652  13.41  1,376,877    2.13%     0.90%       0.78%
6   Fidelity VIP Money Market Portfolio - Initial Class               173,706  10.43  1,811,546    1.58%     0.75%       0.93%
1   Fidelity VIP Overseas Portfolio - Initial Class                    35,759   9.74    348,253    0.83%     0.90%     -20.99%
6   Franklin Templeton - Templeton Global Asset Allocation Fund -
    Class 1                                                            12,885   8.54    109,999    1.61%     0.75%      -4.88%
6   JPMorgan Bond Portfolio                                            11,113  11.42    126,934    0.80%     0.75%       7.99%
6   JPMorgan U.S. Large Cap Core Equity Portfolio                       6,370   6.37     40,604    0.04%     0.75%     -25.19%
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I      4,088  11.25     45,970    4.95%     0.75%       4.55%
6   Neuberger Berman AMT Partners Portfolio - Class I                  45,324   7.27    329,344    0.19%     0.75%     -24.71%
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares         35,423   5.79    205,232    0.42%     0.75%     -22.72%
6   Oppenheimer Main Street Fund/VA - Non-Service Shares               54,756   7.00    383,505    0.75%     0.75%     -19.40%
4   SunAmerica - Aggressive Growth Portfolio - Class 1                144,414   6.82    984,262    0.32%     0.75%     -25.25%
6   SunAmerica - Aggressive Growth Portfolio - Class 1                 36,696   5.21    191,018    0.36%     0.75%     -25.25%
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1               96,186   7.54    724,921    2.65%     0.75%     -15.83%
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1               41,903   7.20    301,525    3.33%     0.75%     -15.83%
4   SunAmerica Alliance Growth Portfolio                              380,385   5.66  2,152,727    0.27%     0.75%     -31.80%
6   SunAmerica Alliance Growth Portfolio                               53,050   5.59    296,754    0.35%     0.75%     -31.80%
4   SunAmerica Asset Allocation Portfolio                              26,488   9.20    243,565    3.73%     0.75%      -8.21%
4   SunAmerica Blue Chip Growth Portfolio                              10,855   4.60     49,973    0.42%     0.75%     -29.82%
4   SunAmerica Cash Management Portfolio                              420,526  11.13  4,682,060    3.04%     0.75%       0.63%
4   SunAmerica Corporate Bond Portfolio                                24,008  11.95    286,825    8.41%     0.75%       6.62%
4   SunAmerica Davis Venture Value Portfolio                          150,193  12.30  1,847,103    0.67%     0.75%     -17.38%
4   SunAmerica "Dogs" of Wall Street Portfolio                         18,944   9.02    170,928    2.02%     0.75%      -7.25%
4   SunAmerica Emerging Markets Portfolio                              63,372   7.48    473,759    0.29%     0.75%      -7.79%
4   SunAmerica Federated American Leaders Portfolio                    41,560   7.58    314,853    1.10%     0.75%     -20.37%
4   SunAmerica Global Bond Portfolio                                    8,497  11.91    101,188    1.84%     0.75%       5.13%
6   SunAmerica Global Bond Portfolio                                   41,605  10.90    453,655    1.84%     0.75%       5.13%
4   SunAmerica Global Equities Portfolio                               64,812   6.00    388,640    0.00%     0.75%     -27.36%
4   SunAmerica Goldman Sachs Research Portfolio                         3,262   4.84     15,792    0.00%     0.75%     -28.58%
4   SunAmerica Growth Opportunities Portfolio                          10,666   3.25     34,643    0.00%     0.75%     -40.26%
4   SunAmerica Growth-Income Portfolio                                172,246   6.94  1,196,151    0.88%     0.75%     -21.74%
6   SunAmerica Growth-Income Portfolio                                 78,957   6.44    508,595    1.12%     0.75%     -21.74%
4   SunAmerica High-Yield Bond Portfolio                               15,217   8.08    122,913   17.32%     0.75%      -6.55%
4   SunAmerica International Diversified Equities Portfolio            63,224   5.22    329,911    0.00%     0.75%     -28.98%
4   SunAmerica International Growth and Income Portfolio               70,189   6.67    467,872    0.57%     0.75%     -21.49%
6   SunAmerica Marsico Growth Portfolio                                46,470   7.56    351,326    0.01%     0.75%     -11.91%
4   SunAmerica MFS Massachusetts Investors Trust Portfolio             69,772   6.69    466,789    0.88%     0.75%     -21.61%
4   SunAmerica MFS Mid-Cap Growth Portfolio                           127,125   6.51    827,513    0.00%     0.75%     -47.56%
6   SunAmerica MFS Mid-Cap Growth Portfolio                           105,224   3.94    415,054    0.00%     0.75%     -47.56%
4   SunAmerica MFS Total Return Portfolio                              69,206  10.87    752,048    2.09%     0.75%      -5.55%
4   SunAmerica Putnam Growth: Voyager Portfolio                       144,219   5.56    801,766    0.18%     0.75%     -26.99%
4   SunAmerica Real Estate Portfolio                                   24,254  12.27    297,563    3.13%     0.75%       5.43%
4   SunAmerica Technology Portfolio                                    19,432   1.72     33,516    0.00%     0.75%     -49.73%
4   SunAmerica Telecom Utility Portfolio                               12,767   5.80     74,017    9.89%     0.75%     -24.31%
4   SunAmerica Worldwide High Income Portfolio                          4,439  10.09     44,775   14.06%     0.75%      -1.14%
5   UIF Core Plus Fixed Income Portfolio - Class I                      7,002  10.32     72,244    5.81%     0.65%      -2.26%
5   UIF Money Market Portfolio - Class I                                7,303  10.02     73,142    0.64%     0.65%      -2.10%
5   UIF U.S. Mid Cap Value Portfolio - Class I                         10,527   9.87    103,895    0.00%     0.65%       3.28%
1   Van Eck Worldwide Emerging Markets Fund                            21,113   6.50    137,157    0.18%     0.90%      -3.77%
1   Van Eck Worldwide Hard Assets Fund                                  6,315   8.80     55,560    0.84%     0.90%      -3.70%

--------

                                  VA II - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

Footnotes

1   Variable Universal Life Policy product.
2   Gallery Life product.
3   Variable Universal Life Policy product or Gallery Life product.
4   Polaris product or Polaris Survivorship product.
5   Executive Advantage product.
6   Gemstone Life product.
(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.
(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.
*   Fund name changes

    2004

    . Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

    2005

    . Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

    . Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A changed its name to AllianceBernstein Large Cap Growth Portfolio
       - Class A.

    . Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.

    2006

    . Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio
       - Class A.

    . Effective October 2, 2006, Mercury funds changed their names to Black Rock funds.

                                  VA II - 55

                          AIG LIFE INSURANCE COMPANY
                   (an indirect, wholly-owned subsidiary of
                      American International Group, Inc.)



                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders' and Board of Directors of AIG Life Insurance Company:

In our opinion, the accompanying balance sheet as of December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

Houston, Texas
April 27, 2007

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                                (in thousands)

                                               December 31, December 31,
                                                   2006         2005
                                               ------------ ------------
Assets

Investments:
   Fixed maturities available for sale, at
     fair value (cost: 2006 - $6,935,990;
     2005 - $8,410,382)                        $ 7,219,295  $ 8,826,072
   Equity securities available for sale, at
     fair value (cost: 2006 - $5,894; 2005 -
     $24,094)                                        6,847       27,434
   Mortgage loans on real estate                   521,781      514,343
   Policy loans                                    189,739      201,568
   Derivative assets, at fair value                 27,945       35,561
   Investment real estate                           21,067       16,282
   Other invested assets                            51,232       20,702
   Short-term investments                           54,316       31,463
   Security lending collateral                   1,763,624    1,666,201
                                               -----------  -----------
   Total investments                             9,855,846   11,339,626

Cash                                                   176        9,556
Investment income due and accrued                   99,165      123,194
Reinsurance assets                                 126,374      136,369
Deferred acquisition costs                         205,679      244,233
Premium and insurance balances receivable           28,564       34,626
Amounts due from related parties                     9,305        4,431
Other assets                                        12,067        6,112
Assets held in separate accounts                 3,132,390    3,123,472
                                               -----------  -----------
   Total assets                                $13,469,566  $15,021,619
                                               ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
Liabilities

   Policyholders' contract deposits                   $ 4,667,995  $ 6,170,747
   Future policy benefits for life and accident
     and health insurance contracts                     2,427,846    2,393,263
   Reserve for unearned premiums                           26,301       28,401
   Policy and contract claims                             125,700      135,671
   Income taxes payable                                    65,678      145,849
   Derivative liabilities, at fair value                   16,091       10,429
   Amounts due to related parties                          89,491       71,897
   Other liabilities                                       43,618       22,709
   Liabilities related to separate accounts             3,132,390    3,123,472
   Security lending payable                             1,763,624    1,666,201
                                                      -----------  -----------
       Total liabilities                               12,358,734   13,768,639
                                                      -----------  -----------
Shareholders' equity

   Series A preferred stock, $100,000 par value;
     0 and 1,000 shares authorized, issued and
     outstanding, respectively                                 --      100,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding             4,884        4,884
   Additional paid-in capital                             302,283      302,283
   Accumulated other comprehensive income                 181,441      253,676
   Retained earnings                                      622,224      592,137
                                                      -----------  -----------
       Total shareholders' equity                       1,110,832    1,252,980
                                                      -----------  -----------
Total liabilities and shareholders' equity            $13,469,566  $15,021,619
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                (in thousands)

                                                  Years ended December 31,
                                              --------------------------------
                                                2006       2005        2004
                                              --------  ----------  ----------
Revenues:
   Premiums and other considerations          $351,004  $  295,021  $  306,411
   Net investment income                       588,971     730,341     692,324
   Realized capital gains (losses)             (20,797)     (9,270)     22,430
                                              --------  ----------  ----------
       Total revenues                          919,178   1,016,092   1,021,165
                                              --------  ----------  ----------
Benefits and expenses:
  Policyholder benefits                        401,940     419,658     413,101
  Interest credited on policyholder
   contract deposits                           271,267     278,748     306,867
  Insurance acquisition and other
   operating expenses                          133,513     117,373     126,492
                                              --------  ----------  ----------
       Total benefits and expenses             806,720     815,779     846,460
                                              --------  ----------  ----------
Income before income taxes                     112,458     200,313     174,705
                                              --------  ----------  ----------
Income taxes:
   Current                                      14,286      83,956      67,265
   Deferred                                     14,371     (16,937)     (7,354)
                                              --------  ----------  ----------
   Total income tax expense                     28,657      67,019      59,911
                                              --------  ----------  ----------
Net income before cumulative effect of
  accounting change                             83,801     133,294     114,794
Cumulative effect of accounting change,
  net of tax                                        --          --      (6,911)
                                              --------  ----------  ----------
Net income                                    $ 83,801  $  133,294  $  107,883
                                              ========  ==========  ==========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2006        2005        2004
                                            ----------  ----------  ----------
Preferred Stock

Balance at beginning and end of year        $  100,000  $  250,000  $  250,000
Shares redeemed                               (100,000)   (150,000)         --
                                            ----------  ----------  ----------
Balance at end of year                              --     100,000     250,000
                                            ----------  ----------  ----------
Common stock

Balance at beginning and end of year             4,884       4,884       4,884
                                            ----------  ----------  ----------
Additional paid-in capital

Balance at beginning and end of year           302,283     302,283     302,283
                                            ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year                   253,676     388,716     349,823
Other comprehensive income                     (72,235)   (135,040)     38,893
                                            ----------  ----------  ----------

Balance at end of year                         181,441     253,676     388,716
                                            ----------  ----------  ----------
Retained earnings
Balance at beginning of year                   592,137     519,911     423,753
Net income                                      83,801     133,294     107,883
Dividends to shareholders'                     (53,714)    (61,068)    (11,725)
                                            ----------  ----------  ----------
Balance at end of year                         622,224     592,137     519,911
                                            ----------  ----------  ----------
   Total shareholders' equity               $1,110,832  $1,252,980  $1,465,794
                                            ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2006         2005         2004
                                         -----------  -----------  -----------
Cash flows from operating activities:
   Net income                            $    83,801  $   133,294  $   107,883
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
   Change in insurance reserves               22,511       46,482       50,916
   Change in accounting principles                --           --        6,911
   Interest credited to policyholder
     contracts                               271,267      278,748      306,867
   Realized capital (gains) losses            20,797        9,270      (22,430)
   Amortization of premiums and
     discounts on securities                 (15,367)     (12,977)     (33,678)
Change in:
   Change in premiums and insurance
     balances receivable and payable -
     net                                       8,047       36,228        5,976
   Change in other policyholders'
     contracts                               154,354      237,287     (107,347)
   Change in reinsurance assets                9,995      (17,400)       4,530
   Change in deferred policy
     acquisition costs                        60,019       56,583       63,458
   Change in investment income due and
     accrued                                  24,029       19,243        5,031
   Change in income taxes - net              (37,626)     (14,934)         (83)
   Change in reserves for commissions,
     expenses and taxes                        2,478       (4,820)       2,002
   Change in other assets and
     liabilities - net                        22,690      (33,564)      23,593
                                         -----------  -----------  -----------
Net cash provided by operating
  activities                                 626,995      733,440      413,629

Cash flows from investing activities:
   Sale of fixed maturities                3,665,292    4,741,528    3,106,933
   Redemptions and maturities of fixed
     maturities                              672,855      864,169      716,121
   Sale of equity securities                 113,037       38,079        1,409
   Sale of real estate                         2,621           --           --
   Purchase of fixed maturities           (2,855,656)  (4,792,066)  (3,809,615)
   Purchase of equity securities            (112,911)     (59,147)      (3,153)
   Purchase of real estate                    (6,053)      (2,925)      (1,319)
   Mortgage loans funded                     (59,592)    (121,088)     (72,181)
   Repayments of mortgage loans               52,593       92,172       48,547
   Change in policy loans                     11,829       52,880        7,460
   Change in short-term investments          (22,853)       9,203      (20,260)
   Sales or distributions of other
     invested assets                          11,024       93,083       24,229
   Investments in other invested assets      (33,348)      (1,497)       1,871
   Change in security lending
     collateral                              (97,423)    (358,862)     252,104
   Other - net                                 6,874      (77,858)       6,330
                                         -----------  -----------  -----------
Net cash provided by investing
  activities                               1,348,289      477,671      258,476

Cash flows from financing activities:
   Deposits on policyholder contracts        124,188      123,760      149,355
   Withdrawals on policyholder
     contracts                            (2,052,561)  (1,485,371)    (635,369)
   Change in security lending payable         97,423      358,862     (252,104)
   Dividends to shareholders'                (53,714)     (61,068)     (11,725)
   Capital contribution from parent               --           --       90,000
   Redemption of preferred stock            (100,000)    (150,000)          --
                                         -----------  -----------  -----------
Net cash used in financing activities     (1,984,664)  (1,213,817)    (659,843)
                                         -----------  -----------  -----------
Change in cash                                (9,380)      (2,706)      12,262
Cash at beginning of period                    9,556       12,262           --
                                         -----------  -----------  -----------
Cash at end of year                              176        9,556       12,262
                                         ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                       Years ended December 31,
                                                       -----------------------
                                                        2006     2005    2004
                                                       -------  ------- -------
Supplemental Cash Flow Information

   Income taxes paid                                   $68,064  $81,990 $55,704
                                                       =======  ======= =======

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                       STATEMENT OF COMPREHENSIVE INCOME
                                (in thousands)

                                                   Years ended December 31,
                                                ------------------------------
                                                   2006       2005      2004
                                                ---------  ---------  --------
Comprehensive income

Net income                                      $  83,801  $ 133,294  $107,883

Other comprehensive income

Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications                              (114,258)  (208,992)   61,570
Deferred income tax benefit (expense) on above
  changes                                          42,023     73,952   (22,677)
                                                ---------  ---------  --------
Other comprehensive income                        (72,235)  (135,040)   38,893
                                                ---------  ---------  --------
Comprehensive income (loss)                     $  11,566  $  (1,746) $146,776
                                                =========  =========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed and variable annuities, terminal funding annuities, immediate annuities, variable universal life polices, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

   (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       The company performed a migration of certain blocks of reserves from various legacy valuation systems to a new valuation system as of December 31, 2006, representing approximately $6.1 billion of reserves. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves and a net decrease to 2006 pre-tax earnings of $8.9 million.

   (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2006. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2006     2005     2004
                                              -------- -------- --------
       Statutory net income                   $108,706 $151,166 $131,585
       Statutory capital and surplus          $569,988 $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without

                          AIG LIFE INSURANCE COMPANY

2. Summary of Significant Accounting Policies - (continued):

   (b) Statutory Accounting - (continued):

       consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

   (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

   (d) Investments:

       (i)    Cash and Short-term Investments

              Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, and have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

       (ii)   Fixed Maturity and Equity Securities

              Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholders' equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

              Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the

                          AIG LIFE INSURANCE COMPANY

   (d) Investments - (continued):

       contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

       The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment.

       In general, a security is considered a candidate for impairment if it meets any of the following criteria:

           . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer).

           . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
              (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims.

           . In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

       Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

       (iii)  Mortgage Loans

              Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2006 and 2005.

              Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (iv)   Policy Loans

              Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

       (v)    Real Estate

              Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

       (vi)   Other Invested Assets

              Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

       (vii)  Securities Lending Collateral and Securities Lending Payable

              Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $1.7 and $1.6 billion as of December 31, 2006 and 2005, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the balance sheet at the respective balance sheet dates. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                          AIG LIFE INSURANCE COMPANY

       Investments - (continued):

       (viii) Dollar Roll Agreements

              Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

       (ix)   Derivatives

              The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

              Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

   (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability the carrying amounts of DAC on at least an annual basis.

                          AIG LIFE INSURANCE COMPANY

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable universal life and variable annuity contracts, the assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

   (f) Income Taxes: Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

   (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company

                          AIG LIFE INSURANCE COMPANY
       for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional whole life and term life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

   (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (i) Separate Accounts: Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain policies. Each separate account has specific investment objectives, and the assets are carried at fair value. The assets of each separate account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

   (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the policyholder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account

                          AIG LIFE INSURANCE COMPANY
       balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statements of income.

       The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

   (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

   (l) Recently Issued Accounting Standards: In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 6).

       SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts.

       FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue
       No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

       In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the financial condition or results of operations of the Company.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006.

                          AIG LIFE INSURANCE COMPANY

       Recently Issued Accounting Standards - (continued):

       On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

       In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an imbedded derivative requiring bifurcation.

   (m) Future Application of Accounting Standards: On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance but the company does not expect the implementation of SOP 05-1 to have a material effect on its financial condition or results of operations.

       On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the

                          AIG LIFE INSURANCE COMPANY

       Future Application of Accounting Standards:

       cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings.

       In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

       In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investment Information

   (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                              Years ended December 31,
                                            ----------------------------
                                              2006      2005      2004
                                            --------  --------  --------
       Fixed maturities                     $528,726  $623,193  $629,928
       Equity securities                       1,023       662        13
       Mortgage loans                         29,559    33,524    33,470
       Policy loans                           14,146    16,485    18,285
       Cash and short-term investments         2,633     3,368       673
       Other long-term investments            18,663    58,278    16,349
                                            --------  --------  --------
          Total investment income            594,750   735,510   698,718

       Investment expenses                    (5,779)   (5,169)   (6,394)
                                            --------  --------  --------
          Net investment income             $588,971  $730,341  $692,324
                                            ========  ========  ========

                          AIG LIFE INSURANCE COMPANY

   (b) Investment Gains and Losses: The net realized capital gains (losses) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                             Years Ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Bonds, notes and redeemable
         preferred stocks available for
         sale
          Realized gains                   $ 47,633  $67, 166  $ 59,556
          Realized losses                   (50,997)  (47,172)  (48,902)

       Common and non-redeemable
         preferred stocks
          Realized gains                      2,974     1,947       422
          Realized losses                      (356)   (3,907)       --

       Derivatives
          Realized gains                      4,387        --    33,517
          Realized losses                        --   (10,637)       --

       Other long-term investments
          Realized gains                         80        --        --
          Realized losses                        --    (1,378)   (8,806)

       Impairment writedowns                (24,518)  (15,289)  (13,357)
                                           --------  --------  --------

       Total net realized investment
         gains(losses) before taxes        $(20,797) $ (9,270) $ 22,430
                                           ========  ========  ========

   (c) The change in unrealized appreciation (depreciation) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                              Years Ended December 31,
                                            -----------------------------
                                               2006       2005     2004
                                            ---------  ---------  -------
         Fixed maturities                   $(132,385) $(256,889) $49,069
         Equity securities                     (2,387)       855    1,775
         Deferred acquisition costs            21,465     47,042   10,726
         Other invested assets                   (951)        --       --
                                            ---------  ---------  -------
      Change in net unrealized appreciation
         (depreciation) of investments      $(114,258) $(208,992) $61,570
                                            =========  =========  =======

                          AIG LIFE INSURANCE COMPANY

       The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005 (In thousands).

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2006:
U.S. Government & government agencies             $    5,469  $    77   $  1,163  $     5   $    6,632  $    82
Foreign Government                                     1,977      233         --       --        1,977      233
States, municipalities and political subdivisions     12,378      122        745        8       13,123      130
Mortgage Backed Securities                           306,971    5,693    379,778   15,819      686,749   21,512
All other corporate                                  849,437   18,510    606,131   29,355    1,455,568   47,865
Equity Securities                                        701      481         --       --          701      481
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $1,176,933  $25,116   $987,817  $45,187   $2,164,750  $70,303
                                                  ==========  =======   ========  =======   ==========  =======

                          AIG LIFE INSURANCE COMPANY

                                                   Less than 12 months   12 Months or More          Total
                                                  --------------------- ------------------- ---------------------
                                                    Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                    Value      Losses    Value     Losses     Value      Losses
                 (In thousands)                   ---------- ---------- -------- ---------- ---------- ----------
At December 31, 2005:
U.S. Government & government agencies             $    8,206  $   735   $     --  $    --   $    8,206  $   735
Foreign Government                                    11,652      911         --       --       11,652      911
States, municipalities and political subdivisions        744       10      4,787      213        5,531      223
Mortgage Backed Securities                           715,928   18,175     23,781    2,084      739,709   20,259
All other corporate                                1,316,113   31,305    197,966   17,926    1,514,079   49,231
Equity Securities                                     19,464      878         --       --       19,464      878
                                                  ----------  -------   --------  -------   ----------  -------
   Total                                          $2,072,107  $52,014   $226,534  $20,223   $2,298,641  $72,237
                                                  ==========  =======   ========  =======   ==========  =======

       As of December 31, 2006, the Company held 393 individual bonds and 1 stock investment that were in an unrealized loss position, of which no individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

       The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                          AIG LIFE INSURANCE COMPANY

   (d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2006 and 2005 are as follows (in thousands):

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2006                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   52,214  $  9,049   $    82   $   61,181
   Foreign Governments                                         111,134    10,645       233      121,546
   States, municipalities and political subdivisions            13,555        10       130       13,435
   Mortgage-backed securities                                1,240,417    16,959    21,512    1,235,864
   All other corporate                                       5,518,670   316,464    47,865    5,787,269
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $6,935,990  $353,127   $69,822   $7,219,295
                                                            ==========  ========   =======   ==========
Equity securities                                           $    5,894  $  1,434   $   481   $    6,847
                                                            ==========  ========   =======   ==========

                                                                         Gross      Gross
                                                            Amortized  Unrealized Unrealized   Fair
2005                                                          Cost       Gains      Losses     Value
----                                                        ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government agencies and authorities  $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments                                         112,360    12,144       911      123,593
   States, municipalities and political subdivisions            18,533       391       223       18,701
   Mortgage-backed securities                                1,323,126    23,343    20,259    1,326,210
   All other corporate                                       6,902,318   440,359    49,231    7,293,446
                                                            ----------  --------   -------   ----------
Total fixed maturities                                      $8,410,382  $487,049   $71,359   $8,826,072
                                                            ==========  ========   =======   ==========
Equity securities                                           $   24,094  $  4,218   $   878   $   27,434
                                                            ==========  ========   =======   ==========

                          AIG LIFE INSURANCE COMPANY

       The amortized cost and fair value of fixed maturities, available for sale at December 31, 2006, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized    Fair
                                                    Cost       Value
                                                  ---------- ----------
        Fixed maturity securities, excluding
          mortgage - backed securities:
           Due in one year or less                $  128,874 $  129,751
           Due after one year through five years 918,736 954,603 Due after five years through ten
             years                                 1,502,037  1,541,391
           Due after ten years                     3,145,926  3,357,686
        Mortgage-backed securities                 1,240,417  1,235,864
                                                  ---------- ----------
           Total fixed maturity securities        $6,935,990 $7,219,295
                                                  ========== ==========

   (e) Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                          2006       2005       2004
                                        --------  ---------  ---------
         Gross unrealized gains         $354,561  $ 491,267  $ 717,908
         Gross unrealized losses         (70,303)   (72,237)   (42,844)
         Other Invested Assets              (951)        --         --
         Deferred policy acquisition
           costs                          (4,168)   (25,633)   (72,675)
         Deferred income tax expense     (97,698)  (139,721)  (213,673)
                                        --------  ---------  ---------
         Net unrealized gains on
           securities                   $181,441  $ 253,676  $ 388,716
                                        ========  =========  =========

   (f) Fixed Maturities Below Investment Grade: At December 31, 2006 and 2005, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $547,145,000 and $642,779,000, respectively, and an aggregate market value of $589,938,000 and $669,847,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

   (h) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2006.

   (i) Statutory Deposits: Securities with a carrying value of $3,347,000 and $3,390,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2006 and 2005, respectively.

                          AIG LIFE INSURANCE COMPANY

   (j) Mortgage Loans: At December 31, 2006, mortgage loans were collateralized by properties primarily located in nine geographic areas, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 23% in the Pacific region and 16% in the South Atlantic region, 7% in the E. South Central region, 6% in the W. North Central, E. North Central, and the New England region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 42% for office, 15% for retail and multi-family, 12% for industrial, 10% for hotel, and 3% for other and mobile homes.

4. Deferred Policy Acquisition Costs

       The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                             Years ended December 31,
                                           ----------------------------
                                             2006      2005      2004
                                           --------  --------  --------
       Balance at beginning of year        $244,233  $253,774  $307,178
       Acquisition costs deferred            10,935     8,961    10,254
       Amortization charged to income and
         interest                           (75,508)  (56,173)  (69,931)
       Effect of realized gains(losses)       4,555    (9,371)   (6,412)
       Effect of net unrealized
         gains(losses)                       21,465    47,042    10,726
                                           --------  --------  --------
       Balance at end of year              $205,679  $244,233  $253,774
                                           ========  ========  ========

       The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. In 2006, DAC amortization was decreased by $10.7 million due to a DAC unlocking of deferred annuities products.

..

                          AIG LIFE INSURANCE COMPANY

5. Policyholder Contract Deposits and Future Policy Benefits

   (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2006 and 2005 follows (in thousands):

                                                       2006       2005
                                                    ---------- ----------
      Policyholder contract deposits:
         Annuities                                  $2,166,929 $3,406,323
         Universal life                                310,564    474,715
         Guaranteed investment contracts ("GICs")      513,851    628,065
         Corporate-owned life insurance              1,648,981  1,629,800
         Other contract deposits                        27,670     31,844
                                                    ---------- ----------
                                                    $4,667,995 $6,170,747
                                                    ========== ==========

                                                       2006       2005
                                                    ---------- ----------
      Future policy benefits:
      Ordinary life                                 $   53,588 $   49,917
      Group life                                        17,347     17,090
      Life contingent annuities                      1,279,703  1,184,716
      Terminal funding                                 944,282  1,021,846
      Accident and health                              132,926    119,694
                                                    ---------- ----------
                                                    $2,427,846 $2,393,263
                                                    ========== ==========

   (b) The liability for policyholder contract deposits has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.5 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from 6 percent grading to zero over a period of zero to 7 years.

       (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 2.8 percent to 6.5 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

       (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2006 was 5.2 percent.

       (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 6.5 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

   (c) The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 11.2 percent and grade to not less than 1.8 percent.

                          AIG LIFE INSURANCE COMPANY

       (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 4.1 percent.

6. Reserves For Guaranteed Benefits:

       Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2006 and 2005 were as follows:

                                                Return of Net Deposits Plus a
                                                       Minimum Return
                                                    (dollars in millions)
                                                -----------------------------
                                                    2006           2005
                                                ------------    ------------
       Account value                                  $1,754         $2,040
       Net amount at risk /(a)/                           62             88
       Average attained age of contract holders           69             65
       Range of GMDB increase rates /(b)/       0.00%-10.00%   0.00%-10.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
/(b)/ Reinsured with top rated companies

       The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the balance sheet:

                                                      Years ended December 31
                                                          (in thousands)
                                                      -----------------------
                                                        2006        2005
                                                       -------     -------
        Balance at January 1                          $   400     $   352
        Guaranteed benefits incurred                    4,425       5,427
        Guaranteed benefits paid                       (4,425)     (5,379)
                                                       -------     -------
        Balance at December 31                        $   400     $   400
                                                       -------     -------

       The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

           . Data used was 1,000 stochastically generated investment performance scenarios.

           .  Mean investment performance assumption was 10%.

           .  Volatility assumption was 16%.

           .  Mortality was assumed to be 87.5% of the 1983a table.

           . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

           .  The discount rate was 8%.

                          AIG LIFE INSURANCE COMPANY

7. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                     -----------------------
                                                        2006         2005
                                                      ---------   ---------
     Current tax receivables                         $  57,925    $   5,406
     Deferred tax liabilities                         (123,603)    (151,255)
                                                      ---------   ---------
            Income taxes payable                     $ (65,678)   $(145,849)
                                                      =========   =========

       The components of deferred tax assets and liabilities were as follows (in thousands):

                                                   Years ended December 31,
                                                   -----------------------
                                                      2006         2005
                                                    ---------   ---------
          Deferred tax assets applicable to:
          Policy reserves                          $  25,694    $  26,915
          Basis differential of investments           23,120       42,374
          Other                                        3,827        6,721
                                                    ---------   ---------
          Total deferred tax assets                   52,641       76,010
                                                    ---------   ---------
       Deferred tax liabilities applicable to:
          Deferred policy acquisition costs           73,447       85,482
          Net unrealized appreciation on debt and
            equity securities available for sale      97,698      139,779
          State deferred tax liabilities               1,649           --
          Other                                        3,450        2,004
                                                    ---------   ---------
          Total deferred tax liabilities             176,244      227,265
                                                    ---------   ---------
       Net deferred tax liabilities                $(123,603)   $(151,255)
                                                    =========   =========

   (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                          AIG LIFE INSURANCE COMPANY

   (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                               Years ended December 31,
                                              -------------------------
                                                2006     2005     2004
                                              -------  -------  -------
       Income tax expense at statutory
         percentage of GAAP pretax income
         (loss)                               $39,360  $70,110  $61,147
       State income tax                         1,905      385      315
       Dividends received deduction            (2,752)  (1,785)      --
       Prior year true-up                      (4,862)  (1,722)  (1,540)
       IRS audit settlements                   (4,994)      --       --
       Other                                       --      (31)     (11)
                                              -------  -------  -------
       Income tax expense                     $28,657  $67,019  $59,911
                                              =======  =======  =======

   (d) The Internal Revenue Service (IRS) is currently examining the Companys' tax return for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

       The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

       The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

       The Company had $75.6 million and $27.4 million of unfunded commitments for its investments in limited partnerships at December 31, 2006 and 2005, respectively.

       On February 9, 2006, American International Group, Inc. ("AIG") announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG

                          AIG LIFE INSURANCE COMPANY
       and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemption order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

       All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's results of operations and financial position.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases. Swap agreements generally have terms of two to ten years.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

                          AIG LIFE INSURANCE COMPANY

       Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in thousands):

                                                        2006      2005
                                                      --------  --------
      Liability swaps

           Interest rate swap agreements to
             receive floating rate:
             Notional amount                          $256,949  $506,949
             Fair Value                                   (283)   (5,242)

         Currency swap agreements (receive
           Koruna dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $ 52,414  $ 52,414
             Fair Value                                 27,945    16,261

         Currency swap agreements (receive Euro
           dollars/pay U. S. dollars):
             Notional amount (in U.S. dollars)        $     --  $ 51,060
             Fair Value                                     --    19,802

      Asset Swaps:

         Currency swap agreements (receive U.S.
           dollars/pay Euro dollars):
             Notional amount (in U.S. dollars)        $ 15,810  $ 15,810
             Fair Value                                 (4,757)   (2,289)

         Currency swap agreements (receive U.S.
           dollars/pay British pounds):
             Notional amount (in U.S. dollars)        $ 40,000  $ 40,000
             Fair Value                                 (5,225)     (786)

         Currency swap agreements (receive U.S.
           dollars/pay Canadian dollars):
             Notional amount (in U.S. dollars)        $  7,273  $  7,273
             Fair Value                                 (1,922)   (1,944)

         Currency swap agreements (receive U.S.
           dollars/pay Australian dollars:
             Notional amount (in U.S. dollars)        $ 35,000  $ 35,000
             Fair Value                                 (3,904)     (168)

   (c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

                          AIG LIFE INSURANCE COMPANY

10. Fair Value of Financial Instruments

   (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                               Carrying
       2006                                        Fair Value   Amount
       ----                                        ---------- ----------
       Assets
       Fixed maturities                             7,219,295  7,219,295
       Equity securities                                6,847      6,847
       Mortgage and policy loans                      713,877    711,520
       Investment real estate                          21,067     21,067
       Derivative assets                               27,945     27,945
       Other invested assets                           51,232     51,232
       Cash and short-term investments             $   54,492 $   54,492
       Variable Assets related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending collateral                1,763,624  1,763,624

       Liabilities
       Investment contracts                         2,431,806  2,505,162
       Derivative liabilities                          16,091     16,091
       Variable liabilities related to separate
         accounts                                   3,132,390  3,132,390
       Securities Lending Payable                   1,763,624  1,763,624

                          AIG LIFE INSURANCE COMPANY

                                                                Carrying
      2005                                          Fair Value   Amount
      ----                                          ---------- ----------
      Assets
      Fixed maturities                               8,826,072  8,826,072
      Equity securities                                 27,434     27,434
      Mortgage and policy loans                        728,502    715,911
      Derivative assets                                 35,561     35,561
      Investment real estate                            16,282     16,282
      Other invested assets                             20,702     20,702
      Cash and short-term investments               $   41,019 $   41,019
      Variable Assets related to separate accounts   3,123,472  3,123,472
      Securities Lending collateral                  1,666,201  1,666,201

      Liabilities
      Investment contracts                           3,889,916  4,065,953
      Derivative liabilities                            10,429     10,429
      Variable liabilities related to separate
        accounts                                     3,123,472  3,123,472
      Securities Lending Payable                     1,666,201  1,666,201

   (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                          AIG LIFE INSURANCE COMPANY

       Derivatives: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

       Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

       Securities lending collateral/Securities lending payable: Carrying value is considered to be a reasonable estimate of fair value.

11. Shareholders' Equity:

   (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On September 26, 2006, the Company redeemed the remaining 1,000 shares of preferred stock. The redemption of $100,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

   (b) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were dividends paid in the amount of $53,713,722 and $61,068,750, in 2006 and 2005, respectively.

12. Employee Benefits

       Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                          AIG LIFE INSURANCE COMPANY

13.Reinsurance

   (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                          Premiums and Other Considerations
                                          ---------------------------------
                                 Life              Accident
                             Insurance in            and
   2006                         Force       Life    Health  Annuity  Total
   ----                      ------------ -------  -------- ------- -------
   Direct                     44,604,113  170,352  314,575  171,926 656,853

      Assumed - Affiliated       593,193     (227)      --       --    (227)
                              ----------  -------  -------  ------- -------
   Total Assumed                 593,193     (227)      --       --    (227)

      Ceded - Nonaffiliated    9,558,353   46,140    2,367    4,619  53,126
      Ceded - Affiliated       3,609,122       88  252,408       -- 252,496
                              ----------  -------  -------  ------- -------
   Total Ceded                13,167,475   46,228  254,775    4,619 305,622
                              ----------  -------  -------  ------- -------
   Net                        32,029,831  123,897   59,800  167,307 351,004
                              ==========  =======  =======  ======= =======

                                           Premiums and Other Considerations
                                           --------------------------------
                                  Life              Accident
                              Insurance in            and
    2005                         Force      Life     Health  Annuity  Total
    ----                      ------------ -------  -------- ------- -------
    Direct                     36,797,482  169,270  324,970  116,108 610,348

       Assumed - Affiliated         5,111       --       --       --      --
                               ----------  -------  -------  ------- -------
    Total Assumed                   5,111       --       --       --      --

       Ceded - Nonaffiliated   10,107,158   38,110    2,622    5,098  45,830
       Ceded - Affiliated       3,689,646       47  269,450       -- 269,497
                               ----------  -------  -------  ------- -------
    Total Ceded                13,796,804   38,157  272,072    5,098 315,327
                               ----------  -------  -------  ------- -------
    Net                        23,005,789  131,113   52,898  111,010 295,021
                               ==========  =======  =======  ======= =======

                          AIG LIFE INSURANCE COMPANY

                                           Premiums and Other Considerations
                                           ---------------------------------
                                  Life              Accident
                              Insurance in            and
  2004                           Force       Life    Health  Annuity  Total
  ----                        ------------ -------  -------- ------- -------
  Direct                       36,527,437  163,299  365,337  140,710 669,346

     Assumed - Nonaffiliated           --     (113)      --       --    (113)
     Assumed - Affiliated          10,949      (49)      --       --     (49)
                               ----------  -------  -------  ------- -------
  Total Assumed                    10,949     (162)      --       --    (162)

     Ceded - Nonaffiliated     10,581,608   31,117    8,899    5,705  45,721
     Ceded - Affiliated         3,828,489      764  316,288       -- 317,052
                               ----------  -------  -------  ------- -------
  Total Ceded                  14,410,097   31,881  325,187    5,705 362,773
                               ----------  -------  -------  ------- -------
  Net                          22,128,289  131,256   40,150  135,005 306,411
                               ==========  =======  =======  ======= =======

   (b) Reinsurance recoveries, which reduced death and other benefits, approximated $212,487,000 and $231,679,000, respectively, for each of the years ended December 31, 2006 and 2005.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

   (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2006 was $252,496,000 and $19,935,000 respectively. Premium income and commission ceded for 2005 amounted to $269,497,000 and $18,815,000, respectively. Premium income and commission ceded to affiliates amounted to $317,052,000 and $20,133,000, respectively, for the year ended December 31, 2004.

   (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2006, 2005 and 2004, the Company was charged $39,569,000, $30,578,000 and $26,601,000, respectively, for expenses attributed to the Company but incurred by affiliates.

   (c) National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an indirect wholly owned subsidiary of AIG, has provided notice of termination of the General Guarantee Agreement dated July 13, 1998 (the "Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any policy, contract or certificate issued

                          AIG LIFE INSURANCE COMPANY
       prior to the Point of Termination until all insurance obligations under such contracts are satisfied in full. National Union's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products.

   (d) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

   (e) AIG has provided a Support Agreement to the Company to maintain a certain financial condition in order to enable the Company to issue its policies. The Support Agreement is for the benefit of the Company rather than its policyholders.

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                               NAIC CODE: 19445

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                               TABLE OF CONTENTS

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                         STATEMENTS OF ADMITTED ASSETS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
Cash and Invested Assets:
   Bonds, at amortized cost (NAIC market
     value: 2006 - $13,761,650; 2005 -
     $11,028,298)                                     $13,457,046  $10,806,319

   Stocks:
       Common stocks, at NAIC market value
         (Cost: 2006 - $2,793,116; 2005 -
         $2,760,045)                                    7,659,381    6,445,976
       Preferred stocks, primarily at NAIC
         market value (Cost: 2006 -
         $2,024,367; 2005 - $2,110,012)                 2,024,527    2,110,150
   Other invested assets, primarily at equity
     (Cost: 2006 - $1,149,519; 2005 -
     $978,354)                                          1,722,869    1,425,397
   Short-term investments, at amortized cost
     (approximates NAIC market value)                     149,788      168,815
   Securities lending collateral                            9,759       83,903
   Overdraft                                             (189,073)     (39,173)
                                                      -----------  -----------
          Total Cash and Invested Assets               24,834,297   21,001,387
                                                      -----------  -----------
Investment income due and accrued                         184,751      193,851
Agents' balances or uncollected premiums:
   Premiums in course of collection                       797,259      813,543
   Premiums and installments booked but
     deferred and not yet due                             392,636      375,130
   Accrued retrospective premiums                       1,695,633    1,337,834
Amounts billed and receivable from high
  deductible policies                                      80,613      110,142
Reinsurance recoverable on loss payments                  514,198      419,911
Funds held by or deposited with reinsurers                 14,456       25,026
Deposit accounting assets                                 854,511    1,410,584
Deposit accounting assets - funds held                     99,516      457,042
Federal and foreign income taxes recoverable
  from parent                                                  --      763,168
Net deferred tax assets                                   385,629      385,906
Receivable from parent, subsidiaries and
  affiliates                                              695,535      826,889
Equities in underwriting pools and
  associations                                            906,315      609,772
Other admitted assets                                     171,621      223,524
                                                      -----------  -----------
   Total Admitted Assets                              $31,626,970  $28,953,709
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

As of December 31,                                                      2006         2005
------------------                                                  -----------  -----------
                            Liabilities

Reserves for losses and loss adjustment expenses                    $12,901,979  $11,786,300
Unearned premium reserves                                             4,403,870    4,291,224
Commissions, premium taxes, and other expenses payable                  188,909      120,205
Reinsurance payable on paid loss and loss adjustment expenses           325,207      261,712
Funds held by company under reinsurance treaties                        239,612      267,740
Provision for reinsurance                                               134,981      201,761
Ceded reinsurance premiums payable, net of ceding commissions           418,513      429,327
Retroactive reinsurance reserves - assumed                               24,533       34,720
Retroactive reinsurance reserves - ceded                                (64,687)     (68,657)
Deposit accounting liabilities                                          181,868      513,961
Deposit accounting liabilities - funds held                             742,591    1,062,338
Securities lending payable                                                9,759       83,903
Collateral deposit liability                                            647,179      533,851
Payable to parent, subsidiaries and affiliates                          295,246      886,989
Current Federal and foreign income taxes payable                        214,453           --
Payable for securities                                                  247,111      225,860
Other liabilities                                                       295,634      202,312
                                                                    -----------  -----------
   Total Liabilities                                                 21,206,758   20,833,546
                                                                    -----------  -----------
                        Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares authorized;
   895,750 shares issued and outstanding                                  4,479        4,479
Capital in excess of par value                                        2,694,092    2,694,092
Unassigned surplus                                                    7,669,024    5,349,702
Special surplus funds from retroactive reinsurance                       52,617       71,890
                                                                    -----------  -----------
   Total Capital and Surplus                                         10,420,212    8,120,163
                                                                    -----------  -----------
   Total Liabilities, Capital, and Surplus                          $31,626,970  $28,953,709
                                                                    ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

For the Years Ended December 31,                           2006        2005
--------------------------------                       -----------  ----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $ 7,701,201  $7,035,963
                                                       -----------  ----------
Underwriting Deductions:
   Losses incurred                                       4,645,657   5,207,675
   Loss adjustment expenses incurred                       827,234   1,138,284
   Other underwriting expenses incurred                  1,747,380   1,401,165
                                                       -----------  ----------
Total Underwriting Deductions                            7,220,271   7,747,124
                                                       -----------  ----------
Net Underwriting Income (Loss)                             480,930    (711,161)
                                                       -----------  ----------
Investment Income:
   Net investment income earned                            757,517     747,551
   Net realized capital gains (net of capital
     gains taxes: 2006 - $12,835; 2005 - $24,064)           40,370      44,691
                                                       -----------  ----------
Net Investment Gain                                        797,887     792,242
                                                       -----------  ----------
Net loss from agents' or premium balances
  charged-off                                              (52,526)   (153,838)
Other gain, net of dividends to policyholders               68,137      96,755
                                                       -----------  ----------
Net Income after Capital Gains Taxes and Before
  Federal Income Taxes                                   1,294,428      23,998
Federal income tax expense (benefit)                       173,573    (107,916)
                                                       -----------  ----------
       Net Income                                      $ 1,120,855  $  131,914
                                                       ===========  ==========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $ 8,120,163  $7,376,821
Adjustment to beginning surplus                           (157,094)   (205,585)
                                                       -----------  ----------
Capital and Surplus, as of January 1,                    7,963,069   7,171,236
                                                       -----------  ----------
Changes in Capital and Surplus:
   Net income                                            1,120,855     131,914
   Change in net unrealized capital gains [net of
     capital gains taxes: 2006 - $86,349; 2005 -
     $(18,068)]                                          1,381,471     697,684
   Change in net deferred income taxes                      33,752      46,237
   Change in non-admitted assets                          (158,503)    (88,388)
   Change in provision for reinsurance                      66,780     132,935
   Paid in surplus                                              --     199,830
   Cash dividends to stockholder                                --     (97,750)
   Foreign exchange translation                             12,788     (73,535)
                                                       -----------  ----------
       Total Changes in Capital and Surplus              2,457,143     948,927
                                                       -----------  ----------
Capital and Surplus, as of December 31,                $10,420,212  $8,120,163
                                                       ===========  ==========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                            STATEMENTS OF CASH FLOW
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,857,942  $ 7,217,780
 Net investment income                                    809,958      720,255
 Miscellaneous income (expense)                            69,085      (57,062)
                                                      -----------  -----------
    Sub-total                                           7,736,985    7,880,973
                                                      -----------  -----------
 Benefit and loss related payments                      3,479,755    3,931,978
 Commission and other expense paid                      2,335,839    2,113,308
 Dividends paid to policyholders                            1,419          927
 Change in Federal income taxes                          (790,391)      47,537
                                                      -----------  -----------
    Net Cash Provided from Operations                   2,710,363    1,787,223
                                                      -----------  -----------
                Cash From Investments

 Proceeds from Investments Sold, Matured, or Repaid
    Bonds                                               2,023,652    2,374,908
    Stocks                                                637,187      677,784
    Other                                                 511,071    3,296,328
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                         3,171,910    6,349,020
                                                      -----------  -----------
 Cost of Investments Acquired
    Bonds                                               4,733,252    3,915,482
    Stocks                                                633,747      521,240
    Other                                                 563,291    3,256,822
                                                      -----------  -----------
    Total Cost of Investments Acquired                  5,930,290    7,693,544
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (2,758,380)  (1,344,524)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock         199,830           --
 Dividends to stockholder                                      --     (146,977)
 Net deposit on deposit-type contracts and other
   insurance                                              276,990       45,455
 Intercompany receivable and payable, net                (675,777)    (559,414)
 Other                                                     78,047      122,578
                                                      -----------  -----------
    Net Cash (Used in) Financing and Miscellaneous
      Activities                                         (120,910)    (538,358)
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments        (168,927)     (95,659)

 Overdraft and Short-term Investments:
    Beginning of year                                     129,642      225,301
                                                      -----------  -----------
    End of Year                                       $   (39,285) $   129,642
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   National Union Fire Insurance Company of Pittsburgh, PA. (the Company or National Union) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (formerly known as NHIG Holding Corp.), a Delaware corporation and indirect wholly-owned subsidiary of the American International Group, Inc. (the Ultimate Parent or AIG).

   On December 29, 2006, as part of a reorganization of AIG's domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc. The ownership change had no effect on the Company's operations. Prior to that reorganization, the Company was a direct wholly-owned subsidiary of AIG.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with the Ultimate Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (PA SAP).

   The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers' compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York State Insurance Department Regulation 20 (New York Regulation 20) reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted). New York Regulation 20 allows certain offsets to the provision for reinsurance, including parental letters of credits.

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by PA SAP is shown below:

   December 31,                                        2006         2005
   ------------                                    -----------  -----------
   Net Income, PA SAP                              $ 1,120,855  $   131,914
   State Prescribed Practices - (Deduction):
      Non-tabular discounting                          (97,907)    (403,719)
                                                   -----------  -----------
   Net Income (Loss), NAIC SAP                     $ 1,022,948  $  (271,805)
                                                   ===========  ===========
   Statutory Surplus, PA SAP                       $10,420,212  $ 8,120,163

   State Prescribed Practices - (Charge):
      Non-tabular discounting                         (692,865)    (594,958)
   Regulation 20 - Parental letters of credit         (404,966)    (422,706)
   Regulation 20 - Other reinsurance credits          (140,227)    (212,192)
                                                   -----------  -----------

   Total State Prescribed Practices                 (1,238,058)  (1,229,856)
                                                   -----------  -----------
   Statutory Surplus, NAIC SAP                     $ 9,182,154  $ 6,890,307
                                                   ===========  ===========

   In 2006 and 2005, the Commissioner of the Insurance Department of the Commonwealth of Pennsylvania (the Commissioner) permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non-insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $6,244. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $142,000.

   The use of all of the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and PA SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

   c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

   d. Estimated undeclared dividends to policyholders are accrued;

   e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

   f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between the cost and the fair value for securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

   g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

   h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

   c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income.

   d. Declared dividends to policyholders are accrued;

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

   f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

   g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

   h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with PA SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

   . Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office). The Company maximizes its investment return by investing in a significant amount of cash in hand in short-term investments. Short-term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short-term investments. Cash is in a negative position when outstanding checks exceed cash-in-hand in operating bank accounts. As described in Note 5, the Company is party to an inter-company reinsurance pooling agreement. As the Company is the lead participant in the pool, the Company makes disbursements on behalf of the pool which is also a cause for the Company's negative cash position.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $70,681 and $238,400, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

   . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid-in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 24.2%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

   . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written-down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

   . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sale of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

       change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

   . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

   . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,695,633 and $1,337,834, respectively, net of non-admitted premium balances of $58,270 and $3,256, respectively.

   For the years ended December 31, 2006 and 2005, $722,670 and $538,983 of net written premiums were subject to retrospective rating features and amounted to 9.2% and 7.6% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to the insured the option to purchase an extended reporting endorsement, which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium written. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62, and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP
   No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the Commonwealth of Pennsylvania; or ii) the collateral (i.e. funds withheld,

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   letters of credit or trusts) meets all the requirements of the Insurance Department of the Commonwealth of Pennsylvania. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued: (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices; (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance; or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006 and 2005, the Company's tabular discount amounted to $251,412 and $194,527, respectively, all of which were applied to the Company's case reserves.

   As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

   . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

   . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006, the Company's non-tabular discount amounted to $692,865, of which $247,498 and $445,367 were applied to case reserves and IBNR, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 were applied to case reserves and IBNR, respectively.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the Commonwealth of Pennsylvania requirements, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to unassigned surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $22,205 and $25,983, respectively, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $157,343 and $138,581, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $127,714 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of the previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 Annual Statements. The correction of these errors resulted in an after income tax statutory charge of $157,094 and $205,585 as of December 31, 2005 and 2004, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In accordance with SSAP No. 3, entitled Accounting Changes and Corrections of Errors, the correction of errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on surplus to policyholders as of January 1, 2006 and 2005 is as follows:

Capital and Surplus, as of December 31, 2005           $ 8,120,163
Adjustments to Beginning Capital and Surplus:
   Asset admissibility                                    (108,676)
   Federal income taxes                                    (48,418)
                                                       -----------
       Total Correction of Error Adjustments              (157,094)
                                                       -----------
Capital and Surplus, as of January 1, 2006             $ 7,963,069
                                                       ===========

Capital and Surplus, as of December 31, 2004           $ 7,376,821
Adjustments to Beginning Capital and Surplus:
   Asset realization                                      (242,195)
   Revenue recognition                                     (68,690)
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, Before Federal Income Taxes             (310,885)
   Federal income taxes                                    105,300
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, After Federal Income Taxes              (205,585)
                                                       -----------
Capital and Surplus, as of January 1, 2005             $ 7,171,236
                                                       ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain assets should have been non-admitted relating to: (i) custodian agreements that did not comply with state statutes; (ii) securities deposited in a trust account not available to pay policyholder claims and (iii) receivables for high deductible policies.

Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income taxes is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair value of the Company's financial instruments as of December 31, 2006 and 2005:

                                               2006                      2005
                                    --------------------------  -----------------------
                                      Carrying   Statutory Fair  Carrying   Statutory
                                       Amount        Value        Amount    Fair Value
                                    -----------  -------------- ----------- -----------
Assets:
   Bonds                            $13,457,046   $13,761,650   $10,806,319 $11,028,298
   Common stocks                      7,659,381     7,779,918     6,445,976   6,556,474
   Preferred stocks                   2,024,527     2,025,128     2,110,150   2,110,150
   Other invested assets              1,722,869     1,722,869     1,425,397   1,425,397
   Cash and short-term investments      (39,285)      (39,285)      129,642     129,642
   Securities lending collateral          9,759         9,759        83,903      83,903
Liabilities:
   Securities lending payable       $     9,759   $     9,759   $    83,903 $    83,903
   Collateral deposit liability         647,179       647,179       533,851     533,851
   Payable for securities               247,111       247,111       225,860     225,860

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

.. The statutory fair value of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair value of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly-traded affiliates, which are based on quoted market values.

..  Other invested assets include primarily partnerships and joint ventures.
   Fair values are based on the net asset value of the respective entity's financial statements.

..  The carrying value of all other financial instruments approximates fair value.
--------
* The NAIC market value is used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                     Gross      Gross      NAIC *
                                                        Amortized  Unrealized Unrealized   Market
                                                          Cost       Gains      Losses     Value
                                                       ----------- ---------- ---------- -----------
As of December 31, 2006
   U.S. governments                                    $    14,226  $    509   $     8   $    14,727
   All other governments                                   387,569       553    11,040       377,082
   States, territories and possessions                   2,228,746    57,510     3,089     2,283,167
   Political subdivisions of states, territories
     and possessions                                     3,181,116    92,097       587     3,272,626
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        7,462,464   175,485     2,193     7,635,756
   Public utilities                                         59,898       886     1,473        59,311
   Industrial and miscellaneous                            123,027     2,610     6,656       118,981
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2006            $13,457,046  $329,650   $25,046   $13,761,650
                                                       ===========  ========   =======   ===========
As of December 31, 2005
   U.S. governments                                    $    29,928  $    960   $    39   $    30,849
   All other governments                                   649,321    10,352     8,611       651,062
   States, territories and possessions                   1,835,166    44,713     4,654     1,875,225
   Political subdivisions of states, territories
     and possessions                                     2,643,663    60,523     2,539     2,701,647
   Special revenue and special assessment
     obligation and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        5,212,354   119,179     7,282     5,324,251
   Public utilities                                         54,429       954       633        54,750
   Industrial and miscellaneous                            381,458    18,070     9,014       390,514
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2005            $10,806,319  $254,751   $32,772   $11,028,298
                                                       ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $13,761,136 and $11,030,435, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market value* of bonds as of December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

As of December 31,                              2006                    2005
------------------                     ----------------------- -----------------------
                                        Amortized  NAIC Market  Amortized  NAIC Market
                                          Cost       Value*       Cost       Value*
                                       ----------- ----------- ----------- -----------
Due in one year or less                $    59,952 $    60,092 $    86,639 $    87,166
Due after one year through five years      672,398     674,192     546,495     565,421
Due after five years through ten years   9,976,134  10,205,788   8,122,058   8,259,989
Due after ten years                      2,679,454   2,750,897   1,813,491   1,877,322
Mortgaged-backed securities                 69,108      70,681     237,636     238,400
                                       ----------- ----------- ----------- -----------
   Total Bonds                         $13,457,046 $13,761,650 $10,806,319 $11,028,298
                                       =========== =========== =========== ===========

During 2006 and 2005, proceeds from the sales of the Company's bonds were $1,389,565 and $2,114,173, respectively. During 2006 and 2005, the Company realized gross gains of $14,274 and $52,643, and gross losses of $15,247 and $21,356, respectively, related to these sales.

During 2006 and 2005, proceeds from the sale of the Company's equity investments amounted to $153,541 and $585,696, respectively. Gross gains of $24,525 and $43,085 and gross losses of $9,235 and $8,592 were realized on those sales in 2006 and 2005, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The cost or amortized cost and market value* of the Company's common and preferred stocks, as of December 31, 2006 and 2005, are set forth in the table below:

                                  Cost or     Gross      Gross       NAIC
                                 Amortized  Unrealized Unrealized   Market    Carrying
                                   Cost       Gains      Losses     Value*     Value
                                 ---------- ---------- ---------- ---------- ----------
December 31, 2006:
   Common Stocks:
       Affiliated                $2,171,678 $4,871,859  $ 91,334  $6,952,203 $6,952,203
       Non-affiliated               621,438     91,418     5,678     707,178    707,178
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,793,116 $4,963,277  $ 97,012  $7,659,381 $7,659,381
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,014,000 $      601  $     --  $2,014,601 $2,014,000
       Non-affiliated                10,367        160        --      10,527 $   10,527
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,024,367 $      761  $     --  $2,025,128 $2,024,527
                                 ========== ==========  ========  ========== ==========
December 31, 2005:
   Common Stocks:
       Affiliated                $2,168,153 $3,730,014  $127,265  $5,770,902 $5,770,902
       Non-affiliated               591,892    101,725    18,543     675,074    675,074
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,760,045 $3,831,739  $145,808  $6,445,976 $6,445,976
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,100,000 $       --  $     --  $2,100,000 $2,100,000
       Non-affiliated                10,012        386       248      10,150     10,150
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,110,012 $      386  $    248  $2,110,150 $2,110,150
                                 ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $69,803 and $(44,341), respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax gross unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
                                                      --------------------- ---------------------  ---------------------
                                                        Fair     Unrealized   Fair      Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses     Value       Losses     Value      Losses
-------------------------                             ---------- ---------- ----------  ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $    3,019  $     8   $       --   $     --  $    3,019  $      8
   All Other Governments                                  25,045      524      315,647     10,516     340,692    11,040
   States, territories and possessions                   115,790      402      104,817      2,687     220,607     3,089
   Political subdivisions of states, territories and
     possessions                                         206,240      495       16,671         92     222,911       587
   Special revenue                                       363,838      840      131,702      1,353     495,540     2,193
   Public utilities                                           --       --       52,749      1,473      52,749     1,473
   Industrial and miscellaneous                               --       --        7,808      6,656       7,808     6,656
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                           713,932    2,269      629,394     22,777   1,343,326    25,046
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                           10,904    5,538      476,995     91,474     487,899    97,012
   Preferred Stock                                            --       --           --         --          --        --
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                           10,904    5,538      476,995     91,474     487,899    97,012
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $  724,836  $ 7,807   $1,106,389   $114,251  $1,831,225  $122,058
                                                      ==========  =======   ==========   ========  ==========  ========
As of December 31, 2005:
   U. S. Governments                                  $    5,333  $    39   $       --   $     --  $    5,333  $     39
   All Other Governments                                 268,895    4,240      124,919      4,371     393,814     8,611
   States, territories and possessions                   378,022    3,069       31,115      1,585     409,137     4,654
   Political subdivisions of states, territories and
     possessions                                         387,574    2,539           --         --     387,574     2,539
   Special revenue                                       812,359    6,842       12,251        440     824,610     7,282
   Public utilities                                       47,746      633           --         --      47,746       633
   Industrial and miscellaneous                          113,404    4,603        5,753      4,411     119,157     9,014
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                         2,013,333   21,965      174,038     10,807   2,187,371    32,772
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                          287,947   20,822      366,178    124,986     654,125   145,808
   Preferred Stock                                            --       --          751        248         751       248
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                          287,947   20,822      366,929    125,234     654,876   146,056
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $2,301,280  $42,787   $  540,967   $136,041  $2,842,247  $178,828
                                                      ==========  =======   ==========   ========  ==========  ========

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $7,664 and $2,652, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $561 and $0, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint ventures and partnership investments due to an other-than-temporary decline in fair value:

For the Years Ended December 31,     2006   2005
--------------------------------    ------ -------
Matlin Patterson Global
  Opportunities Partners            $1,143 $    --
DLJ Merchant Banking Partners           --   2,923
Castleriggs Partners                    --   2,412
Healthcare Partners III                 --   1,491
Sandler Capital IV                      --   1,353
RCBA Strategic Partners                 --   1,242
Polyventures II                         --   1,184
Items less than $1.0 million         1,747     661
                                    ------ -------
   Total                            $2,890 $11,266
                                    ====== =======

As of December 31, 2006 and 2005, securities with a market value of $9,223 and $81,453, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,569,672 and $1,499,498 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

During 2006 and 2005, included in Net Investment Income earned were investment expenses of $6,699 and $6,226, respectively, and interest expense of $109,876 and $88,991, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's total return on its investment portfolio. The details by NAIC designation 3 or below of securities sold during the year ended December 31, 2006 and reacquired within 30 days of the sale date are:

                                          Book Value of   Cost of
                              Number of    Securities   Securities
                             Transactions     Sold      Repurchased Gain (Loss)
                             ------------ ------------- ----------- -----------
Bonds:
   NAIC 3                         23         $12,359      $13,017      $663
   NAIC 4                          1         $   736      $   726      $ 14
   NAIC 5                         --         $    --      $    --      $ --
   NAIC 6                         --         $    --      $    --      $ --

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                           2006         2005
                                                       -----------  -----------
Reserves for Losses and LAE, Beginning of Year         $11,786,300  $ 9,811,368
Adjustments for prior period corrections                        --     (174,946)
Incurred Losses and LAE Related to:
   Current accident year                                 5,295,026    5,005,099
   Prior accident years                                    177,865    1,340,860
                                                       -----------  -----------

       Total Incurred Losses and LAE                     5,472,891    6,345,959
                                                       -----------  -----------

Paid Losses and LAE Related to:
   Current accident year                                (1,251,773)  (1,274,795)
   Prior accident years                                 (3,105,439)  (2,921,286)
                                                       -----------  -----------
       Total Paid Losses and LAE                        (4,357,212)  (4,196,081)
                                                       -----------  -----------
Reserves for Losses and LAE, as of December 31,        $12,901,979  $11,786,300
                                                       ===========  ===========

During the 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $177,865 and $1,340,860, respectively. The Company experienced adverse losses and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, during 2005 the Company significantly increased its reserves for asbestos based on a ground-up review of its asbestos claim exposure at year-end 2005 (see Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $209,953 and $198,497, respectively.

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,572,917 and $7,743,937, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance company subsidiaries of the Ultimate Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business, except business from foreign branches (excluding Canada), to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company its percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      ----------------------
                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly Birmingham Fire
     Insurance Company of Pennsylvania)                19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%
                                                      =====================

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be 0%.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed the AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                        NAIC Co. Participation
  Member Company                                          Code      Percent
  --------------                                        -------- -------------
  American International Underwriters Overseas, Limited     --       67.0%
  New Hampshire Insurance Company (NHIC)                 23481       12.0%
  National Union Fire Insurance Company of Pittsburgh,
    PA.                                                  19445       11.0%
  American Home Assurance Company (AHAC)                 19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, and funds withheld as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves and funds held are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $906,315 and $613,711 respectively, gross of the following amounts and after consideration of the National Union inter-company pooling agreement:

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $821,515 $657,415
   Unearned premium reserves                               $356,699 $299,841
   Funds held                                              $ 18,696 $ 16,614

   Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $122,464 and $97,210, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

As of December 31, 2006
-----------------------
                                                          Guarantee Policyholders'  Invested   Estimated Policyholders'
Guaranteed Company                                         Issued    Obligations     Assets      Loss       Surplus
------------------                                        --------- -------------- ----------- --------- --------------
AIG Global Trade and Political Risk Insurance Company      11/5/97   $    96,005   $   364,446    $--      $  215,363
American International Insurance Company of Puerto Rico    11/5/97       234,844       185,446     --         119,722**
Audubon Insurance Company                                  11/5/97        39,098        77,290     --          45,250
AIG Europe (Ireland) Ltd.                                 12/15/97       610,826       409,779     --         161,874**
New Hampshire Indemnity Company, Inc.                     12/15/97       138,798       181,600     --         105,928
La Meridional Compania Argentina de Seguros S.A.            1/6/98       131,548        72,919     --          55,362**
Landmark Insurance Company                                  3/2/98       209,614       314,688     --         113,228
Starr Excess Liability Insurance International Limited     5/28/98     2,350,555       551,254     --         256,657**
AIG Life Insurance Company (+)                             7/13/98     7,059,946     7,822,216     --         666,555*
American International Life Assurance Company of New York  7/13/98     6,806,988     7,456,939     --         701,152*
Starr Excess Liability Insurance Company, Ltd.             7/29/98     1,886,528     2,619,071     --         949,545
AHICO First American-Hungarian Insurance Company           9/15/98            --         1,021     --           1,190**
First American Czech Insurance Company, A.S.               9/15/98            --       412,769     --          67,558**
AIG Poland Insurance Company, S.A.                         9/15/98        31,829        40,344     --          33,138**
AIG Bulgaria Insurance and Reinsurance Company            12/23/98         5,743         8,884     --           7,779**
AIG Romania Insurance Company                             12/23/98        17,316         8,812     --           7,120**
AIG Life Insurance Company (Russia)                       12/23/98         3,229       207,181     --          44,664**
AIG Slovakia Insurance Company A.S.                       12/23/98         6,065         5,087     --           4,742**
American International Assurance Co (Bermuda) Ltd.         8/23/99    12,466,341    15,053,069     --       1,930,923**
American International Assurance Co (Australia) Ltd.       11/1/02       245,095       434,010                167,045
AIG Ukraine Insurance Company                              10/1/00         4,962         2,346     --           1,909**
                                                                     -----------   -----------    ---      ----------
Total Guarantees                                                     $32,345,330   $36,229,171    $--      $5,656,704
                                                                     ===========   ===========    ===      ==========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


D. Investments in Affiliates

As of December 31, 2006 and 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2006        2006     Equity 2006
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
Everest Broadband Inc                                      100.0%  $   14,000  $   14,601  $   14,601
AIG Life Insurance Company                                 100.0%          --          --    (100,000)
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000          --
                                                                   ----------  ----------  ----------
   Total Preferred Stocks - Affiliates                              2,014,000   2,014,601     (85,399)
                                                                   ----------  ----------  ----------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,240   2,157,188     199,333
Lexington Insurance Company                                 70.0%     257,973   2,458,152     662,757
United Guaranty Corporation                                 45.9%      74,893     230,469     (42,150)
AIU Insurance Company                                       32.0%      40,000     391,177      42,324
American International Specialty Lines Insurance Company    70.0%     109,497     301,732      33,278
Starr Excess Liability Insurance Company Ltd.              100.0%     385,453     949,545     235,344
Pine Street Real Estate Holding Corp.                       22.1%       3,139       1,974     (12,990)
21st Century Insurance Group                                32.6%     467,720     377,551      31,445
American International Realty, Inc.                         22.1%      20,736      30,874      13,105
Eastgreen, Inc.                                              9.4%       8,975       9,970         202
Everest Broadband Inc                                       15.2%       3,876       3,875       3,875
AIG Lodging Opportunities, Inc.                            100.0%       2,676       6,250       5,908
National Union Fire Ins. Company of Vt.                    100.0%       1,000      27,129       8,607
National Union Fire Ins. Company of La.                    100.0%       2,500       6,317         263
                                                                   ----------  ----------  ----------
   Total Common Stocks - Affiliates                                 2,171,678   6,952,203   1,181,301
                                                                   ----------  ----------  ----------
Total Common and Preferred Stock - Affiliates                      $4,185,678  $8,966,804  $1,095,902
                                                                   ==========  ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2005        2005     Equity 2005
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
AIG Life Insurance Company                                 100.0%  $  100,000  $  100,000   $     --
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000         --
                                                                   ----------  ----------   --------
   Total Preferred Stocks - Affiliates                              2,100,000   2,100,000         --
                                                                   ----------  ----------   --------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,239   1,957,855     65,177
Lexington Insurance Company                                 70.0%     257,973   1,795,395    228,474
United Guaranty Corporation                                 45.9%      74,893     272,619        (91)
AIU Insurance Company                                       32.0%      40,000     348,853    159,879
American International Specialty Lines Insurance Company    70.0%     109,497     268,454    (12,344)
Starr Excess Liability Insurance Company Ltd.              100.0%     385,454     714,201    133,184
Pine Street Real Estate Holding Corp.                       22.1%       3,139      14,964          3
21st Century Insurance Group                                32.6%     467,720     346,106     55,189
American International Realty, Inc.                         22.1%      20,736      17,769     (1,355)
Eastgreen, Inc.                                              9.4%       8,976       9,768        249
AIG Lodging Opportunities, Inc.                            100.0%       3,026         342     (2,779)
National Union Fire Ins. Company of Vt.                    100.0%       1,000      18,522     18,522
National Union Fire Ins. Company of La.                    100.0%       2,500       6,054        135
                                                                   ----------  ----------   --------
   Total Common Stocks - Affiliates                                 2,168,153   5,770,902    644,243
                                                                   ----------  ----------   --------
Total Common and Preferred Stock - Affiliates                      $4,268,153  $7,870,902   $644,243
                                                                   ==========  ==========   ========

Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

The Company has ownership interests in certain affiliated real estate holding companies.

The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $664,669 and $548,880, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluding reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2005.

                                       Assets Received by   Assets Transferred by the
                                           the Company             Company
                                      --------------------- -------------------------
                Explantion
Date of             of       Name of  Statement             Statement
Transaction     Transaction Affiliate   Value   Description   Value     Description
-----------     ----------- --------- --------- ----------- ---------   -----------
12/26/06           Bond
                 Purchase    NUF VT   $291,883     Bond     $291,883       Cash

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2006 and 2005.

   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., AIG Global Trust Services, Limited, and AIG Domestic Claims, Inc., for data center systems, investment services, salvage and subrogation, and claims management. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                         2006      2005
   --------------------------------                       --------- ---------
   AIG Technology, Inc.                                   $  25,926 $  28,183
   AIG Global Investment Corp.                                5,663     5,188
   AIG Global Trust Services, Limited                            65       143
   AIG Domestic Claims, Inc.                                123,744   116,732
                                                          --------- ---------
      Total                                               $ 155,398 $ 150,246
                                                          ========= =========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $35,903 and $19,369, respectively.

   Federal and foreign income taxes (payable to) recoverable from AIG as of December 31, 2006 and 2005 amounted to $(214,453) and $763,168, respectively.

   During 2005, the Company sold $202,251 of premium receivables without recourse to AI Credit Corporation and recorded losses of $3,627 related to these transactions. There were no premium receivable sales in 2006.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   AIG (See Note 11)                                       $     -- $199,830
   Balances with pool member companies                      502,595  236,379
   Balances with less than 0.5% of admitted assets          192,940  390,680
                                                           -------- --------
   Receivable from Parent, Subsidiaries and Affiliates     $695,535 $826,889
                                                           ======== ========
   Balances with pool member companies                     $     -- $403,833
   Balances with less than 0.5% of admitted assets          295,246  483,156
                                                           -------- --------
   Payable to Parent, Subsidiaries and Affiliates          $295,246 $886,989
                                                           ======== ========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended December 31,                    2006                    2005
--------------------------------           ----------------------- -----------------------
                                             Written     Earned      Written     Earned
                                           ----------- ----------- ----------- -----------
Direct premiums                            $ 5,405,358 $ 5,504,457 $ 5,588,284 $ 5,838,904
Reinsurance Premiums Assumed:
   Affiliates                               23,265,173  22,521,061  22,153,164  21,595,324
   Non-affiliates                              420,462     478,011     494,482     548,499
                                           ----------- ----------- ----------- -----------
       Gross Premiums                       29,090,993  28,503,529  28,235,930  27,982,727
                                           ----------- ----------- ----------- -----------
Reinsurance Premiums Ceded:
   Affiliates                               20,068,406  19,568,693  19,860,111  19,676,550
   Non-affiliates                            1,208,740   1,233,635   1,288,840   1,270,214
                                           ----------- ----------- ----------- -----------
       Net Premiums                        $ 7,813,847 $ 7,701,201 $ 7,086,979 $ 7,035,963
                                           =========== =========== =========== ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance     Ceded Reinsurance             Net
                   ---------------------- ---------------------- ---------------------
                    Unearned               Unearned               Unearned
                    Premium    Commission  Premium    Commission  Premium   Commission
                    Reserves     Equity    Reserves     Equity    Reserves    Equity
                   ----------- ---------- ----------- ---------- ---------- ----------
December 31, 2006
   Affiliated      $11,406,782 $1,252,193 $ 9,937,373 $1,155,238 $1,469,409  $ 96,955
   Non Affiliated      834,384     91,595     482,165     56,052 $  352,219  $ 35,543
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $12,241,166 $1,343,788 $10,419,538 $1,211,290 $1,821,628  $132,498
                   =========== ========== =========== ========== ==========  ========
December 31, 2005
   Affiliated      $10,662,670 $1,218,460 $ 9,437,660 $1,100,419 $1,225,010  $118,041
   Non Affiliated      891,932    101,924     507,060     59,123    384,872    42,801
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $11,554,602 $1,320,384 $ 9,944,720 $1,159,542 $1,609,882  $160,842
                   =========== ========== =========== ========== ==========  ========

As of December 31, 2006 and 2005, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned   Paid Losses Reserves for
                                            Premium        and      Losses and
                                            Reserves       LAE         LAE
                                           ----------- ----------- ------------
December 31, 2006
   Affiliates                              $ 9,937,373  $ 86,964   $35,619,288
   Non-Affiliates                              482,165   427,234     3,022,524
                                           -----------  --------   -----------
   Total                                   $10,419,538  $514,198   $38,641,812
                                           ===========  ========   ===========
December 31, 2005
   Affiliates                              $ 9,437,660  $ 97,076   $36,164,744
   Non-Affiliates                              507,060   322,835     3,728,454
                                           -----------  --------   -----------
   Total                                   $ 9,944,720  $419,911   $39,893,198
                                           ===========  ========   ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                           NAIC Co.
Reinsurer                                                    Code     Amount
---------                                                  -------- -----------
Affilliates:
   National Union Pool                                         --   $42,250,538
   American International Reinsurance Co. Ltd.                 --     1,660,424
   American International Insurance Company                 32220       462,961
   American International Underwriters Overseas, Ltd.          --       372,608
   Transatlantic Reinsurance Company                        19453       284,830
   New Hampshire Indemnity Company                          23833       158,561
   AIG Global Trade And Political Risk Ins Company          10651       108,732
   United Guaranty Insurance Company                        11715        66,700
   Lexington Insurance                                      19437        53,066
   American International Life Assurance Co. of NY (U.S.)   60607        23,396
   Hartford Steam Boiler Inspection And Insurance Co.       11452        13,407
   National Union Fire Ins Company of Vermont                  --         5,792
   Ascot Syndicate Lloyds 1414                                 --         3,800
   Starr Excess Liability Insurance Company, Ltd.           10932         3,288
   Universal Insurance Co., Ltd.                               --         1,183
   Other affiliates                                            --        14,711
                                                                    -----------
Total Affiliates                                                    $45,483,997
                                                                    -----------
Total Affiliates and Non Affiliates                                 $45,483,997
                                                                    ===========

During 2006 and 2005, the Company reported in its statements of income $13,003 and $45,537, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and ($1,805), respectively, less losses incurred of $13,003 and $43,732, respectively, as a result of commutations with the following reinsurers:

Company                                             2006    2005
-------                                            ------- -------
Trenwick America                                   $ 8,740 $    --
Alea Group                                           2,567      --
SCOR Reinsurance Company                                --  44,800
Other reinsurers less than $1.0 million              1,696     737
                                                   ------- -------
Total                                              $13,003 $45,537
                                                   ======= =======

As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $82,832 and $149,456, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverable balances of $32,562 and $68,909, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                    Assumed     Ceded
                                                   ---------  --------
Reserves Transferred:
   Initial reserves                                $ 228,366  $478,934
   Adjustments-prior year(s)                        (180,756)  (35,428)
   Adjustments-current year                           (2,592)    8,883
                                                   ---------  --------
   Balance as of December 31,                         45,018  $452,389
                                                   ---------  --------
Paid Losses Recovered:
   Prior year(s)                                      12,890   374,849
   Current year                                        7,595    12,853
                                                   ---------  --------
   Total Recovered as of December 31,                 20,485  $387,702
                                                   ---------  --------
   Carried Reserves as of December 31,             $  24,533  $ 64,687
                                                   =========  ========
Consideration Paid or Received:
   Initial reserves                                $ 212,797  $291,795
   Adjustments-prior year(s)                        (190,000)  (19,917)
   Adjustments-current year                              (15)    4,789
                                                   ---------  --------
   Total Paid as of December 31,                   $  22,782  $276,667
                                                   =========  ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized                      $ 50,201
   Adjustments-prior year(s)                                    21,689
   Adjustments-current year                                    (19,273)
                                                              --------
   Balance as of December 31,                                 $ 52,617
                                                              ========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2006, are set forth in the table below:

Reinsurer                                                      Assumed  Ceded
---------                                                      ------- -------
   American International Reins. Co.                           $    -- $48,201
   American International Specialty Lines Insurance Co.         18,206      --
   PEG Reinsurance Co.                                              --   9,320
   Commerce and Industry Insurance Company of Canada             6,259      --
   Lyndon Property Ins. Co.                                         --   1,878
   All other reinsurers less than $1.0 million                      68   5,288
                                                               ------- -------
       Total                                                   $24,533 $64,687
                                                               ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2006:
    Direct                        $       --  $ 82,285    $     --  $       --
    Assumed                               --    99,583      99,516          --
    Ceded                            854,511        --          --     742,591
                                  ----------  --------    --------  ----------
    Total                         $  854,511  $181,868    $ 99,516  $  742,591
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2005:
    Direct                        $       --  $ 59,922    $     --  $       --
    Assumed                               --   454,039     457,042      96,548
    Ceded                          1,410,584        --          --     965,790
                                  ----------  --------    --------  ----------
    Total                         $1,410,584  $513,961    $457,042  $1,062,338
                                  ==========  ========    ========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                     Deposit      Deposit      Deposit      Deposit
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $ 1,410,584  $   513,961  $ 1,729,756  $   691,335
   Deposit activity, including loss recoveries        (691,043)    (362,699)    (471,268)    (212,605)
   Interest income or expense, net of
     amortization of margin                            119,740       30,606       95,951       35,231
   Non-admitted asset portion                           15,230           --       56,145           --
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $   854,511  $   181,868  $ 1,410,584  $   513,961
                                                   ===========  ===========  ===========  ===========

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                    Funds Held  Funds Held    Funds Held  Funds Held
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $   457,042  $ 1,062,338  $   448,279  $ 1,149,918
   Contributions                                            --       64,299        1,504           --
   Withdrawals                                        (374,792)    (446,200)     (16,665)    (163,397)
   Interest                                             17,266       62,154       23,924       75,817
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $    99,516  $   742,591  $   457,042  $ 1,062,338
                                                   ===========  ===========  ===========  ===========

As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $665,391 and $1,258,466, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $429,315 and $288,474, respectively. During 2006, the Company commuted $42,505 of the deposit assets and $42,505 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in losses of $3,944.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $102,399, funds held on deposit accounting - $350,522, deposit accounting liability - $332,220 and funds held on deposit accounting liability - $86,613.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying statements of admitted assets are due

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets as of December 31, 2006 and 2005 are as follows:

As of December 31,                                    2006        2005
------------------                                 ----------  ----------
Gross deferred tax assets                          $1,201,071  $1,112,796
Gross deferred tax liabilities                       (625,778)   (484,906)
Non-admitted deferred tax assets in accordance
  with SSAP No.10 entitled Income Taxes              (189,664)   (241,984)
                                                   ----------  ----------
Net Admitted Deferred Tax Assets                   $  385,629  $  385,906
                                                   ----------  ----------
Change in Deferred Tax Assets Non-admitted         $   52,320  $ (176,788)
                                                   ==========  ==========

During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

For the Years Ended December 31,                      2006        2005
--------------------------------                   ----------  ----------
Income tax expense (benefit) on net underwriting
  and net investment income                        $  217,553  $ (106,539)
Federal income tax adjustment-prior years             (43,980)     (1,377)
                                                   ----------  ----------
Current Income Tax Expense (Benefit)               $  173,573  $ (107,916)
                                                   ==========  ==========
Income tax on Realized Capital Gains               $   12,835  $   24,064
                                                   ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, along with the changes in deferred income taxes for 2005, is set forth in the table below:

As of December 31,                              2006        2005       Change
------------------                           ----------  ----------  ---------
Deferred Tax Assets:

   Loss reserve discount                     $  346,399  $  506,988  $(160,589)
   Non-admitted assets                          219,959     157,505     62,454
   Unearned premium reserve                     308,271     300,386      7,885
   Partnerships                                 117,123          --    117,123
   Reserves                                     209,319      79,863    129,456
   Deferred tax remediation-adjustments
     to December 31, 2005 surplus                    --      68,054    (68,054)
                                             ----------  ----------  ---------
       Gross Deferred Tax Assets              1,201,071   1,112,796     88,275
   Non-admitted deferred tax assets            (189,664)   (173,931)   (15,733)
   Non-admitted deferred
     tax-adjustments to
   December 31, 2005 surplus                         --     (68,053)    68,053
                                             ----------  ----------  ---------
       Admitted Deferred Tax Assets           1,011,407     870,812    140,595
                                             ----------  ----------  ---------
Deferred Tax Liabilities:
   Unrealized capital gains                    (272,004)   (185,655)   (86,349)
   Deferred inter-company gains                (307,217)   (299,251)    (7,966)
   Other temporary differences                  (46,557)         --    (46,557)
                                             ----------  ----------  ---------
   Gross Deferred Tax Liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
       Net Admitted Deferred Tax Assets      $  385,629  $  385,906  $    (277)
                                             ==========  ==========  =========
   Gross deferred tax assets                 $1,201,071  $1,112,796  $  88,275
   Gross deferred tax liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
   Net Deferred Tax Assets                   $  575,293  $  627,890    (52,597)
                                             ==========  ==========
   Income tax effect of unrealized
     capital gains                                                      86,349
                                                                     ---------
   Change in Net Deferred Income Taxes                               $  33,752
                                                                     =========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                       Amount    Tax Effect
                                                     ----------  ----------
Net income before Federal income taxes               $1,307,263  $ 457,542
Book to tax adjustments:

   Tax exempt income and dividends received
     deduction                                         (422,522)  (147,883)
   Intercompany dividends                              (164,797)   (57,679)
   Meals and entertainment                                1,174        411
   Non-deductible penalties                               1,620        567
   Change in non-admitted assets                       (247,883)   (86,759)
   Federal income tax adjustments-prior year                 --     (3,019)
   Other                                                     --    (10,524)
                                                     ----------  ---------
       Total Book to Tax Adjustments                   (832,408)  (304,886)
                                                     ----------  ---------
Total Federal Taxable Income and Tax                 $  474,855  $ 152,656
                                                     ==========  =========

Current Federal income tax                                       $ 173,573
Income tax on net realized capital gains                            12,835
Change in net deferred income taxes                                (33,752)
                                                                 ---------
Total Federal Income Tax                                         $ 152,656
                                                                 =========

The amount of Federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2006 and 2005 is set forth in the table below:

                                                 2006
                                               --------
Current year                                   $209,598

First preceding year                           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $764,410 during 2006 and ($1,207) during 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension Plan

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the "Projected Unit Credit" Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan amounted to $9,500 and $6,900 for 2006 and 2005, respectively.

B. Stock Options and Deferred Compensation Plan

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,588 and $2,298, respectively, of these stock options and certain other deferred compensation programs to the Company.

C. Postretirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $300 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Discount rate                                        6.00%      5.50%
    Rate of compensation increase (average)              4.25%      4.25%
    Measurement date                                   12/31/2006 12/31/2005
    Medical cost trend rate                               N/A        N/A

D. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by the item below is as follows:

                                                         2006        2005
                                                      ----------  ----------
   Unrealized gains and losses                        $5,551,118  $4,083,298
   Non-admitted asset values                          $ (783,516) $ (648,626)
   Provision for reinsurance                          $ (134,981) $ (201,761)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   During 2005, the board of directors of AIG authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $199,830 in cash to the Company. In connection therewith, as of December 31, 2005, the Company reported a receivable of $199,830 with its Ultimate Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the Commonwealth of Pennsylvania.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

C. Dividend Restrictions

   Under Pennsylvania law the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the greater of 10% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received), as of December 31, 2006, or 100% of the Company's net income, for the year then ended) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2006, the maximum dividend payments, which may be made without prior approval during 2007, is approximately $1,120,855.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi-peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the years ended December 31, 2006 and 2005, gross and net of reinsurance credits, is set forth below:

                                               Asbestos Losses     Environmental Losses
                                           ----------------------  ------------------
                                              2006        2005       2006       2005
                                           ----------  ----------  --------   --------
Direct:
Loss and LAE reserves, beginning of period $1,148,049  $  731,546  $304,714   $271,161

   Incurred losses and LAE                    168,760     517,176   (80,032)    66,554

   Calendar year paid losses and LAE         (157,664)   (100,673)  (36,388)   (33,001)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, As of December 31,  $1,159,145  $1,148,049  $188,294   $304,714
                                           ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of period $  102,810  $   95,171  $  6,926   $  6,994

   Incurred losses and LAE                     15,128      15,540    (1,543)       876

   Calendar year paid losses and LAE          (15,187)     (7,901)     (160)      (944)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, as of December 31,  $  102,751  $  102,810  $  5,223   $  6,926
                                           ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of period $  547,037  $  367,609  $142,476   $149,915

   Incurred losses and LAE                     88,346     220,900   (23,564)    17,322

   Calendar year paid losses and LAE          (72,661)    (41,472)  (21,579)   (24,761)
                                           ----------  ----------  --------   --------
Loss and LAE Reserves, as of December 31,  $  562,722  $  547,037  $ 97,333   $142,476
                                           ==========  ==========  ========   ========

   Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for the office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through July 14, 2014. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $42,200 and $30,200, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   At January 1, 2007, the minimum aggregate annual rental commitments are as follows:

   --------------------------------------------------------------------------
   2007                                                              $ 41,800
   2008                                                                39,700
   2009                                                                33,100
   2010                                                                29,500
   2011                                                                28,700
   Thereafter                                                          72,100
                                                                     --------
   Total minimum lease payments                                      $244,900
                                                                     ========

   Certain rental commitments have renewal options extending through the year 2035. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales - leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006 the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $824,581 and included unrecorded loss contingencies of $800,212.

   The Company has entered into a credit agreement with its Ultimate Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $310,000. As of December 31, 2006, the Company had no outstanding loan balances due from its Ultimate Parent related to this credit arrangement.

   The Company has committed to make loans to its affiliate, National Union Fire Insurance of Vermont, up to but not exceeding $120,000. The commitment will terminate on December 31, 2007.

   During 2006, the Company terminated its commitment to make loans to its affiliate, Audubon Insurance Company, up to but not exceeding $100,000.

   As part of its private equity portfolio investment, as of December 31, 2006, the Company may be called upon for an additional capital investment of up to $408,340. The Company expects only a small portion of this additional capital will be called upon during 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   The Company has committed to provide (Pounds)50,000 pounds sterling in capital to a Lloyds Syndicate. The Company accrued a loss of (Pounds)4,500 pounds sterling ($8,300) at December 31, 2006.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Gross of reinsurance                                 $ 473,083  $ 473,083

   Ceded reinsurance                                     (408,188)  (408,188)
                                                        ---------  ---------
   Net of Reinsurance                                   $  64,895  $  64,895
                                                        =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $4,046,600 and $3,900,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims was $351,408 and $419,472, respectively, of which $20,800 and $17,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,419 and $20, respectively, and were reported as Other Gains in the accompanying statements of income.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Guaranty funds receivable or on deposit              $  19,232  $  21,216
   Loss funds on deposit                                   88,957     65,975
   Outstanding loss drafts - suspense accounts            517,019    627,806
   Accrued recoverables                                     4,952      7,157
   Other assets                                            (5,469)   (27,065)
   Allowance for Doubtful Accounts                       (453,070)  (471,565)
                                                        ---------  ---------
      Total Other Admitted Assets                       $ 171,621  $ 223,524
                                                        =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006, the Company's liability for insolvency assessments amounted to $32,700, with a related asset for premium tax credits of $19,200. Of the amount accrued, the Company expects to pay approximately $13,500 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,700 of premium tax offset credits and the associated liability in years two through five. The remaining $6,500 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $453,070 and $471,565, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

   As of December 31,                                       2006      2005
   ------------------                                     --------  --------
   Accrued retrospective premiums                         $ 81,279  $ 53,436
   Remittances not allocated                                39,309        --
   Loss clearing                                            12,841        --
   Deferred commission earnings                             10,596    39,887
   Amounts withheld or retained by company for account
     of others                                               4,434     8,228
   Retroactive reserve payable                             (15,684)  (12,848)
   Other liabilities, includes suspense accounts,
     experience account balances and certain accruals      162,859   113,609
                                                          --------  --------
      Total Other Liabilities                             $295,634  $202,312
                                                          ========  ========

NOTE 14 - SUBSEQUENT EVENT

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.1% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.9% of the outstanding shares of 21st Century, including 33.1% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's total adjusted capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30, 2007, the Company paid a dividend of $500,000 to its Parent, AIG Commercial Insurance Group, Inc.

                           PART C: OTHER INFORMATION

Item 26.Exhibits

(a)Board of Directors Resolution.

    (1)Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

    (2)Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)Custodian Agreements. Inapplicable

(c)Underwriting Contracts.

    (1)Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

    (2)Form of Selling Group Agreement. (9)

(d)Contracts.

    (1)Form of Group Flexible Premium Variable Life Insurance
       Policy--Non-Participating, Form No. 11GVULD997. (2)

    (2)Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)Applications.

    (1)Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

    (2)Form of Supplemental Application for Life Insurance, Form
       No. 14GVSUP997. (Filed herewith)

    (3)Form of Subaccount Transfer Request Form. (Filed herewith)

    (4)Form of Premium Allocation Form. (Filed herewith)

    (5)Form of Loan/Surrender Request Form. (Filed herewith)

    (6)Form of Dollar Cost Averaging Request Form. (Filed herewith)

    (7)Form of Change Request Form. (7)

    (8)Form of Reallocation and Rebalancing Request Form, 04/06. (Filed herewith)

    (9)Form of Automatic Rebalancing Request, 04/06. (Filed herewith)

(f)Depositor's Certificate of Incorporation and By-Laws.

    (1)By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (4)

    (2)Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (3)Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

    (4)Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

    (5)Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g)Reinsurance Contracts.

    (1)Reinsurance Agreement between AIG Life & AXA Corporate Solutions Life Reinsurance Company. (Filed herewith)

(h)Participation Agreements.

   (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

   (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

   (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company. (8)

   (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

   (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (8)

   (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

   (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

   (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

   (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

   (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

   (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors
          Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

   (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

   (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

   (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

   (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (10)

   (7)(d) Form of Amendment No. 3 to Participation Agreement as of March 31, 2006 by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (13)

   (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company. (10)

   (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

   (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (10)

   (10)(a)Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

   (11)(a)Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

   (11)(b)Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

   (12)(a)Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

   (12)(b)Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)


(13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG
        Life Insurance Company. (8)

(14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and
        AIG Life Insurance Company. (7)

(14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life
        Insurance Company and AIG Life Insurance Company. (7)

(15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
        Marketing Corporation and AIG Life Insurance Company. (8)

(16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance
        Company. (8)

(17)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AllianceBernstein and AIG Life Insurance Company.
        (Filed herewith)

(18)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and AIG Life Insurance Company.
        (Filed herewith)

(19)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and AIG Life Insurance Company. (Filed herewith)

(20)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and AIG Life Insurance Company. (Filed herewith)

(21)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and AIG Life Insurance Company.
        (Filed herewith)

(22)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Goldman Sachs and AIG Life Insurance Company. (Filed herewith)

(23)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and AIG Life Insurance Company. (Filed herewith)

(24)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Merrill Lynch (BlackRock) and AIG Life Insurance
        Company. (Filed herewith)

(25)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and AIG Life Insurance Company.
        (Filed herewith)

   (26)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and AIG Life Insurance Company. (Filed herewith)

   (27)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between UIF Morgan Stanley and AIG Life Insurance Company. (Filed herewith)

   (28)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and AIG Life Insurance Company. (Filed herewith)

   (29)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and AIG Life Insurance Company. (Filed herewith)

(i)Administrative Contracts.

    (1)Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

    (2)Form of Addendum No. 1 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated
       May 21, 1975. (7)

    (3)Form of Addendum No. 2 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

    (4)Form of Addendum No. 24 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

    (5)Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

    (6)Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

    (7)Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (10)

(j)Other Material Contracts.

    (1)General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (4)

    (2)AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (4)

    (3)Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006. (15)

(k)Legal Opinions.

    (1)Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

    (2)Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

    (3)Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

(l)Actuarial Opinions.

    (1)Opinion and Consent of AIG Life Insurance Company's actuary. (3)

    (2)Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m)Calculation. None

(n)Other Opinions.

    (1)Consent of Independent Registered Public Accounting Firm,
       PricewaterhouseCoopers LLP. (Filed herewith)

(o)Omitted Financial Statements. None

(p)Initial Capital Agreements. None

(q)Redeemability Exemption.

    (1)Description of AIG Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 1, 2007. (Filed herewith)

(r)Powers of Attorney.

    (1)Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (12)

    (2)Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (14)
--------
(1)Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.
(2)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.
(3)Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.
(4)Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.
(5)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.
(6)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.
(7)Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(8)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.
(9)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.
(10)Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.
(11)Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on October 24, 2005.
(12)Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 24, 2006.
(13)Incorporated by reference to Post-Effective Amendment No. 17 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2006.
(14)Incorporated by reference to Post-Effective Amendment No. 18 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 22, 2006.
(15)Incorporated by reference to Post-Effective Amendment No. 19 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on December 12, 2006.

Item 27.Directors and Officers of the Depositor

   Name and Principal         Positions and Offices with Depositor
   Business Address           AIG Life Insurance Company
   ------------------         -------------------------------------------------
   Rodney O. Martin, Jr.      Director and Chairman of the Board of Directors
   2929 Allen Parkway
   Houston, TX 77019

 Name and Principal            Positions and Offices with Depositor
 Business Address              AIG Life Insurance Company
 ------------------            -------------------------------------------------

 M. Bernard Aidinoff           Director
 Sullivan and Cromwell
 125 Broad Street
 New York, NY 10004

 David J. Dietz                Director
 830 Third Avenue
 New York, NY 10022

 Mary Jane B. Fortin           Director, Executive Vice President and Chief
 2929 Allen Parkway            Financial Officer
 Houston, TX 77019

 David L. Herzog               Director
 70 Pine Street
 New York, NY 10270

 Richard A. Hollar             Director, Chairman-Life Profit Center &
 750 West Virginia Street      Independent Distribution and Chief Executive
 Milwaukee, WI 53204           Officer-Life Profit Center & Independent
                               Distribution

 Royce G. Imhoff, II           Director, President-Independent Distribution
 2929 Allen Parkway
 Houston, TX 77019

 David W. O'Leary              Director, President-Specialty Markets Group and
 2929 Allen Parkway            Chief Executive Officer-Specialty Markets Group
 Houston, TX 77019

 Gary D. Reddick               Director
 2929 Allen Parkway
 Houston, TX 77019

 Christopher J. Swift          Director
 2929 Allen Parkway
 Houston, TX 77019

 James W. Weakley              Director, President-AIG Benefit Solutions Profit
 2929 Allen Parkway            Center and Chief Executive Officer-AIG Benefit
 Houston, TX 77019             Solutions Profit Center

 Matthew Winter                Director, President and Chief Executive Officer
 2929 Allen Parkway
 Houston, TX 77019

 Name and Principal            Positions and Offices with Depositor
 Business Address              AIG Life Insurance Company
 ------------------            --------------------------------------------------
 Thomas L. Booker              President-Annuity Profit Center
 2727 Allen Parkway
 Houston, TX 77019

 Richard C. Schuettner         President-AIG Life Brokerage Profit Center
 750 West Virginia Street
 Milwaukee, WI 53204

 James P. Steele               President-Structured Settlements
 205 E. 10th Street
 Amarillo, TX 79101

 Don M. Ward                   President - Financial Institution Marketing Group
 2929 Allen Parkway
 Houston, TX 77019

 David R. Armstrong            Executive Vice President-AIG Benefit Solutions &
 3600 Route 66                 AIG Financial Institution Solutions Profit Center
 Neptune, NJ 07754

 Rebecca G. Campbell           Executive Vice President-Human Resources
 2929 Allen Parkway
 Houston, TX 77019

 Rodney N. Hook                Executive Vice President-AIG Benefit Solutions
 3600 Route 66                 Profit Center and Chief Risk Officer-AIG Benefit
 Neptune, NJ 07754             Solutions Profit Center

 Gary Parker                   Executive Vice President and Chief Product Officer
 2929 Allen Parkway
 Houston, TX 77019

 Dan E. Trudan                 Executive Vice President-Individual Product
 750 West Virginia St.         Operations
 Milwaukee, WI 53204

 Steven D. Anderson            Senior Vice President-Life Profit Center &
 2727 Allen Parkway            Independent Distribution and Chief Financial
 Houston, TX 77019             Officer-Life Profit Center & Independent
                               Distribution

 Erik A. Baden                 Senior Vice President-Strategic Marketing &
 2727 Allen Parkway            Business Development
 Houston, TX 77019

  Name and Principal          Positions and Offices with Depositor
  Business Address            AIG Life Insurance Company
  ------------------          -------------------------------------------------
  Wayne A. Barnard            Senior Vice President and Illustration Actuary
  2929 Allen Parkway
  Houston, TX 77019

  Robert M. Beuerlein         Senior Vice President and Chief and Appointed
  2727-A Allen Parkway        Actuary
  Houston, TX 77019

  Patricia A. Bosi            Senior Vice President
  3600 Route 66
  Neptune, NJ 07754-1580

  Jeffrey H. Carlson          Senior Vice President and Chief Information
  2727 Allen Parkway          Officer
  Houston, TX 77019

  James A. Galli              Senior Vice President and Chief Business
  830 Third Avenue            Development Officer
  New York, NY 10022

  Robert M. Goldbloom         Senior Vice President-Terminal Funding Annuities
  70 Pine Street
  New York, NY 10270

  William F. Guterding        Senior Vice President
  830 Third Avenue
  New York, NY 10022

  Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
  2727-A Allen Parkway
  Houston, TX 77019

  S. Douglas Israel           Senior Vice President
  2929 Allen Parkway
  Houston, TX 77019

  Kyle L. Jennings            Senior Vice President, General Counsel and Chief
  2929 Allen Parkway          Compliance Officer
  Houston, TX 77019

  Althea R. Johnson           Senior Vice President
  2929 Allen Parkway
  Houston, TX 77019

   Name and Principal        Positions and Offices with Depositor
   Business Address          AIG Life Insurance Company
   ------------------        -------------------------------------------------
   Glen D. Keller            Senior Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Simon J. Leech            Senior Vice President
   2727-A Allen Parkway
   Houston, TX 77019

   Kent D. Major             Senior Vice President
   2727-A Allen Parkway
   Houston, TX 77019

   Mark R. McGuire           Senior Vice President
   2727-A Allen Parkway
   Houston, TX 77019

   Laura W. Milazzo          Senior Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Lawrence J. O'Brien       Senior Vice President, Chief Marketing
   2727 Allen Parkway        Officer-Independent Agency Group
   Houston, TX 77019

   William J. Packer         Senior Vice President
   3600 Route 66
   Neptune, NJ 07754

   Barry Pelleterri          Senior Vice President
   3600 Route 66
   Neptune, NJ 07754

   John Penko                Senior Vice President
   3600 Route 66
   Neptune, NJ 07754

   Dennis H. Roberts         Senior Vice President, Chief Distribution
   2727 Allen Parkway        Officer-Independent Agency Group
   Houston, TX 77019

   Robert E. Steele          Senior Vice President
   205 E. 10th Street
   Amarillo, TX 79101

  Name and Principal          Positions and Offices with Depositor
  Business Address            AIG Life Insurance Company
  ------------------          -------------------------------------------------
  Michael W. Witwer           Senior Vice President
  3600 Route 66
  Neptune, NJ 07754

  Frederic R. Yopps           Senior Vice President
  750 West Virginia St.
  Milwaukee, WI 53204

  Chris Ayers                 Vice President
  2727 Allen Parkway
  Houston, TX 77019

  Edward F. Bacon             Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  Joan M. Bartel              Vice President
  2727 Allen Parkway
  Houston, TX 77019

  Walter E. Bednarski         Vice President
  3600 Route 66
  Neptune, NJ 07754-1580

  Michael B. Boesen           Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  David R. Brady              Vice President
  70 Pine Street
  New York, NY 10270

  Stephen J. Brenneman        Vice President
  1 ALICO Plaza
  600 King Street
  Wilmington, DE 19801

  James B. Brown              Vice President
  2727 Allen Parkway
  Houston, TX 77019

  David W. Butterfield        Vice President
  3600 Route 66
  Neptune, NJ 07754

 Name and Principal            Positions and Offices with Depositor
 Business Address              AIG Life Insurance Company
 ------------------            -------------------------------------------------
 Valerie A. Childrey           Vice President and Medical Director
 750 West Virginia Street
 Milwaukee, WI 53204

 Mark E. Childs                Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Robert M. Cicchi              Vice President
 2727 Allen Parkway
 Houston, TX 77019

 James Cortiglia               Vice President
 3600 Route 66
 Neptune, NJ 07754

 Steven A. Dmytrack            Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield        Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Timothy M. Donovan            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Donna F. Fahey                Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Farideh N. Farrokhi           Vice President and Assistant Secretary
 2727-A Allen Parkway
 Houston, TX 77019

 John T. Fieler                Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 Patrick S. Froze              Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Name and Principal             Positions and Offices with Depositor
 Business Address               AIG Life Insurance Company
 ------------------             -------------------------------------------------

 Frederick J. Garland, Jr.      Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Liza Glass                     Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Richard L. Gravette            Vice President and Assistant Treasurer
 2727-A Allen Parkway
 Houston, TX 77019

 Kenneth J. Griesemer           Vice President
 6363 Forest Park Road
 Dallas, TX 75235

 Daniel J. Gutenberger          Vice President and Medical Director
 70 Pine Street
 New York, NY 10270

 Joel H. Hammer                 Vice President
 70 Pine Street
 New York, NY 10270

 D. Leigh Harrington            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Keith C. Honig                 Vice President
 1 SunAmerica Center
 Los Angeles, CA 90067

 Walter P. Irby                 Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Karen M. Isaacs                Vice President
 3600 Route 66
 Neptune, NJ 07754

 Stephen C. Kennedy             Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

   Name and Principal        Positions and Offices with Depositor
   Business Address          AIG Life Insurance Company
   ------------------        -------------------------------------------------

   Gary J. Kleinman          Vice President and Real Estate Investment Officer
   70 Pine Street
   New York, NY 10270

   Frank A. Kophamel         Vice President
   3600 Route 66
   Neptune, NJ 07754

   Charles L. Levy           Vice President and Medical Director
   2727 Allen Parkway
   Houston, TX 77019

   Robert J. Ley             Vice President
   70 Pine Street
   New York, NY 10270

   Jerry L. Livers           Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Gwendolyn J. Mallett      Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Randy J. Marash           Vice President
   3600 Route 66
   Neptune, NJ 07754

   David S. Martin           Vice President
   2929 Allen Parkway
   Houston, TX 77019

   W. Larry Mask             Vice President, Real Estate Investment Officer
   2727 Allen Parkway        and Assistant Secretary
   Houston, TX 77019

   Melvin C. McFall          Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Richard D. McFarland      Vice President
   2727 Allen Parkway
   Houston, TX 77019

 Name and Principal             Positions and Offices with Depositor
 Business Address               AIG Life Insurance Company
 ------------------             -------------------------------------------------

 Richard A. Mercante            Vice President
 175 Water Street
 New York, NY 10038

 Beverly A. Meyer               Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Candace A. Michael             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Anne K. Milio                  Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Sylvia A. Miller               Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Michael R. Murphy              Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Carl T. Nichols                Vice President and Medical Director
 205 E. 10th Street
 Amarillo, TX 79101

 Rick Niu                       Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Deanna D. Osmonson             Vice President and Chief Privacy Officer
 2727 Allen Parkway
 Houston, TX 77019

 Rembert R. Owen, Jr.           Vice President, Real Estate Investment Officer
 2929 Allen Parkway             and Assistant Secretary
 Houston, TX 77019

 Lori J. Payne                  Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Name and Principal             Positions and Offices with Depositor
 Business Address               AIG Life Insurance Company
 ------------------             -------------------------------------------------

 Cathy A. Percival              Vice President and Medical Director
 2727 Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel               Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Terri Robbins                  Vice President
 175 Water Street
 New York, NY 10038

 Walter J. Rudecki, Jr.         Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben             Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Richard W. Scott               Vice President and Chief Investment Officer
 70 Pine Street
 New York, NY 10270

 Michael Sibley                 Vice President
 Walnut Glen Tower
 8144 Walnut Hill Lane
 Dallas, TX 75231

 T. Clay Spires                 Vice President and Tax Officer
 2929 Allen Parkway
 Houston, TX 77019

 Dale Stewart                   Vice President and General Auditor
 2929 Allen Parkway
 Houston, TX 77019

 Gregory R. Thornton            Vice President
 #1 Franklin Square
 Springfield, IL 62713

  Name and Principal          Positions and Offices with Depositor
  Business Address            AIG Life Insurance Company
  ------------------          -------------------------------------------------

  Veronica Torralba           Vice President
  2929 Allen Parkway
  Houston, TX 77019

  Paul Turner                 Vice President
  2929 Allen Parkway
  Houston, TX 77019

  Richard P. Vegh             Vice President
  3600 Route 66
  Neptune, NJ 07754

  Curt Vondrasek              Vice President
  1000 E. Woodfield Road
  Schaumburg, IL 60173

  Christian D. Weiss          Vice President
  #1 Franklin Square
  Springfield, IL 62713

  Ronald J. Williams          Vice President
  3600 Route 66
  Neptune, NJ 07754

  Elizabeth M. Tuck           Secretary
  70 Pine Street
  New York, NY 10270

  Lauren W. Jones             Assistant Secretary
  2929 Allen Parkway
  Houston, TX 77019

Item 28.Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                                    Percentage
                                                                                     of Voting
                                                                                    Securities
                                                                    Jurisdiction of   held by
                                                                     Incorporation   Immediate
                                                                    or Organization Parent/(1)/
                                                                    --------------- -----------
American International Group, Inc./(2)/                                   Delaware       /(3)/
 AIG Capital Corporation                                                  Delaware       100
   AIG Capital India Private Limited                                         India       99 /(4)/
     AIG Global Asset Management Company (India) Private Limited             India       99 /(5)/
   AIG Consumer Finance Group, Inc.                                       Delaware       100
     AIG Bank Polska S.A.                                                   Poland     99.92
     AIG Credit S.A.                                                        Poland       100
     Compania Financiera Argentina S.A.                                  Argentina       100
   AIG Equipment Finance Holdings, Inc.                                   Delaware       100
     AIG Commercial Equipment Finance, Inc.                               Delaware       100
       AIG Commercial Equipment Finance Company Canada                      Canada       100
     AIG Rail Services, Inc.                                              Delaware       100
   AIG Finance Holdings, Inc.                                             New York       100
     AIG Finance (Hong Kong) Limited                                     Hong Kong       100
   AIG Global Asset Management Holdings Corp.                             Delaware       100
     AIG Asset Management Services, Inc.                                  Delaware       100
       Brazos Capital Management, L.P.                                    Delaware       100
     AIG Capital Partners, Inc.                                           Delaware       100
     AIG Equity Sales Corp.                                               New York       100
     AIG Global Investment Corp.                                        New Jersey       100
     AIG Securities Lending Corp.                                         Delaware       100
   AIG Global Real Estate Investment Corp.                                Delaware       100
   International Lease Finance Corporation                              California     67.23/(6)/
 AIG Credit Corp.                                                         Delaware       100
   A.I. Credit Consumer Discount Corp.                                Pennsylvania       100
   A.I. Credit Corp.                                                 New Hampshire       100
   AICCO, Inc.                                                            Delaware       100
   AICCO, Inc.                                                          California       100
   AIG Credit Corp. of Canada                                               Canada       100
   Imperial Premium Funding, Inc.                                         Delaware       100
 AIG Egypt Insurance Company, S.A.E.                                         Egypt     89.98
 AIG Federal Savings Bank                                                      USA       100
 AIG Financial Advisor Services, Inc.                                     Delaware       100
   AIG Financial Advisor Services (Europe), S.A.                        Luxembourg       100
 AIG Financial Products Corp.                                             Delaware       100
   AIG Matched Funding Corp.                                              Delaware       100
   Banque AIG                                                               France       90 /(7)/
 AIG Funding, Inc.                                                        Delaware       100
 AIG Global Trade & Political Risk Insurance Company                    New Jersey       100
 AIG Israel Insurance Company Ltd.                                          Israel       100
 AIG Life Holdings (International) LLC                                    Delaware       100
   AIG Star Life Insurance Co., Ltd.                                         Japan       100
   American International Reinsurance Company, Ltd.                        Bermuda       100

                              Subsidiaries of AIG

                                                                                   Percentage
                                                                                    of Voting
                                                                                   Securities
                                                                   Jurisdiction of   held by
                                                                    Incorporation   Immediate
                                                                   or Organization Parent/(1)/
                                                                   --------------- -----------
   AIG Life Edison Insurance Company                                        Japan       90 /(8)/
   American International Assurance Company, Limited                    Hong Kong       100
   American International Assurance Company (Australia) Limited         Australia       100
   American International Assurance Company (Bermuda) Limited             Bermuda       100
     American International Assurance Co. (Vietnam) Limited               Vietnam       100
     Tata AIG Life Insurance Company Limited                                India        26
   Nan Shan Life Insurance Company, Ltd.                                   Taiwan        95
AIG Life Insurance Company                                               Delaware       79 /(9)/
AIG Life Insurance Company of Puerto Rico                             Puerto Rico       100
AIG Life Insurance Company (Switzerland) Ltd.                         Switzerland       100
AIG Liquidity Corp.                                                      Delaware       100
AIG Private Bank Ltd.                                                 Switzerland       100
AIG Property Casualty Insurance Group, Inc.                              Delaware       100
 AIG Commercial Insurance Group, Inc.                                    Delaware       100
   AIG Aviation, Inc.                                                     Georgia       100
   AIG Casualty Company                                              Pennsylvania       100
AIG Risk Management, Inc.                                                New York       100
   AIU Insurance Company                                                 New York        52/(10)/
   American Home Assurance Company                                       New York       100
     AIG Domestic Claims, Inc.                                           Delaware        50/(11)/
     AIG Hawaii Insurance Company                                          Hawaii       100
       American Pacific Insurance Company                                  Hawaii       100
     American International Insurance Company                            New York        50/(12)/
       AIG Advantage Insurance Company                                  Minnesota       100
       American International Insurance Company of California          California       100
       American International Insurance Company of New Jersey          New Jersey       100
     American International Realty Corp.                                 Delaware      31.5/(13)/
     Pine Street Real Estate Holdings Corp.                         New Hampshire     31.47/(14)/
     Transatlantic Holdings, Inc.                                        Delaware     33.34/(15)/
       Transatlantic Reinsurance Company                                 New York       100
        Putnam Reinsurance Company                                       New York       100
        Trans Re Zurich                                               Switzerland       100
   American International Surplus Lines Agency, Inc.                   New Jersey       100
   Audubon Insurance Company                                            Louisiana       100
     Agency Management Corporation                                      Louisiana       100
       The Gulf Agency, Inc.                                              Alabama       100
     Audubon Indemnity Company                                        Mississippi       100
   Commerce and Industry Insurance Company                               New York       100
   Commerce and Industry Insurance Company of Canada                       Canada       100
   The Insurance Company of the State of Pennsylvania                Pennsylvania       100
   Landmark Insurance Company                                          California       100
   National Union Fire Insurance Company of Pittsburgh, Pa           Pennsylvania       100
     American International Specialty Lines Insurance Company              Alaska        70/(16)/
     Lexington Insurance Company                                         Delaware        70/(17)/
       AIG Centennial Insurance Company                              Pennsylvania       100

                              Subsidiaries of AIG

                                                                            Percentage
                                                                             of Voting
                                                                            Securities
                                                            Jurisdiction of   held by
                                                             Incorporation   Immediate
                                                            or Organization Parent/(1)/
                                                            --------------- -----------
        AIG Auto Insurance Company of New Jersey                New Jersey       100
        AIG Preferred Insurance Company                       Pennsylvania       100
        AIG Premier Insurance Company                         Pennsylvania       100
          AIG Indemnity Insurance Company                     Pennsylvania       100
       JI Accident & Fire Insurance Co. Ltd.                         Japan        50
     National Union Fire Insurance Company of Louisiana          Louisiana       100
     National Union Fire Insurance Company of Vermont              Vermont       100
     21st Century Insurance Group                               California     33.03/(18)/
       21st Century Casualty Company                            California       100
       21st Century Insurance Company                           California       100
       21st Century Insurance Company of the Southwest               Texas       100
     Starr Excess Liability Insurance Company, Ltd.               Delaware       100
       Starr Liability Insurance International Ltd.                Ireland       100
   New Hampshire Insurance Company                            Pennsylvania       100
     AI Network Corporation                                       Delaware       100
     AIG Europe, S.A.                                               France     70.48/(19)/
     American International Pacific Insurance Company             Colorado       100
     American International South Insurance Company           Pennsylvania       100
     Granite State Insurance Company                          Pennsylvania       100
     Illinois National Insurance Co.                              Illinois       100
     New Hampshire Indemnity Company, Inc.                    Pennsylvania       100
       AIG National Insurance Company, Inc.                       New York       100
     New Hampshire Insurance Services, Inc.                  New Hampshire       100
   Risk Specialists Companies, Inc.                               Delaware       100
 AIG Marketing, Inc.                                              Delaware       100
 American International Insurance Company of Delaware             Delaware       100
 Hawaii Insurance Consultants, Inc.                                 Hawaii       100
AIG Retirement Services, Inc.                                     Delaware       100
 SunAmerica Life Insurance Company                                 Arizona       100
   SunAmerica Investments, Inc.                                    Georgia        70/(20)/
     AIG Advisor Group, Inc.                                      Maryland       100
       Advantage Capital Corporation                              New York       100
       American General Securities Incorporated                      Texas       100
       FSC Securities Corporation                                 Delaware       100
       Royal Alliance Associates, Inc.                            Delaware       100
       SunAmerica Securities, Inc.                                Delaware       100
     AIG SunAmerica Life Assurance Company                         Arizona       100
       AIG SunAmerica Asset Management Corp.                      Delaware       100
     AIG SunAmerica Capital Services, Inc.                        Delaware       100
 First SunAmerica Life Insurance Company                          New York       100
AIG Technologies, Inc.                                       New Hampshire       100
AIG Trading Group, Inc.                                           Delaware       100
 AIG International, Inc.                                          Delaware       100
AIGTI, Inc.                                                       Delaware       100
AIU Holdings, LLC                                                 Delaware       100

                              Subsidiaries of AIG

                                                                                        Percentage
                                                                                         of Voting
                                                                                        Securities
                                                                        Jurisdiction of   held by
                                                                         Incorporation   Immediate
                                                                        or Organization Parent/(1)/
                                                                        --------------- -----------
 AIG Central Europe & CIS Insurance Holdings Corporation                      Delaware       100
   AIG Bulgaria Insurance and Reinsurance Company EAD                         Bulgaria       100
   AIG Czech Republic pojistovna, as                                    Czech Republic       100
   AIG Kazakhstan Insurance Company, S.A.                                   Kazakhstan     88.87
 AIG Memsa, Inc.                                                              Delaware       100
   AIG Hayleys Investment Holdings (Private) Ltd.                            Sri Lanka        80
     Hayleys AIG Insurance Company, Ltd.                                     Sri Lanka       100
   AIG Iraq                                                                   Delaware       100
   AIG Lebanon, S.A.L                                                          Lebanon       100
   AIG Libya, Inc.                                                               Libya       100
   AIG Sigora A.S                                                               Turkey       100
   Tata AIG General Insurance Company Limited                                    India        26
 AIU Africa Holdings, Inc.                                                    Delaware       100
   AIG Kenya Insurance Company, Limited                                          Kenya       100
AIU North America, Inc.                                                       New York       100
American General Corporation                                                     Texas       100
 AGC Life Insurance Company                                                   Missouri       100
   AIG Life Holdings (Canada), ULC                                              Canada       100
     AIG Assurance Canada                                                       Canada       100
     AIG Life Insurance Company of Canada                                       Canada       100
   AIG Life of Bermuda, Ltd.                                                   Bermuda       100
   American General Life and Accident Insurance Company                      Tennessee       100
   American General Life Insurance Company                                       Texas       100
     AIG Annuity Insurance Company                                               Texas       100
     AIG Enterprise Services, LLC                                             Delaware       100
     American General Annuity Service Corporation                                Texas       100
     American General Life Companies, LLC                                     Delaware       100
     American General Property Insurance Company                             Tennessee     51.85/(21)/
       American General Property Insurance Company of Florida                  Florida       100
     The United State Life Insurance Company in the City of New York          New York       100
     The Variable Annuity Life Insurance Company                                 Texas       100
       VALIC Retirement Services Company                                         Texas       100
 American General Assurance Company                                           Illinois       100
   American General Indemnity Company                                         Illinois       100
 American General Bancassurance Services, Inc.                                Illinois       100
 American General Finance, Inc.                                                Indiana       100
   American General Auto Finance, Inc.                                        Delaware       100
   American General Finance Corporation                                        Indiana       100
     Merit Life Insurance Co.                                                  Indiana       100
     MorEquity, Inc.                                                            Nevada       100
       Wilmington Finance, Inc.                                               Delaware       100
     Yosemite Insurance Company                                                Indiana       100
       CommoLoCo, Inc.                                                     Puerto Rico       100
   American General Financial Services of Alabama, Inc.                       Delaware       100
 American General Investment Management Corporation                           Delaware       100

                              Subsidiaries of AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of      held by
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(1)/
                                                                              -------------------- -----------
 American General Realty Investment Corporation                                              Texas      100
 Knickerbocker Corporation                                                                   Texas      100
American International Life Assurance Company of New York                                 New York    77.52/(22)/
American International Underwriters Corporation                                           New York      100
American International Underwriters Overseas, Ltd.                                         Bermuda      100
 A.I.G. Colombia Seguros Generales S.A.                                                   Colombia      100
 AIG Brasil Companhia de Seguros                                                            Brazil       50
 AIG Direct Marketing Company Ltd.                                                          Taiwan      100
   Central Insurance Company Limited                                                        Taiwan      100
 AIG Europe (Ireland) Limited                                                              Ireland      100
 AIG Europe (UK) Limited                                                                   England      100
 AIG General Insurance (Thailand) Company Limited                                         Thailand      100
 AIG General Insurance (Vietnam) Company Limited                                           Vietnam      100
 AIG MEMSA Insurance Company Ltd.                                             United Arab Emirates      100
 AIG Takaful B.S.C.                                                                        Bahrain      100
 American International Insurance Company of Puerto Rico                               Puerto Rico      100
 American International Underwriters GmBH                                                  Germany      100
 La Meridional Compania Argentina de Seguros                                             Argentina      100
 La Seguridad de Centroamerica Compania de Seguros S.A.                                  Guatemala      100
 Richmond Insurance Company Limited                                                        Bermuda      100
 Underwriters Adjustment Company                                                            Panama      100
American Life Insurance Company                                                           Delaware      100
 AIG Life (Bulgaria) Z.D.A.D.                                                             Bulgaria      100
 ALICO, S.A.                                                                                France      100
 First American Polish Life Insurance and Reinsurance Company, S.A.                         Poland      100
 Inversiones Interamericana S.A. (Chile)                                                     Chile      100
 Pharaonic American Life Insurance Company                                                   Egypt    71.63
 Unibanco AIG Seguros S.A.                                                                  Brazil    47.80/(23)/
American Security Life Insurance Company, Ltd.                                        Lichtenstein      100
Delaware American Life Insurance Company                                                  Delaware      100
HSB Group, Inc.                                                                           Delaware      100
 The Hartford Steam Boiler Inspection and Insurance Company                            Connecticut      100
   The Hartford Steam Boiler Inspection and Insurance Company of Connecticut           Connecticut      100
   HSB Engineering Insurance Limited                                                       England      100
     The Boiler Inspection and Insurance Company of Canada                                  Canada      100
Mt. Mansfield Company, Inc.                                                                Vermont      100
The Philippine American Life and General Insurance Company                             Philippines    99.78
 Pacific Union Assurance Company                                                        California      100
 Philam Equitable Life Assurance Company, Inc.                                         Philippines    95.31
 Philam Insurance Company, Inc.                                                        Philippines      100
United Guaranty Corporation                                                         North Carolina    36.31/(24)/
 A.I.G. Mortgage Holdings Israel, Ltd.                                                      Israel    82.12
   E.M.I.-Ezer Mortgage Insurance Company, Limited                                          Israel      100
 AIG United Guaranty Agenzia DI Assicurazione S.R.L                                          Italy      100
 AIG United Guaranty Insurance (Asia) Limited                                            Hong Kong      100

                              Subsidiaries of AIG

                                                                                Percentage
                                                                                 of Voting
                                                                                Securities
                                                                Jurisdiction of   held by
                                                                 Incorporation   Immediate
                                                                or Organization Parent/(1)/
                                                                --------------- -----------
AIG United Guaranty Re, Ltd.                                           Ireland       100
United Guaranty Insurance Company                               North Carolina       100
United Guaranty Mortgage Insurance Company                      North Carolina       100
United Guaranty Mortgage Insurance Company Canada                       Canada       100
United Guaranty Mortgage Insurance Company of North Carolina    North Carolina       100
United Guaranty Partners Insurance Company                             Vermont        80
United Guaranty Residential Insurance Company                   North Carolina     75.03/(25)/
 United Guaranty Credit Insurance Company                       North Carolina       100
 United Guaranty Insurance Company of North Carolina            North Carolina       100
 United Guaranty Mortgage Indemnity Company                     North Carolina       100
United Guaranty Residential Insurance Company of North Carolina North Carolina       100
United Guaranty Services, Inc.                                  North Carolina       100

--------
(1)Percentages include directors' qualifying shares.
(2)All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(3)The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)Also owned 1 percent by AIG Global Investment Corp.
(5)Also owned 1 percent by AIG Capital Corporation.
(6)Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)Also owned 10 percent by AIG Matched Funding Corp.
(8)Also owned 10 percent by a subsidiary of American Life Insurance Company.
(9)Also owned 21 percent by Commerce and Industry Insurance Company.
(10)Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(11)Also owned 50 percent by The Insurance Company of the State of Pennsylvania.
(12)Also owned 25 percent by Commerce and Industry Insurance Company and
    25 percent by AIU Insurance Company.
(13)Also owned by 11 other AIG subsidiaries.
(14)Also owned by 11 other AIG Subsidiaries.
(15)Also owned 25.85 percent by AIG.
(16)Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17)Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18)Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New
    Hampshire Insurance Company.
(19)100 percent held together with AIG companies.
(20)Also owned 30 percent by AIG Retirement Services, Inc.
(21)Also owned 48.15 percent by American General Life and Accident Insurance Company.
(22)Also owned 22.48 percent by American Home Assurance Company.
(23)Also owned 1.7 percent by American International Underwriters Overseas,
    Ltd. and 0.48 percent by American Home Assurance Company.
(24)Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(25)Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29.Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

Item 30.Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) Management.

Name and Principal     Positions and Offices with Underwriter
Business Address       American General Equity Services Corporation
------------------     --------------------------------------------
Matthew E. Winter         Director and Chairman of the Board of
2929 Allen Parkway        Directors
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary          Director, President and Chief
2929 Allen Parkway        Executive Officer
Houston, TX 77019

Larry E. Blews            Vice President and Chief Compliance
2727-A Allen Parkway      Officer
Houston, TX 77019

Robert F. Herbert, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson        Vice President and Anti-Money
2727 Allen Parkway        Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires            Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal Positions and Offices with Underwriter
Business Address   American General Equity Services Corporation
------------------ --------------------------------------------
Rhonda Washington     Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck     Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker       Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming       Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore      Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                  Net Underwriting  Compensation on Events
Name of Principal  Discounts and   Occasioning the Deduction  Brokerage     Other
Underwriter         Commissions    of a Deferred Sales Load  Commissions Compensation
----------------- ---------------- ------------------------- ----------- ------------
American General         0                     0                  0           0
Equity Services
Corporation

Item 31.Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32.Management Services           Inapplicable

Item 33.Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 30th day of April, 2007.

                             VARIABLE ACCOUNT II OF AIG LIFE
                             INSURANCE COMPANY
                             (Registrant)

                             BY: AIG LIFE INSURANCE COMPANY
                                 (On behalf of the Registrant
                                 and itself)

                             BY: ROBERT F. HERBERT, JR.
                                 -----------------------------------------------
                                 ROBERT F. HERBERT, JR.
                                 SENIOR VICE PRESIDENT, TREASURER AND CONTROLLER

                                   AIGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                              Title                                  Date
-------------------------------------  -------------------------------------  --------------
RODNEY O. MARTIN, JR.                  Director and Chairman of the Board of  April 30, 2007
-------------------------------        Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER                      Director, President and Chief          April 30, 2007
-------------------------------        Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN                    Director, Executive Vice President     April 30, 2007
-------------------------------        and Chief Financial Officer
MARY JANE B. FORTIN

M. BERNARD AIDINOFF                    Director                               April 30, 2007
-------------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                         Director                               April 30, 2007
-------------------------------
DAVID J. DIETZ

DAVID L. HERZOG                        Director                               April 30, 2007
-------------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                      Director                               April 30, 2007
-------------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                     Director                               April 30, 2007
-------------------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

Signature                              Title                                  Date
-------------------------------------  -------------------------------------  --------------
DAVID W. O'LEARY                       Director                               April 30, 2007
-------------------------------
DAVID W. O'LEARY

GARY D. REDDICK                        Director                               April 30, 2007
-------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                   Director                               April 30, 2007
-------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                       Director                               April 30, 2007
-------------------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                      333-34199
                                                                      811-04867

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2007.

                                              NATIONAL UNION FIRE INSURANCE
                                              COMPANY OF PITTSBURGH, PA.

                                              BY: ROBERT S. SCHIMEK
                                                  -----------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                                  Date
-------------------------------------  -------------------------------------  --------------
*KRISTIAN P. MOOR                      Director and Chairman                  April 30, 2007
-------------------------------
KRISTIAN P. MOOR

*JOHN Q. DOYLE                         Director and President                 April 30, 2007
-------------------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK                     Director, Senior Vice President and    April 30, 2007
-------------------------------        Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                   Director                               April 30, 2007
-------------------------------
M. BERNARD AIDINOFF

*CHARLES H. DANGELO                    Director                               April 30, 2007
-------------------------------
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER                 Director                               April 30, 2007
-------------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS                     Director                               April 30, 2007
-------------------------------
DAVID NEIL FIELDS

*DAVID L. HERZOG                       Director                               April 30, 2007
-------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                       Director                               April 30, 2007
-------------------------------
ROBERT E. LEWIS

*WIN J. NEUGER                         Director                               April 30, 2007
-------------------------------
WIN J. NEUGER

*NICHOLAS S. TYLER                     Director                               April 30, 2007
-------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                     Director                               April 30, 2007
-------------------------------
NICHOLAS C. WALSH


--------

*BY: ROBERT S. SCHIMEK
     -------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit (r)(2) to the
     Registration Statement)

                                 EXHIBIT INDEX

Item 26.Exhibits

(e)(2)     Form of Supplemental Application for Life Insurance, Form No.
           14GVSUP997.

(e)(3)     Form of Subaccount Transfer Request Form.

(e)(4)     Form of Premium Allocation Form.

(e)(5)     Form of Loan/Surrender Request Form.

(e)(6)     Form of Dollar Cost Averaging Request Form.

(e)(8)     Form of Reallocation and Rebalancing Request Form.

(e)(9)     Form of Automatic Rebalancing Request.

(g)(1)     Reinsurance Agreement between AIG Life & AXA Corporate Solutions
           Life Reinsurance Company.

(h)(17)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Alliance Bernstein and AIG Life Insurance Company.

(h)(18)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           American Century and AIG Life Insurance Company.

(h)(19)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Credit Suisse and AIG Life Insurance Company.

(h)(20)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Fidelity and AIG Life Insurance Company.

(h)(21)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Franklin Templeton and AIG Life Insurance Company.

(h)(22)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Goldman Sachs and AIG Life Insurance Company.

(h)(23)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P.
           Morgan and AIG Life Insurance Company.

(h)(24)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Merrill Lynch (BlackRock) and AIG Life Insurance Company.

(h)(25)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Neuberger Berman and AIG Life Insurance Company.

(h)(26)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and AIG Life Insurance Company.

(h)(27)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between UIF
           Morgan Stanley and AIG Life Insurance Company.

(h)(28)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and AIG Life Insurance Company.

(h)(29)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between
           Vanguard and AIG Life Insurance Company.

(n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

(q)(1) Description of AIG Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 1, 2007.

                                      E-2